As filed with the Securities and Exchange Commission on July 6, 2022
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811- 21715
NEUBERGER BERMAN ALTERNATIVE FUNDS
 (Exact name of registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of principal executive offices – Zip Code)
Registrant’s telephone number, including area code: (212) 476-8800
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)
Date of fiscal year end: October 31
Date of reporting period: April 30, 2022
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Report to Shareholders.

(a)	Following are copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.
Neuberger Berman
Alternative and Multi-Asset Class Funds

Institutional Class Shares
Class A Shares
Class C Shares
Class R6 Shares
Class E Shares

Absolute Return Multi-Manager Fund

Semi-Annual Report

April 30, 2022

Contents

PRESIDENT'S LETTER	1
PORTFOLIO COMMENTARY	2
FUND EXPENSE INFORMATION	6
CONSOLIDATED SCHEDULE OF INVESTMENTS	8
Positions by Country	13
CONSOLIDATED FINANCIAL STATEMENTS	28
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	33
CONSOLIDATED FINANCIAL HIGHLIGHTS (ALL CLASSES)	51
Directory	56
Proxy Voting Policies and Procedures	57
Quarterly Portfolio Schedule	57

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2022 Neuberger Berman BD LLC, distributor. All rights reserved.

President's Letter

Dear Shareholder,

I am pleased to present this semi-annual shareholder report for Neuberger Berman Absolute Return Multi-Manager Fund covering the six-month period ended April 30, 2022 (the reporting period).

The global financial markets sold off over the reporting period. U.S. equities were volatile as rising interest rates, elevated inflation, COVID-19 and its variants, and the Russia/Ukraine war more than offset strong corporate earnings. The U.S. fixed income market was also weak as U.S. Treasury yields increased along with inflation expectations and the U.S. Federal Reserve Board's interest rate hikes.

All told, the U.S. equity market, as measured by the S&P 500® Index, returned –9.65% over the reporting period. International developed and emerging market equities, as measured by the MSCI EAFE® (Net) and MSCI Emerging Market (Net) Indices, returned –11.80% and –14.15%, respectively, over the reporting period. Meanwhile, the overall U.S. taxable investment-grade bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned –9.47% during the same period.

As we look ahead, the global growth outlook has been clouded by cross-currents in the form of rising commodities and geopolitical events. However, we believe a number of factors should enable the global economy to avoid recession in 2022. Although decelerating, the U.S. economy was in a strong position entering the current spike in inflation. We believe this provides a substantial cushion to withstand monetary policy changes; in sharp contrast to past scenarios when growth was fairly minimal and vulnerable to shocks. Key buffers also could help protect the expansion. In the U.S., we believe the consumer remains in excellent shape, with debt levels close to record lows while savings remain ample.

We continue to position the portfolio to seek to benefit from elevated market volatility, with additional upside potential in a rising rate environment. With markets continuing to be volatile, many risks remain evident to equity and fixed income markets, including persistently high inflation, tightening monetary policy, and geopolitical risks including the ongoing Russia/Ukraine war. We believe these factors, as well as a move higher in interest rates, could continue to drive volatility over the short-to-medium term.

Thank you for your continued support and trust. We look forward to continue serving your investment needs in the years to come.

Sincerely,

JOSEPH V. AMATO
PRESIDENT AND CEO
NEUBERGER BERMAN ALTERNATIVE FUNDS

1

Absolute Return Multi-Manager Fund Commentary (Unaudited)

Neuberger Berman Absolute Return Multi-Manager Fund Institutional Class generated a 1.75% total return for the six-month period ended April 30, 2022 (the reporting period), outperforming its primary benchmark, the HFRX® Global Hedge Fund Index (the Index), which posted a –3.05% total return for the same period. (Performance for all share classes is provided in the table following this letter.)

Global equity market performance, as measured by the MSCI All Country World Index (Net), was weak for the reporting period as investors weighed strong earnings results against a backdrop of rising interest rates, persistently high inflation, the continued spread of COVID-19, and geopolitical risks, including the Russia/Ukraine war. U.S. Treasury yields trended higher over the reporting period, with the curve steepening. Performance for the U.S. dollar was strong versus most major currencies. The gold price rallied as did most energy commodities, including crude oil and natural gas.

Gains from global macro/managed futures and merger arbitrage/event driven outpaced losses from long/short equity during the reporting period. From a risk management perspective, we were pleased that the Fund's volatility and betas1 to the S&P 500® and Bloomberg U.S. Aggregate Bond Indices were all in line with our expectations.

The allocation to global macro/managed futures strategy was the largest contributor for the reporting period. Within this category, both the managed futures and systematic currency allocations were responsible for the gains. Within the managed futures strategy, positive performance from interest rate positioning, commodities and currencies outweighed small losses from equities. Gains from the systematic currency strategy came primarily from long U.S. dollar positioning versus the euro and, to a lesser extent, versus the Australian dollar among other currencies.

The merger arbitrage/event driven allocation was additive to returns, as a number of deals progressed and closed during the reporting period.

The allocation to long/short equity was the largest detractor, as losses from longs outpaced gains from shorts. From a sector perspective, the largest gains came from short exposure to Real Estate and index hedges, while the largest losses came from long exposure to Consumer Discretionary, Communication Services and Information Technology.

The Fund's aggregate use of futures, forward foreign currency, swap contracts and written options contributed positively to performance during the reporting period.

We continue to position the Fund to seek to benefit from elevated volatility, with additional upside potential from a rising rate environment. The Fund's largest allocation is to global macro/managed futures strategies. We believe that increases in market volatility may be beneficial for these strategies as has been the case historically, with the potential for rising rates and inflation to drive trends across asset classes as well. The Fund's second largest strategy allocation is long/short equity. As the global economy continues to reopen, we anticipate a high dispersion of winners and losers over the medium term for our subadvisers/managers to identify. In addition, inflation and rising interest rates have the potential to drive stock dispersion in addition to volatility over the shorter term, providing more attractive entry and exit points for our subadvisers/managers to exploit. The Fund's third largest allocation is to merger arbitrage/event driven strategies. Merger and acquisition (M&A) activity remains strong with spreads remaining at attractive levels. In addition, we believe spreads have the potential to increase if interest rates continue to rise.

Sincerely,

DAVID KUPPERMAN, JEFF MAJIT AND FRED INGHAM
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers and subadvisers. The opinions are as of the date of this report and are subject to change without notice.

1 Beta is a measure of the systematic risk of a portfolio. It is the covariance of the portfolio and a market index divided by the variance of the market index. Beta measures the historical sensitivity of a portfolio's returns to movements in the market index. The beta of the market index will always be one. A portfolio with a beta above the market index (i.e. >1) means that the portfolio has greater volatility than the market index. If the beta of the portfolio is 1.2, a market increase in return of 1% implies a 1.2% increase in the portfolio's return. If the beta of the portfolio is 0.8, a market decrease in return of 1% implies a 0.8% decrease in the portfolio's return.

2

Absolute Return Multi-Manager Fund (Unaudited)

TICKER SYMBOLS

Institutional Class	NABIX
Class A	NABAX
Class C	NABCX
Class R6	NRABX
Class E	NABEX

PORTFOLIO BY INVESTMENT TYPE

(as a % of Total Net Assets)

	Long	Short
Common Stocks	39.1%	(8.3)%
Convertible Preferred Stocks	0.1	—
Corporate Bonds	0.0	—
Loan Assignments	0.0	—
Master Limited Partnerships	0.0	—
Preferred Stocks	0.2	—
Rights	0.2	—
Warrants	0.4	—
Short-Term Investments	42.0	—
Other Assets Less Liabilities	26.3 *	—
Total	108.3%	(8.3)%

*  Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

PERFORMANCE HIGHLIGHTS

			Average Annual Total Return Ended 04/30/2022
	Inception Date	Six Month Period Ended 04/30/2022	1 Year	5 Years	Life of Fund
At NAV
Institutional Class	05/15/2012	1.75%	1.75%	3.13%	2.58%
Class A	05/15/2012	1.61%	1.43%	2.77%	2.22%
Class C	05/15/2012	1.13%	0.66%	1.98%	1.45%
Class R6[3]	12/31/2013	1.85%	1.94%	3.22%	2.64%
Class E3	01/11/2022	2.10%	2.10%	3.20%	2.62%
With Sales Charge
Class A		–4.21%	–4.37%	1.57%	1.62%
Class C		0.13%	–0.34%	1.98%	1.45%
Index
HFRX® Global Hedge Fund Index[1,2]		–3.05%	–1.57%	2.63%	2.14%
S&P 500® Index[1,2]		–9.65%	0.21%	13.66%	14.20%
Bloomberg U.S. Aggregate Bond Index*,1,2		–9.47%	–8.51%	1.20%	1.69%

*  Effective August 24, 2021, the Bloomberg Barclays U.S. Aggregate Bond Index changed its name to the Bloomberg U.S. Aggregate Bond Index.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class's returns. Please see Note B in the Consolidated Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2021 were 2.97%, 3.35%, 4.10% and 2.90% for Institutional Class, Class A, Class C and Class R6 shares, respectively, and the estimated total annual operating expense ratio for fiscal year 2022 is 2.84% for Class E (before expense reimbursements and/or fee waivers, if any). The expense ratios were 2.20%, 2.57%, 3.31% and 2.11% for Institutional Class, Class A, Class C and Class R6 shares, respectively, and the estimated expense ratio for fiscal year 2022 is 1.14% for Class E after expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended April 30, 2022, can be found in the Consolidated Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1.00%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

3

Endnotes (Unaudited)

1  Please see "Glossary of Indices" on page 5 for a description of indices. Please note that individuals cannot invest directly in any index. The S&P 500® and the Bloomberg U.S. Aggregate Bond Indices do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track. The HFRX® Global Hedge Fund Index does take into account fees and expenses, but not tax consequences, of investing since it is based on the underlying hedge funds' net returns. Data about the performance of an index are prepared or obtained by NBIA and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

2  The date used to calculate Life of Fund performance for the index is the inception date of the oldest share class.

3  The performance information for Class R6 and Class E prior to the classes' respective inception dates is that of the Institutional Class of Neuberger Berman Absolute Return Multi-Manager Fund. The performance information for the Institutional Class has not been adjusted to take into account differences in class specific operating expenses. The Institutional Class has higher expenses and typically lower returns than Class R6 and Class E.

For more complete information on any of the Neuberger Berman Alternative and Multi-Asset Class Funds, call us at (800) 877-9700, or visit our website at www.nb.com.

4

Glossary of Indices (Unaudited)

Bloomberg U.S. Aggregate Bond Index:

The index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable bond market and includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid adjustable rate mortgage (ARM) pass-throughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) (agency and nonagency). Effective August 24, 2021 all Bloomberg Barclays fixed income indices were rebranded as "Bloomberg indices".

HFRX® Global Hedge Fund Index:

The index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Constituent funds are selected from an eligible pool of the more than 7,500 funds worldwide that report to the Hedge Fund Research (HFR) Database. Constituent funds must meet all of the following criteria: report monthly; report performance net of all fees; be U.S. dollar denominated; be active and accepting new investments; have a minimum 24 month track record; and the fund's manager must have at least $50 million in assets under management. The index is rebalanced quarterly.

S&P 500® Index:	The index is a float-adjusted market capitalization-weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portion of the total value of the market.

5

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds (if applicable); and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2022 and held for the entire period. The table illustrates each Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as sales charges (loads) (if applicable). Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

6

Expense Example (Unaudited)

Neuberger Berman Alternative Funds
	ACTUAL					HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)
	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During the Period 11/1/2021 - 4/30/2022(1)(3)		Expense Ratio	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During the Period 11/1/2021 - 4/30/2022(2)(3)	Expense Ratio
Absolute Return Multi-Manager Fund
Institutional Class	$1,000.00	$1,017.50	$11.76		2.35%	$1,000.00	$1,013.14	$11.73	2.35%
Class A	$1,000.00	$1,016.10	$13.55		2.71%	$1,000.00	$1,011.36	$13.51	2.71%
Class C	$1,000.00	$1,011.30	$17.25		3.46%	$1,000.00	$1,007.64	$17.22	3.46%
Class R6	$1,000.00	$1,018.50	$11.21		2.24%	$1,000.00	$1,013.69	$11.18	2.24%
Class E	$1,000.00	$1,040.30	$4.12	(4)	1.34%	$1,000.00	$1,018.15	$6.71	1.34%

(1)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one -half year period shown), unless otherwise indicated.

(2)  Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

(3)  Includes expenses of the Fund's subsidiary (See Note A of the Notes to Consolidated Financial Statements).

(4)  Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 110/365 (to reflect the period shown as of January 11, 2022 (Commencement of Operations) to April 30, 2022.

7

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) April 30, 2022

Investments	Shares	Value
Long Positions 82.0%
Common Stocks 39.1%
Air Freight & Logistics 0.2%
GXO Logistics, Inc.*	3,217	$190,414
Airlines 0.0%(a)
American Airlines Group, Inc.*	768	14,415
Spirit Airlines, Inc.*	750	17,708
		32,123
Auto Components 0.1%
Garrett Motion, Inc. (Switzerland)*	434	2,895
Tenneco, Inc., Class A*	4,900	84,133
		87,028
Automobiles 0.3%
General Motors Co.*	5,939	225,147
Banks 0.8%
Bank of America Corp.	6,344	226,354
First Horizon Corp.	18,045	403,847
TriState Capital Holdings, Inc.*	1,400	42,294
		672,495
Biotechnology 0.9%
Grifols SA, ADR (Spain)	3,800	40,774
Regeneron Pharmaceuticals, Inc.*	658	433,694
Sierra Oncology, Inc. (Canada)*	3,991	217,550
		692,018
Building Products 0.1%
Cornerstone Building Brands, Inc.*	4,000	97,560
Capital Markets 1.0%
BlackRock, Inc.	281	175,535
Morgan Stanley	2,500	201,475
Pegasus Acquisition Co. Europe BV, Class A (Netherlands)*	12,042	122,591
Pershing Square Tontine Holdings Ltd., Class A*	6,100	121,329
Sanne Group plc (Jersey)*	10,400	118,613
Investments	Shares	Value
Social Capital Hedosophia Holdings Corp. VI, Class A*	5,200	$53,248
		792,791
Chemicals 0.4%
Atotech Ltd. (China)*	5,600	119,280
GCP Applied Technologies, Inc.*	5,525	173,319
		292,599
Commercial Services & Supplies 0.2%
US Ecology, Inc.*	3,119	149,681
Vidler Water Resouces, Inc.*	417	6,563
		156,244
Communications Equipment 0.9%
Cisco Systems, Inc.	5,303	259,741
Comtech Telecommunications Corp.	2,800	38,080
Motorola Solutions, Inc.	939	200,655
Plantronics, Inc.*(l)	5,100	203,286
		701,762
Construction & Engineering 0.4%
Quanta Services, Inc.	2,491	288,906
Containers & Packaging 0.3%
Intertape Polymer Group, Inc. (Canada)	8,500	263,009
Diversified Consumer Services 0.2%
Terminix Global Holdings, Inc.*	3,376	154,925
Diversified Financial Services 0.7%
4L Holdings Corp.*(b)	3,790	341
Apollo Global Management, Inc.	5,039	250,741
Equitable Holdings, Inc.	11,983	345,470
		596,552
Diversified Telecommunication Services 0.0%(a)
Telesat Corp. (Canada)*	2,585	29,055
Investments	Shares	Value
Electric Utilities 1.1%
Alliant Energy Corp.	4,486	$263,822
PG&E Corp.*	18,599	235,277
PNM Resources, Inc.	8,500	396,610
		895,709
Electronic Equipment, Instruments & Components 1.2%
Coherent, Inc.*	1,900	509,010
Rogers Corp.*	1,600	433,152
		942,162
Entertainment 0.9%
Activision Blizzard, Inc.	5,200	393,120
Liberty Media Corp-Liberty Braves, Class C*	1,775	44,570
Sciplay Corp., Class A*	4,400	58,784
Zynga, Inc., Class A*	32,100	265,467
		761,941
Equity Real Estate Investment Trusts (REITs) 0.3%
Bluerock Residential Growth REIT, Inc.	1,600	42,576
Cedar Realty Trust, Inc.	3,036	86,162
Preferred Apartment Communities, Inc.	3,198	79,566
		208,304
Food & Staples Retailing 0.1%
Cia Brasileira de Distribuicao, ADR (Brazil)	1,664	6,955
Magnit PJSC, GDR (Russia)(b)(c)(d)	1,638	—
Sendas Distribuidora SA, ADR (Brazil)*	1,664	25,925
Wal-Mart de Mexico SAB de CV (Mexico)	20,047	70,889
X5 Retail Group NV, GDR (Russia)(b)(c)(d)	4,390	—
		103,769

See Notes to Consolidated Financial Statements

8

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value
Food Products 1.3%
Nestle SA (Registered) (Switzerland)	4,906	$633,336
Sanderson Farms, Inc.	2,250	426,082
		1,059,418
Gas Utilities 0.5%
Macquarie Infrastructure Holdings LLC	32,500	121,875
South Jersey Industries, Inc.	6,500	222,235
Southwest Gas Holdings, Inc.	500	44,055
		388,165
Health Care Equipment & Supplies 0.4%
Intersect ENT, Inc.*	6,570	179,821
IntriCon Corp.*	3,550	85,235
Natus Medical, Inc.*	900	29,943
Ortho Clinical Diagnostics Holdings plc*	2,900	51,069
		346,068
Health Care Providers & Services 0.7%
Anthem, Inc.	725	363,899
LHC Group, Inc.*	700	116,095
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)	13,084	21,157
Sinopharm Group Co. Ltd., Class H (China)	7,345	16,902
Tivity Health, Inc.*	806	25,897
		543,950
Health Care Technology 1.3%
Cerner Corp.	6,900	646,116
Change Healthcare, Inc.*	18,280	430,677
		1,076,793
Hotels, Restaurants & Leisure 1.0%
Bally's Corp.*	950	28,348
Booking Holdings, Inc.*	83	183,456
Expedia Group, Inc.*	2,875	502,406
Playtech plc (United Kingdom)*	8,600	56,217
		770,427
Investments	Shares	Value
Industrial Conglomerates 0.0%(a)
Smiths Group plc (United Kingdom)	1,961	$35,885
Insurance 0.8%
AIA Group Ltd. (Hong Kong)	31,852	312,906
American National Group, Inc.	115	21,690
Chubb Ltd.	1,486	306,785
		641,381
Interactive Media & Services 2.4%
Actua Corp.*(b)(c)	6,700	67
Alphabet, Inc., Class A*	331	755,405
Baidu, Inc., ADR (China)*	324	40,231
Baidu, Inc., Class A (China)*	310	4,943
Meta Platforms, Inc., Class A*	2,554	512,000
Tencent Holdings Ltd. (China)	6,798	320,355
Twitter, Inc.*	5,500	269,610
VK Co. Ltd., GDR (Russia)*(b)(c)(d)	1,305	—
Yandex NV, Class A (Russia)*(b)(c)	1,428	—
		1,902,611
Internet & Direct Marketing Retail 2.1%
Alibaba Group Holding Ltd., ADR (China)*	3,518	341,563
Alibaba Group Holding Ltd. (China)*	7,750	94,532
Altaba, Inc. Escrow*(b)	59,956	344,747
Amazon.com, Inc.*	208	517,011
ASOS plc (United Kingdom)*	468	8,149
Deliveroo plc (United Kingdom)*(d)	11,689	16,155
eBay, Inc.	2,232	115,885
JD.com, Inc., Class A (China)*	323	10,071
MercadoLibre, Inc. (Brazil)*	246	239,513
		1,687,626
IT Services 1.5%
Fidelity National Information Services, Inc.	3,327	329,872
Investments	Shares	Value
MoneyGram International, Inc.*(l)	20,977	$212,497
PayPal Holdings, Inc.*	2,232	196,260
Visa, Inc., Class A	2,127	453,327
		1,191,956
Life Sciences Tools & Services 0.8%
Eurofins Scientific SE (Luxembourg)	2,727	253,442
Gerresheimer AG (Germany)	2,118	147,121
Thermo Fisher Scientific, Inc.	398	220,062
		620,625
Machinery 0.6%
Meritor, Inc.*	9,003	323,298
Welbilt, Inc.*	8,460	199,825
		523,123
Media 1.3%
Aimia, Inc. (Canada)*	5,650	21,638
Deluxe Television GmbH (Germany)*(b)	16,063	4,819
Shaw Communications, Inc., Class B (Canada)	19,121	569,470
Stroeer SE & Co. KGaA (Germany)	3,057	182,890
TEGNA, Inc.	12,360	272,538
Tribune Co. Litigation, Class 1C*(b)(c)	302,443	—
		1,051,355
Metals & Mining 0.2%
ArcelorMittal SA (Luxembourg)	1,928	56,216
Artemis Gold, Inc. (Canada)*	605	3,344
Turquoise Hill Resources Ltd. (Mongolia)*	2,600	70,938
Vale SA, ADR (Brazil)	3,708	62,628
		193,126
Multiline Retail 0.0%
Fix Price Group Ltd., GDR (Russia)(b)(c)(d)	144	—
Oil, Gas & Consumable Fuels 0.7%
Cheniere Energy, Inc.	2,152	292,263

See Notes to Consolidated Financial Statements

9

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value
LUKOIL PJSC, ADR (Russia)(b)(c)	661	$—
Petroleo Brasileiro SA, ADR (Brazil)	4,209	57,116
Renewable Energy Group, Inc.*	2,893	176,646
Southcross Energy Partners LP*(b)	49,093	2,455
		528,480
Personal Products 0.7%
Estee Lauder Cos., Inc. (The), Class A	715	188,803
Unilever plc (United Kingdom)	8,368	388,393
		577,196
Pharmaceuticals 2.6%
Antares Pharma, Inc.*	15,900	88,483
Aralez Pharmaceuticals, Inc. (Canada)*(b)	345	—
Bristol-Myers Squibb Co.	4,588	345,339
Dr Reddy's Laboratories Ltd., ADR (India)	1,322	70,965
Eli Lilly & Co.	1,166	340,624
Hikma Pharmaceuticals plc (Jordan)	3,332	78,270
Johnson & Johnson	244	44,032
Roche Holding AG (Switzerland)	1,819	674,511
Teva Pharmaceutical Industries Ltd., ADR (Israel)*	722	6,289
Vifor Pharma AG (Switzerland)	2,490	440,405
		2,088,918
Professional Services 0.8%
Intertrust NV (Netherlands)*(d)	12,935	266,916
Nielsen Holdings plc	7,900	211,799
SGS SA (Registered) (Switzerland)	63	161,880
		640,595
Road & Rail 0.0%(a)
HyreCar, Inc.*	20,640	32,198
Investments	Shares	Value
Semiconductors & Semiconductor Equipment 1.8%
ASML Holding NV (Netherlands)	46	$26,107
CMC Materials, Inc.	2,100	375,718
Magnachip Semiconductor Corp. (South Korea)*	6,000	109,740
NeoPhotonics Corp.*	5,250	79,485
NVIDIA Corp.	875	162,286
QUALCOMM, Inc.	1,937	270,580
SunEdison, Inc.*(b)(c)	16,689	—
Tower Semiconductor Ltd. (Israel)*	8,550	412,965
		1,436,881
Software 4.3%
Anaplan, Inc.*(l)	5,598	363,814
Bottomline Technologies DE, Inc.*	3,750	212,325
CDK Global, Inc.	6,741	366,778
Citrix Systems, Inc.	3,550	355,355
Datto Holding Corp.*	4,607	159,863
GTY Technology Holdings, Inc.*	7,050	42,934
Mandiant Corp.*	17,714	389,354
Microsoft Corp.	1,240	344,125
Mimecast Ltd.*	5,350	426,288
Rekor Systems, Inc.*	8,618	25,595
Sailpoint Technologies Holdings, Inc.*	2,581	164,745
SAP SE (Germany)	3,187	322,990
Vonage Holdings Corp.*	16,600	331,336
		3,505,502
Specialty Retail 0.7%
Frasers Group plc (United Kingdom)*	9,144	77,663
Sportsman's Warehouse Holdings, Inc.*	15,700	150,877
Toys R Us, Inc.*(b)	1,040	5,894
Ulta Beauty, Inc.*	781	309,901
		544,335
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc.	6,887	1,085,736
Investments	Shares	Value
Samsung Electronics Co. Ltd., GDR (South Korea)(d)	157	$205,083
		1,290,819
Textiles, Apparel & Luxury Goods 0.2%
Capri Holdings Ltd.*	1,943	92,681
Tapestry, Inc.	3,195	105,180
		197,861
Thrifts & Mortgage Finance 0.1%
Flagstar Bancorp, Inc.	1,400	49,420
Trading Companies & Distributors 0.2%
Brenntag SE (Germany)	1,347	103,939
IMCD NV (Netherlands)	234	37,258
		141,197
Wireless Telecommunication Services 0.4%
T-Mobile US, Inc.*	2,404	296,029
Total Common Stocks (Cost $32,487,713)		31,546,453
	No. of Warrants
Warrants 0.4%
Capital Markets 0.0%(a)
FinTech Acquisition Corp. III, expiring 12/1/2023*(b)(c)	1,770	19
Pegasus Acquisition Co. Europe BV, expiring 4/27/2026 (Netherlands)*(b)(c)	4,014	1,694
		1,713
Leisure Products 0.0%(a)
Tonies SE, expiring 4/30/2026 (Germany)*	4,329	2,740
Oil, Gas & Consumable Fuels 0.4%
Southcross Energy Partners LP, expiring 12/31/2029*(b)	303,095	287,941
Total Warrants (Cost $300,108)		292,394

See Notes to Consolidated Financial Statements

10

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	No. of Rights	Value
Rights 0.2%
Biotechnology 0.2%
Achillion Pharmaceuticals, Inc., CVR*(b)	23,300	$11,650
Adamas Pharmaceuticals, Inc., CVR*(b)(c)	24,600	1,230
Ambit Biosciences Corp., CVR*(b)(c)	70,000	118,300
Clementia Pharmaceuticals, Inc., CVR (France)*(b)(c)	3,200	—
Tobira Therapeutics, Inc., CVR*(b)(c)	6,900	—
		131,180
IT Services 0.0%(a)
Flexion Therapeutics, Inc., CVR*(b)(c)	18,500	12,025
Media 0.0%
Media General, Inc., CVR*(b)(c)	76,116	—
Metals & Mining 0.0%(a)
Kinross Gold Corp., CVR (Canada)*(b)	4,800	—
Pan American Silver Corp., CVR (Canada)*	39,600	32,472
		32,472
Pharmaceuticals 0.0%(a)
Dova Pharmaceuticals, Inc., CVR (Sweden)*(b)	8,800	1,100
Zogenix, Inc., CVR*(b)(c)	6,450	4,837
		5,937
Total Rights (Cost $52,846)		181,614
	Shares
Preferred Stocks 0.2%
Internet & Direct Marketing Retail 0.2%
Overstock.com, Inc., Series A-1, 6/8/2022(e) (Cost $260,799)	5,862	162,377
Investments	Shares	Value
Convertible Preferred Stocks 0.1%
Auto Components 0.1%
Garrett Motion, Inc. (Switzerland), Series A, 4/30/2027(e) (Cost $38,031)	7,244	$56,431
	Principal Amount
Loan Assignments 0.0%(a)
Media 0.0%(a)
Deluxe Entertainment Services Group, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 5.00%), 6.00%, 3/25/2024(b)(c)(f)	$14,319	5,694
Deluxe Entertainment Services Group, Inc., 2nd Lien Term Loan, (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2024(b)(c)(f)	146,896	—
Total Loan Assignments (Cost $105,335)		5,694
	Shares
Master Limited Partnerships 0.0%(a)
Oil, Gas & Consumable Fuels 0.0%(a)
Sprague Resources LP (Cost $3,635)	215	3,591
	Principal Amount
Corporate Bonds 0.0%
Independent Power and Renewable Electricity Producers 0.0%
GenOn Energy, Inc. Escrow, 9.50%, 10/15/2018(b)(c)(g)	$354,000	—
10/15/2020(b)(c)(g) 9.88%,	1,655,000	—
Total Corporate Bonds (Cost $—)		—
Investments	Shares	Value
Short-Term Investments 42.0%
Investment Companies 42.0%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 0.29%(h)(i) (Cost $33,848,021)	33,848,021	$33,848,021
Total Long Positions (Cost $67,096,488)		66,096,575
Short Positions (8.3)%(j)
Common Stocks (8.3)%
Banks (0.5)%
National Bank of Canada (Canada)	(2,723)	(190,174)
Royal Bank of Canada (Canada)	(1,991)	(201,092)
		(391,266)
Building Products (0.3)%
Trex Co., Inc.*	(3,711)	(215,943)
Capital Markets (0.6)%
Evercore, Inc., Class A	(2,258)	(238,783)
Moelis & Co., Class A	(5,134)	(227,231)
Raymond James Financial, Inc.	(350)	(34,111)
		(500,125)
Chemicals (0.3)%
International Flavors & Fragrances, Inc.	(2,033)	(246,603)
Consumer Finance (0.3)%
Credit Acceptance Corp.*	(538)	(275,725)
Diversified Consumer Services (1.4)%
Adtalem Global Education, Inc.*	(6,065)	(177,765)
Grand Canyon Education, Inc.*	(2,531)	(242,900)
Perdoceo Education Corp.*	(32,737)	(366,000)
Strategic Education, Inc.	(5,103)	(329,654)
		(1,116,319)

See Notes to Consolidated Financial Statements

11

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value
Electronic Equipment, Instruments & Components (0.1)%
II-VI, Inc.*	(1,465)	$(89,673)
Entertainment (0.1)%
Take-Two Interactive Software, Inc.*	(576)	(68,838)
Equity Real Estate Investment Trusts (REITs) (1.3)%
Digital Realty Trust, Inc.	(2,198)	(321,172)
Equinix, Inc.	(458)	(329,339)
SL Green Realty Corp.	(3,138)	(217,212)
Vornado Realty Trust	(5,097)	(197,305)
		(1,065,028)
Food Products (0.7)%
Campbell Soup Co.	(6,520)	(307,874)
J M Smucker Co. (The)	(1,693)	(231,823)
		(539,697)
Health Care Equipment & Supplies (0.0)%(a)
Quidel Corp.*	(82)	(8,251)
Investments	Shares	Value
Household Products (0.3)%
Clorox Co. (The)	(1,833)	$(262,980)
Industrial Conglomerates (0.5)%
3M Co.	(2,897)	(417,805)
Insurance (0.3)%
Trupanion, Inc.*	(3,713)	(236,221)
Internet & Direct Marketing Retail (0.2)%
Wayfair, Inc., Class A*	(2,204)	(169,576)
IT Services (0.3)%
Western Union Co. (The)	(11,910)	(199,612)
Media (0.2)%
Paramount Global, Class B	(6,363)	(185,290)
Real Estate Management & Development (0.2)%
eXp World Holdings, Inc.	(13,874)	(185,773)
Semiconductors & Semiconductor Equipment (0.2)%
Entegris, Inc.	(905)	(100,808)
MKS Instruments, Inc.	(208)	(23,708)
		(124,516)
Investments	Shares	Value
Software (0.4)%
Fair Isaac Corp.*	(751)	$(280,506)
NortonLifeLock, Inc.	(2,125)	(53,210)
		(333,716)
Thrifts & Mortgage Finance (0.1)%
New York Community Bancorp, Inc.	(5,622)	(51,947)
Total Common Stocks (Proceeds $(7,760,564))		(6,684,904)
Total Short Positions (Proceeds $(7,760,564))		(6,684,904)
Total Investments 73.7% (Cost $59,335,924)		59,411,671
Other Assets Less Liabilities 26.3%(k)		21,194,815
Net Assets 100.0%		$80,606,486

All bonds are denominated in US dollars, unless noted otherwise.

*  Non-income producing security.

(a)  Represents less than 0.05% of net assets of the Fund.

(b)  Value determined using significant unobservable inputs.

(c)  Security fair valued as of April 30, 2022, in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2022, amounted to $143,866, which represents 0.2% of net assets of the Fund.

(d)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. At April 30, 2022, the total value of these securities amounted to $488,154, which represents 0.6% of net assets of the Fund.

(e)  Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.

(f)  Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2022, and changes periodically.

(g)  Defaulted security.

(h)  Represents 7-day effective yield as of April 30, 2022.

(i)  All or a portion of this security is segregated in connection with obligations for futures, swaps, options written and/or forward foreign currency contracts with a total value of $32,955,689.

See Notes to Consolidated Financial Statements

12

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

(j)  At April 30, 2022, the Fund had $6,801,945 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.

(k)  Includes the impact of the Fund's open positions in derivatives at April 30, 2022.

(l)  All or a portion of this security is pledged with the custodian for options written.

Abbreviations

ADR  American Depositary Receipt

CVR  Contingent Value Rights

GDR  Global Depositary Receipt

ICE  Intercontinental Exchange

LIBOR  London Interbank Offered Rate

PJSC  Public Joint Stock Company

SA  Société Anonyme

USD  United States Dollar

LONG POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$24,171,670	30.0%
Switzerland	1,969,458	2.4%
Canada	1,136,538	1.4%
China	969,034	1.2%
Germany	764,499	0.9%
United Kingdom	582,462	0.7%
Netherlands	454,566	0.6%
Israel	419,254	0.5%
Brazil	392,137	0.5%
South Korea	314,823	0.4%
Hong Kong	312,906	0.4%
Luxembourg	309,658	0.4%
Jersey	118,613	0.1%
Jordan	78,270	0.1%
India	70,965	0.1%
Mongolia	70,938	0.1%
Mexico	70,889	0.1%
Spain	40,774	0.1%
Sweden	1,100	0.0	%(a)
Short-Term Investments and Other Assets—Net	55,042,836	68.3%
Short Positions (See summary below)	(6,684,904)	(8.3)%
	$80,606,486	100.0%

SHORT POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$(6,293,638)	(7.8)%
Canada	(391,266)	(0.5)%
Total Short Positions	$(6,684,904)	(8.3)%

(a)  Represents less than 0.05% of net assets of the Fund.

See Notes to Consolidated Financial Statements

13

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Derivative Instruments

Futures contracts ("futures")

At April 30, 2022, open positions in futures for the Fund were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
Brent Crude Oil	2	5/2022	$214,280	$7,427
Natural Gas	4	5/2022	289,760	8,542
NY Harbor ULSD	2	5/2022	337,445	30,685
RBOB Gasoline	2	5/2022	289,162	17,577
WTI Crude Oil	2	5/2022	209,380	9,326
100 oz Gold	3	6/2022	573,510	(14,656)
Brent Crude Oil	1	6/2022	105,450	119
Foreign Exchange USD/NOK	2	6/2022	199,322	8,817
FTSE 100 Index	2	6/2022	188,944	1,500
Low Sulphur Gasoil	2	6/2022	233,300	3,172
S&P/TSX 60 Index	1	6/2022	194,917	(12,357)
Sugar No. 11	12	6/2022	257,376	(7,749)
Brent Crude Oil	1	7/2022	103,480	(1,541)
Canola	10	7/2022	184,969	3,442
Coffee 'C'	1	7/2022	83,288	(5,346)
Corn	18	7/2022	732,150	17,005
Cotton No. 2	5	7/2022	364,075	16,102
FCOJ-A	1	7/2022	27,060	1,610
KC HRW Wheat	3	7/2022	165,862	(7,657)
Rapeseed	2	7/2022	90,752	(343)
Robusta Coffee	1	7/2022	21,070	(10)
Soybean	7	7/2022	589,662	(8,405)
Soybean Meal	6	7/2022	259,380	(17,415)
Soybean Oil	11	7/2022	555,588	36,752
Wheat	4	7/2022	211,150	(9,035)
Milling Wheat No. 2	3	9/2022	60,132	(18)
Canola	1	11/2022	17,192	1,248
WTI Crude Oil	1	11/2022	93,330	7,788
Total Long Contracts			$6,651,986	$86,580
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short Contracts
Hang Seng Index	(2)	5/2022	$(267,656)	$(8,695)
HSCEI	(4)	5/2022	(185,421)	(11,634)
MSCI Singapore Index	(8)	5/2022	(181,525)	(3,676)

See Notes to Consolidated Financial Statements

14

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
OMXS30 Index	(9)	5/2022	$(188,511)	$1,425
SGX FTSE China A50 Index	(13)	5/2022	(175,357)	(6,207)
SGX FTSE Taiwan Index	(1)	5/2022	(58,290)	(241)
Australia 10 Year Bond	(5)	6/2022	(438,555)	22,030
Australia 3 Year Bond	(14)	6/2022	(1,078,007)	8,542
Canada 10 Year Bond	(8)	6/2022	(786,891)	29,635
Canada 10 Year Bond	(7)	6/2022	(688,530)	27,899
DAX Index	(1)	6/2022	(371,606)	(10,135)
EURO STOXX 50 Index	(9)	6/2022	(354,716)	(2,908)
Euro-Bobl	(13)	6/2022	(1,744,191)	32,308
Euro-BTP	(3)	6/2022	(412,507)	21,316
Euro-Bund	(6)	6/2022	(972,179)	18,955
Euro-Bund	(1)	6/2022	(162,030)	9,030
Euro-Buxl	(2)	6/2022	(360,751)	21,757
Euro-OAT	(4)	6/2022	(615,416)	15,423
Euro-Schatz	(32)	6/2022	(3,718,319)	16,923
Foreign Exchange AUD/USD	(113)	6/2022	(8,008,310)	265,488
Foreign Exchange CAD/USD	(1)	6/2022	(77,905)	99
Foreign Exchange EUR/USD	(108)	6/2022	(14,295,150)	543,453
Foreign Exchange GBP/USD	(1)	6/2022	(78,744)	3,710
Foreign Exchange JPY/USD	(1)	6/2022	(96,688)	1,294
Foreign Exchange MXN/USD	(3)	6/2022	(73,110)	(3,234)
Foreign Exchange NZD/USD	(1)	6/2022	(64,670)	3,683
Foreign Exchange ZAR/USD	(1)	6/2022	(31,600)	1,211
Japan 10 Year Bond	(3)	6/2022	(3,458,756)	3,169
Live Cattle	(3)	6/2022	(159,180)	1,972
Long Gilt	(7)	6/2022	(1,042,527)	25,083
Long Gilt	(2)	6/2022	(297,865)	12,858
MSCI Emerging Markets E-Mini Index	(2)	6/2022	(105,740)	411
Nikkei 225 Index	(12)	6/2022	(248,461)	(2,321)
Nikkei 225 Index	(1)	6/2022	(133,825)	(9,628)
Russell 2000 E-Mini Index	(2)	6/2022	(186,130)	18,617
S&P 500 E-Mini Index	(7)	6/2022	(1,444,625)	11,568
U.S. Treasury 2 Year Note	(7)	6/2022	(1,475,687)	5,992
U.S. Treasury 5 Year Note	(15)	6/2022	(1,690,078)	17,029
U.S. Treasury 10 Year Note	(10)	6/2022	(1,191,562)	16,019
U.S. Treasury 10 Year Note	(6)	6/2022	(714,938)	27,413
U.S. Treasury Long Bond	(4)	6/2022	(562,750)	3,932
U.S. Treasury Ultra Bond	(1)	6/2022	(160,437)	17,155
Cocoa	(6)	7/2022	(154,020)	244
Platinum	(1)	7/2022	(46,980)	1,627
Silver	(1)	7/2022	(115,425)	2,923

See Notes to Consolidated Financial Statements

15

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3 Month Canadian Bankers Acceptance	(22)	12/2022	$(4,138,754)	$8,291
3 Month Canadian Bankers Acceptance	(18)	3/2023	(3,381,699)	6,759
3 Month Euro Euribor	(20)	3/2023	(5,213,827)	16,727
3 Month SONIA	(17)	3/2023	(5,220,712)	8,038
3 Month SONIA	(15)	6/2023	(4,597,080)	3,465
3 Month Euro Euribor	(15)	9/2023	(3,888,809)	9,548
3 Month SOFR	(15)	9/2023	(3,627,000)	12,789
3 Month SONIA	(13)	12/2023	(3,979,232)	3,229
3 Month SOFR	(18)	3/2024	(4,359,150)	12,996
3 Month SONIA	(12)	6/2024	(3,679,550)	4,138
3 Month Euro Euribor	(14)	9/2024	(3,630,479)	7,986
3 Month SOFR	(22)	9/2024	(5,337,200)	11,878
3 Month SONIA	(14)	12/2024	(4,304,031)	3,192
3 Month Eurodollar	(9)	9/2025	(2,182,050)	10,334
3 Month SOFR	(9)	9/2025	(2,187,112)	8,561
Total Short Contracts			$(108,402,306)	$1,279,445
Total Futures				$1,366,025

For the six months ended April 30, 2022, the average notional value for the months where the Fund had futures outstanding was $11,349,209 for long positions and $(125,858,334) for short positions. At April 30, 2022, the Fund had $1,713,042 deposited in segregated accounts to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At April 30, 2022, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	1,548,620	CHF	1,468,487	JPM	5/20/2022	$37,787
USD	1,908,041	EUR	1,751,511	JPM	5/20/2022	58,954
USD	121,998	GBP	93,361	JPM	5/20/2022	4,603
USD	780,250	HKD	6,119,503	JPM	5/20/2022	104
USD	60,018	SEK	565,234	JPM	5/20/2022	2,432
USD	39,386	CAD	50,000	JPM	6/1/2022	466
AUD	1,780,000	JPY	152,721,800	SG	6/15/2022	79,993
BRL**	4,620,000	USD	884,932	SG	6/15/2022	36,609
EUR	42,642	PLN	200,000	JPM	6/15/2022	216
EUR	51,140	PLN	240,000	SG	6/15/2022	227
EUR	400,000	USD	421,531	SG	6/15/2022	1,323
GBP	490,000	USD	612,920	SG	6/15/2022	3,264
INR**	5,370,000	USD	69,671	SG	6/15/2022	122
JPY	19,439,743	AUD	210,000	JPM	6/15/2022	1,537
JPY	31,819,350	AUD	340,000	SG	6/15/2022	5,156
JPY	1,500,000	USD	11,485	SG	6/15/2022	92
KRW**	156,280,000	USD	123,285	SG	6/15/2022	436

See Notes to Consolidated Financial Statements

16

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
MXN	10,640,000	USD	513,945	JPM	6/15/2022	$3,002
MXN	2,300,000	USD	109,272	SG	6/15/2022	2,474
NOK	220,000	USD	23,394	SG	6/15/2022	64
PHP**	9,360,000	USD	176,985	SG	6/15/2022	673
PLN	480,000	EUR	101,112	JPM	6/15/2022	779
PLN	800,000	EUR	167,916	SG	6/15/2022	1,939
SGD	90,000	USD	64,989	SG	6/15/2022	85
TRY	2,996,554	EUR	180,000	SG	6/15/2022	4,965
TRY	810,000	USD	52,241	SG	6/15/2022	536
USD	1,447,609	AUD	1,980,000	SG	6/15/2022	47,511
USD	651,856	BRL**	3,170,000	SG	6/15/2022	19,544
USD	4,601,326	CAD	5,840,000	SG	6/15/2022	55,809
USD	3,544,538	CHF	3,290,000	SG	6/15/2022	154,684
USD	250,130	CLP**	208,860,000	SG	6/15/2022	7,396
USD	3,573,297	EUR	3,260,000	SG	6/15/2022	127,034
USD	3,470,086	GBP	2,650,000	SG	6/15/2022	137,659
USD	233,726	HUF	82,260,000	JPM	6/15/2022	5,681
USD	273,841	HUF	96,080,000	SG	6/15/2022	7,483
USD	1,165,052	ILS	3,810,000	SG	6/15/2022	21,269
USD	896,858	INR**	68,790,000	SG	6/15/2022	2,801
USD	9,388	JPY	1,110,000	JPM	6/15/2022	821
USD	3,976,179	JPY	467,530,000	SG	6/15/2022	367,866
USD	2,464,436	KRW**	3,038,230,000	SG	6/15/2022	59,190
USD	413,817	MXN	8,460,000	SG	6/15/2022	2,788
USD	1,378,957	NOK	12,330,000	SG	6/15/2022	64,201
USD	1,588,029	NZD	2,340,000	SG	6/15/2022	77,486
USD	227,716	PHP**	11,950,000	SG	6/15/2022	899
USD	135,443	PLN	600,000	JPM	6/15/2022	857
USD	238,142	PLN	1,030,000	SG	6/15/2022	7,102
USD	264,065	SEK	2,520,000	SG	6/15/2022	7,115
USD	916,494	SGD	1,250,000	JPM	6/15/2022	12,683
USD	5,073,231	SGD	6,920,000	SG	6/15/2022	69,727
USD	595,260	THB	20,050,000	JPM	6/15/2022	9,461
USD	784,435	THB	26,280,000	SG	6/15/2022	16,613
USD	17,025	TRY	260,000	JPM	6/15/2022	84
USD	30,709	TRY	470,000	SG	6/15/2022	86
USD	101,748	ZAR	1,560,000	JPM	6/15/2022	3,453
USD	484,922	ZAR	7,410,000	SG	6/15/2022	18,019
USD	996,639	CAD	1,247,605	JPM	6/30/2022	25,657
USD	194,087	GBP	148,376	JPM	6/30/2022	7,485
Total unrealized appreciation						$1,586,302
See Notes to Consolidated Financial Statements

17

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
CAD	373,754	USD	294,001	JPM	6/1/2022	$(3,073)
AUD	90,000	JPY	8,375,708	JPM	6/15/2022	(1,001)
AUD	540,000	JPY	50,092,526	SG	6/15/2022	(4,761)
AUD	1,730,000	USD	1,279,065	SG	6/15/2022	(55,746)
BRL**	1,030,000	USD	213,251	SG	6/15/2022	(7,800)
CAD	5,090,000	USD	4,046,617	SG	6/15/2022	(84,863)
CHF	2,090,000	USD	2,257,394	SG	6/15/2022	(103,962)
CLP**	141,860,000	USD	175,364	SG	6/15/2022	(10,497)
EUR	253,202	PLN	1,230,000	JPM	6/15/2022	(8,235)
EUR	652,058	PLN	3,160,000	SG	6/15/2022	(19,507)
EUR	240,000	TRY	4,329,064	SG	6/15/2022	(28,358)
EUR	1,760,000	USD	1,932,309	SG	6/15/2022	(71,749)
GBP	1,490,000	USD	1,923,118	SG	6/15/2022	(49,411)
HUF	7,420,000	USD	21,815	JPM	6/15/2022	(1,244)
HUF	108,680,000	USD	320,089	SG	6/15/2022	(18,802)
ILS	1,600,000	USD	498,709	SG	6/15/2022	(18,379)
INR**	133,790,000	USD	1,749,840	SG	6/15/2022	(10,990)
JPY	1,817,455	AUD	20,000	JPM	6/15/2022	(116)
JPY	103,121,617	AUD	1,150,000	SG	6/15/2022	(17,314)
JPY	305,040,000	USD	2,481,425	SG	6/15/2022	(127,183)
KRW**	1,616,870,000	USD	1,323,954	SG	6/15/2022	(43,944)
MXN	14,530,000	USD	716,070	SG	6/15/2022	(10,128)
NOK	9,480,000	USD	1,075,325	SG	6/15/2022	(64,465)
NZD	1,470,000	USD	1,012,045	SG	6/15/2022	(63,115)
PHP**	32,950,000	USD	635,806	SG	6/15/2022	(10,399)
PLN	850,000	EUR	180,906	JPM	6/15/2022	(578)
PLN	1,550,000	EUR	330,590	SG	6/15/2022	(1,797)
PLN	580,000	USD	135,466	JPM	6/15/2022	(5,364)
PLN	500,000	USD	117,084	SG	6/15/2022	(4,929)
SEK	3,740,000	USD	396,854	SG	6/15/2022	(15,504)
SGD	5,710,000	USD	4,213,417	SG	6/15/2022	(84,801)
THB	8,480,000	USD	253,790	JPM	6/15/2022	(6,029)
THB	21,260,000	USD	637,746	SG	6/15/2022	(16,593)
TRY	161,526	EUR	10,000	JPM	6/15/2022	(47)
TRY	160,963	EUR	10,000	SG	6/15/2022	(83)
TRY	150,000	USD	9,931	JPM	6/15/2022	(158)
TRY	530,000	USD	34,845	SG	6/15/2022	(311)
USD	180,643	BRL**	930,000	SG	6/15/2022	(4,862)
USD	264,411	CAD	340,000	SG	6/15/2022	(225)
USD	109,191	CLP**	94,230,000	SG	6/15/2022	(320)
USD	179,168	EUR	170,000	SG	6/15/2022	(545)
USD	213,486	GBP	170,000	SG	6/15/2022	(292)
USD	176,497	HUF	63,860,000	SG	6/15/2022	(538)
USD	1,732,600	INR**	134,390,000	SG	6/15/2022	(14,051)

See Notes to Consolidated Financial Statements

18

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	8,562	JPY	1,110,000	SG	6/15/2022	$(4)
USD	31,408	KRW**	39,780,000	SG	6/15/2022	(84)
USD	8,429	MXN	180,000	JPM	6/15/2022	(316)
USD	193,713	MXN	4,110,000	SG	6/15/2022	(5,972)
USD	1,404,113	PHP**	74,190,000	SG	6/15/2022	(4,049)
USD	17,689	PLN	80,000	JPM	6/15/2022	(255)
USD	252,409	PLN	1,150,000	SG	6/15/2022	(5,548)
USD	662,327	SEK	6,560,000	SG	6/15/2022	(6,563)
USD	21,664	SGD	30,000	SG	6/15/2022	(27)
USD	12,206	THB	420,000	JPM	6/15/2022	(66)
USD	183,153	TRY	2,970,000	SG	6/15/2022	(10,365)
USD	40,096	ZAR	640,000	JPM	6/15/2022	(230)
USD	109,078	ZAR	1,740,000	SG	6/15/2022	(560)
ZAR	2,530,000	USD	167,775	JPM	6/15/2022	(8,358)
ZAR	6,270,000	USD	417,938	SG	6/15/2022	(22,868)
CAD	30,462	USD	23,742	JPM	6/30/2022	(34)
Total unrealized depreciation						$(1,057,368)
Net unrealized appreciation						$528,934

**  Non-deliverable forward.

For the six months ended April 30, 2022, the average notional value for the months where the Fund had forward contracts outstanding was $9,521,925.

Equity swap contracts ("equity swaps")

At April 30, 2022, the Fund had outstanding equity swaps as follows:

Over the counter equity swaps — Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate		Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
JPM	Aareal Bank AG	EUR	24,130	12/23/2022	0.06%	0.65%	1	D ESTR	T/1M	$6,104
JPM	Accell Group NV	EUR	42,706	1/31/2023	0.06%	0.65%	1	D ESTR	T/1M	(36)
MS	adidas AG	EUR	273,920	12/9/2022	0.06%	0.60%	1	M EURIBOR	T/1M	(73,191)
MS	Amundi SA	EUR	577,462	12/9/2022	0.06%	0.60%	1	M EURIBOR	T/1M	(36,066)
MS	Anima Holding SpA	EUR	398,544	12/9/2022	0.06%	0.60%	1	M EURIBOR	T/1M	36,459
MS	Aspen Pharmacare Holdings Ltd.	USD	29,151	12/15/2022	1.23%	0.90%	1	D FEDEF	T/1M	(7,983)
JPM	Aspire Global plc	SEK	442,519	1/20/2023	0.32%	0.40%	1	M STIBOR	T/1M	(94)
JPM	Atlantia SpA	EUR	256,723	4/25/2023	0.06%	0.65%	1	D ESTR	T/1M	127
JPM	Avast plc	USD	539,036	8/15/2022	0.72%	0.40%	1	D OBFR	T/1M	(70,179)
JPM	Befimmo SA	EUR	63,393	3/7/2023	(0.19)%	0.40%	1	D ESTR	T/1M	201
MS	Brenntag SE	EUR	179,157	12/9/2022	0.06%	0.60%	1	M EURIBOR	T/1M	39,086

See Notes to Consolidated Financial Statements

19

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount	Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
JPM	Brewin Dolphin Holdings plc	GBP	50,033	4/4/2023	1.09%	0.40%	1	D SONIA	T/1M	$150
MS	Bureau Veritas SA	EUR	312,510	12/9/2022	0.06%	0.60%	1	M EURIBOR	T/1M	96,668
JPM	Clipper Logistics plc	GBP	68,800	3/9/2023	1.09%	0.40%	1	D SONIA	T/1M	978
MS	Croda International plc	GBP	29,577	12/2/2022	1.33%	0.64%	1	D SONIA	T/1M	9,296
JPM	Crown Resorts Ltd.	AUD	332,188	7/4/2022	0.71%	0.65%	1	D RBACR	T/1M	9,693
MS	Danone SA	EUR	552,076	12/9/2022	0.06%	0.60%	1	M EURIBOR	T/1M	(104,837)
JPM	Distell Group Holdings Ltd.	ZAR	1,430,754	11/18/2022	5.18%	0.90%	1	M JIBAR	T/1M	4,632
JPM	Electricite de France SA	EUR	23,733	6/22/2022	(0.19 (0.09)%	)%-	0.40 0.65%	%-	1	D ESTR	T/1M	(6,031)
MS	Elis SA	EUR	50,325	12/9/2022	0.06%	0.60%	1	M EURIBOR	T/1M	(6,381)
JPM	Entain plc	GBP	58,234	2/8/2023	1.09%	0.40%	1	D SONIA	T/1M	(2,660)
MS	Eurofins Scientific SE	EUR	120,038	12/9/2022	0.06%	0.60%	1	M EURIBOR	T/1M	14,132
MS	Gerresheimer AG	EUR	53,998	12/9/2022	0.06%	0.60%	1	M EURIBOR	T/1M	1,392
MS	HeidelbergCement AG	EUR	194,626	12/9/2022	0.06%	0.60%	1	M EURIBOR	T/1M	(50,305)
MS	Hermes International	EUR	66,444	12/9/2022	0.06%	0.60%	1	M EURIBOR	T/1M	20,643
JPM	Hibernia REIT plc	EUR	52,545	3/29/2023	0.16%	0.75%	1	D ESTR	T/1M	186
MS	Holcim AG	CHF	142,283	12/9/2022	(0.15)%	0.56%	1	D SARON	T/1M	(7,593)
JPM	Hunter Douglas NV	EUR	27,950	1/10/2023	0.06%	0.65%	1	D ESTR	T/1M	300
MS	Hypera SA	USD	45,678	12/7/2022	0.98%	0.65%	1	D FEDEF	T/1M	3,141
JPM	Intertrust NV	EUR	106,585	12/8/2022	0.06%	0.65%	1	D ESTR	T/1M	(541)
MS	ITV plc	GBP	57,554	12/2/2022	1.33%	0.64%	1	D SONIA	T/1M	(37,694)
MS	Kering SA	EUR	329,923	12/9/2022	0.06%	0.60%	1	M EURIBOR	T/1M	(10,745)
JPM	Lagardere SA	EUR	101,712	11/22/2022	(0.19)%	0.40%	1	D ESTR	T/1M	4,759
JPM	Link Administration Holdings Ltd.	AUD	81,051	12/30/2022	0.71%	0.65%	1	D RBACR	T/1M	(5,245)
JPM	Lundin Energy AB	USD	41,712	12/28/2022	0.97%	0.65%	1	D OBFR	T/1M	5,385
MS	LVMH Moet Hennessy Louis Vuitton SE	EUR	74,340	12/9/2022	0.06%	0.60%	1	M EURIBOR	T/1M	15,832
JPM	Mediaset Espana Comunicacion SA	EUR	23,610	3/22/2023	0.06%	0.65%	1	D ESTR	T/1M	(1,353)
JPM	Meggitt plc	GBP	583,916	8/4/2022	1.09%	0.40%	1	D SONIA	T/1M	41,068
MS	NAVER Corp.	USD	107,437	9/15/2022	1.83%	1.50%	1	D FEDEF	T/1M	(55,664)
MS	Nestle SA (Registered)	CHF	155,988	12/9/2022	(0.17)%	0.54%	1	D SARON	T/1M	34,996
JPM	Orange Belgium SA	EUR	18,457	12/9/2022	(0.19 0.06%	)%-	0.40 0.50%	%-	1	D ESTR	T/1M	(1,207)
MS	Orpea SA	EUR	87,143	12/9/2022	0.06%	0.60%	1	M EURIBOR	T/1M	(17,801)
MS	Publicis Groupe SA	EUR	94,374	12/9/2022	0.06%	0.60%	1	M EURIBOR	T/1M	11,489
JPM	Randall & Quilter Investment Holdings Ltd.	GBP	8,961	4/11/2023	1.09%	0.40%	1	D SONIA	T/1M	(310)
MS	Ryanair Holdings plc	EUR	93,343	12/9/2022	0.06%	0.60%	1	M EURIBOR	T/1M	18,265
JPM	Sanne Group plc	GBP	21,995	9/12/2022	1.09%	0.40%	1	D SONIA	T/1M	5

See Notes to Consolidated Financial Statements

20

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate		Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
MS	SAP SE	EUR	461,654	12/9/2022	0.06%	0.60%	1	M EURIBOR	T/1M	$(100,323)
JPM	Siltronic AG	EUR	94,275	2/7/2023	0.06%	0.65%	1	D ESTR	T/1M	(48,873)
MS	Smith & Nephew plc	GBP	497,928	12/2/2022	1.33%	0.64%	1	D SONIA	T/1M	(55,587)
JPM	SOHO China Ltd.	HKD	110,760	6/23/2022	0.43%	0.40%	1	D HONIA	T/1M	(29,115)
JPM	Spire Healthcare Group plc	GBP	23,576	6/21/2022	1.09%	0.40%	1	D SONIA	T/1M	(4,050)
JPM	Stagecoach Group plc	GBP	23,118	4/28/2023	1.09%	0.40%	1	D SONIA	T/1M	(8)
MS	Stroeer SE & Co. KGaA	EUR	129,102	12/9/2022	0.06%	0.60%	1	M EURIBOR	T/1M	(31,626)
JPM	Telecom Italia SpA	EUR	15,136	11/24/2022	0.06%	0.65%	1	D ESTR	T/1M	(9,381)
JPM	Toshiba Corp.	JPY	1,421,778	4/25/2023	0.38%	0.40%	1	D MUTSC	T/1M	502
JPM	Ultra Electronics Holdings plc	GBP	141,364	8/30/2022	1.09%	0.40%	1	D SONIA	T/1M	4,002
JPM	Vivo Energy plc	USD	140,210	12/15/2022	0.72%	0.40%	1	D OBFR	T/1M	3,078
JPM	Western Areas Ltd.	AUD	53,426	2/23/2023	0.71%	0.65%	1	D RBACR	T/1M	4,253
JPM	Z Energy Ltd.	NZD	453,159	8/26/2022	1.97%	0.40%	1	M BKBM	T/1M	18,148
Total Long Positions of equity swaps										$(369,909)

Over the counter equity swaps — Short(c)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate		Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
MS	Air Liquide SA	EUR	(228,500)	12/9/2022	(0.94)%	(0.35)%	1	D ESTR	1M/T	$(39,600)
JPM	Aker BP ASA	USD	(34,488)	12/28/2022	(0.18)%	(0.50)%	1	D OBFR	1M/T	(4,650)
MS	Allianz SE (Registered)	EUR	(186,148)	12/9/2022	(0.94)%	(0.35)%	1	D ESTR	1M/T	(12,929)
MS	Anheuser-Busch InBev SA/NV	EUR	(107,587)	12/9/2022	(0.99)%	(0.40)%	1	D ESTR	1M/T	(11,438)
MS	AXA SA	EUR	(112,406)	12/9/2022	(0.94)%	(0.35)%	1	D ESTR	1M/T	(12,663)
MS	BASF SE	EUR	(93,863)	12/9/2022	(0.94)%	(0.35)%	1	D ESTR	1M/T	26,534
MS	Bayerische Motoren Werke AG	EUR	(49,304)	12/9/2022	(0.94)%	(0.35)%	1	D ESTR	1M/T	6,599
MS	Bunzl plc	GBP	(167,500)	12/2/2022	0.39%	(0.30)%	1	D SONIA	1M/T	(56,698)
MS	Deutsche Post AG (Registered)	EUR	(127,098)	12/9/2022	(0.94)%	(0.35)%	1	D ESTR	1M/T	25,234
MS	Deutsche Telekom AG (Registered)	EUR	(147,026)	12/9/2022	(0.94)%	(0.35)%	1	D ESTR	1M/T	(18,695)
MS	Elisa OYJ	EUR	(114,141)	12/9/2022	(0.99)%	(0.40)%	1	D ESTR	1M/T	(12,847)
MS	Enel SpA	EUR	(61,583)	12/9/2022	(0.99)%	(0.40)%	1	D ESTR	1M/T	16,498
MS	Engie SA	EUR	(90,508)	12/9/2022	(0.94)%	(0.35)%	1	D ESTR	1M/T	5,506
MS	Etablissements Franz Colruyt NV	EUR	(101,996)	12/9/2022	(0.99)%	(0.40)%	1	D ESTR	1M/T	78,097
MS	GlaxoSmithKline plc	GBP	(76,283)	12/2/2022	0.39%	(0.30)%	1	D SONIA	1M/T	(17,591)
JPM	Grifols SA	USD	(41,067)	4/14/2023	(0.08)%	(0.40)%	1	D OBFR	1M/T	(328)

See Notes to Consolidated Financial Statements

21

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate		Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
JPM	GXO Logistics, Inc.	GBP	(13,510)	3/9/2023	0.19%	(0.50)%	1	D SONIA	1M/T	$2,730
MS	H & M Hennes & Mauritz AB	SEK	(1,054,141)	10/19/2022	(0.47)%	(0.40)%	1	W STIBOR	1M/T	59,592
MS	Hannover Rueck SE	EUR	(92,467)	12/9/2022	(0.94)%	(0.35)%	1	D ESTR	1M/T	9,456
MS	Koninklijke Ahold Delhaize NV	EUR	(284,046)	12/9/2022	(0.94)%	(0.35)%	1	D ESTR	1M/T	(58,916)
MS	Marks & Spencer Group plc	GBP	(21,562)	12/2/2022	0.39%	(0.30)%	1	D SONIA	1M/T	18,650
MS	Merck & Co., Inc.	USD	(75,564)	12/14/2022	(0.02)%	(0.35)%	1	D FEDEF	1M/T	(7,111)
MS	Next plc	GBP	(45,978)	12/2/2022	0.39%	(0.30)%	1	D SONIA	1M/T	8,535
MS	Pfizer, Inc.	USD	(69,974)	12/14/2022	(0.02)%	(0.35)%	1	D FEDEF	1M/T	(12,831)
JPM	Rentokil Initial plc	USD	(40,389)	4/12/2023	(0.08)%	(0.40)%	1	D OBFR	1M/T	(337)
MS	Schneider Electric SE	EUR	(151,470)	12/9/2022	(0.94)%	(0.35)%	1	D ESTR	1M/T	(8,203)
MS	Siemens AG (Registered)	EUR	(150,758)	12/9/2022	(0.94)%	(0.35)%	1	D ESTR	1M/T	23,233
MS	Swisscom AG (Registered)	CHF	(122,858)	12/9/2022	(1.06)%	(0.35)%	1	D SARON	1M/T	(12,470)
MS	Telefonica SA	EUR	(54,813)	12/9/2022	(0.99)%	(0.40)%	1	D ESTR	1M/T	(15,461)
MS	Vinci SA	EUR	(142,602)	12/9/2022	(0.94)%	(0.35)%	1	D ESTR	1M/T	(6,807)
Total Short Positions of equity swaps										$(28,911)
Total Long and Short Positions of equity swaps										$(398,820)
Total Financing Costs and Other Receivables/(Payables) of equity swaps										$(9,625)
Total Long and Short Positions including Financing Costs and Other Receivables/(Payables) of equity swaps										$(408,445)

(a)  The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.

(b)  Effective rate at April 30, 2022.

(c)  The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity.

For the six months ended April 30, 2022, the average notional value for the months where the Fund had equity swaps outstanding was $9,523,086 for long positions and $(4,551,965) for short positions.

At April 30, 2022, the Fund had cash collateral of $1,450,000, $2,230,000 and $144,071 deposited in a segregated account for JPMorgan Chase Bank, NA, Morgan Stanley Capital Services LLC and Societe Generale, respectively, to cover collateral requirements on over the counter derivatives.

See Notes to Consolidated Financial Statements

22

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Written option contracts ("options written")

At April 30, 2022, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Communications Equipment
Plantronics, Inc.	50	$(199,300)	$40.00	5/20/2022	$(2,875)
IT Services
MoneyGram International, Inc.	3	(3,039)	11.00	5/20/2022	(15)
Software
Anaplan, Inc.(a)(b)	2	(12,998)	67.50	5/20/2022	(10)
Mimecast Ltd.	2	(15,936)	80.00	5/20/2022	(10)
					(20)
Total options written (premium received $1,383)					$(2,910)

(a)  Value determined using significant unobservable inputs.

(b)  Security fair valued as of April 30, 2022, in accordance with procedures approved by the Board of Trustees.

For the six months ended April 30, 2022, the average market value for the months where the Fund had options written outstanding was $(1,120).

Abbreviations

BKBM  New Zealand's Bank Bill Benchmark Rate

ESTR  Euro Short-Term Rate

EURIBOR  Euro Interbank Offered Rate

FEDEF  Federal Funds Floating Rate

HONIA  Hong Kong Overnight Index Average

JIBAR  Johannesburg Interbank Agreed Rate

JPM  JPMorgan Chase Bank, NA

MS  Morgan Stanley Capital Services LLC

MUTSC  Bank of Japan Estimate Unsecured Overnight Call Rate

OBFR  Overnight Bank Funding Rate

RBACR  Reserve Bank of Australia Cash Rate

SARON  Swiss Average Overnight Rate

SG  Societe Generale

SONIA  Sterling Overnight Index Average Rate

STIBOR  Stockholm Interbank Offered Rate

T  Termination Date

1D  One Day

1M  One Month

1W  One Week

See Notes to Consolidated Financial Statements

23

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Currency Abbreviations

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

CLP  Chilean Peso

EUR  Euro

GBP  Pound Sterling

HKD  Hong Kong Dollar

HUF  Hungarian Forint

ILS  Israeli New Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  Korean Won

MXN  Mexican Peso

NOK  Norwegian Krone

NZD  New Zealand Dollar

PHP  Philippine Peso

PLN  Polish Zloty

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thailand Baht

TRY  Turkish Lira

USD  United States Dollar

ZAR  South African Rand

The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund's investments as of April 30, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks
Diversified Financial Services	$596,211	$—	$341	$596,552
Food & Staples Retailing	103,769	—	—	103,769
Food Products	426,082	633,336	—	1,059,418
Health Care Providers & Services	505,891	38,059	—	543,950
Hotels, Restaurants & Leisure	714,210	56,217	—	770,427
Industrial Conglomerates	—	35,885	—	35,885
Insurance	328,475	312,906	—	641,381
Interactive Media & Services	1,577,246	325,298	67	1,902,611
Internet & Direct Marketing Retail	1,213,972	128,907	344,747	1,687,626
Life Sciences Tools & Services	220,062	400,563	—	620,625
Media	863,646	182,890	4,819	1,051,355
Metals & Mining	136,910	56,216	—	193,126
Multiline Retail	—	—	—	—
Oil, Gas & Consumable Fuels	526,025	—	2,455	528,480

See Notes to Consolidated Financial Statements

24

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Asset Valuation Inputs (cont'd)	Level 1	Level 2	Level 3*	Total
Personal Products	$188,803	$388,393	$—	$577,196
Pharmaceuticals	1,336,137	752,781	—	2,088,918
Professional Services	211,799	428,796	—	640,595
Semiconductors & Semiconductor Equipment	1,410,774	26,107	—	1,436,881
Software	3,182,512	322,990	—	3,505,502
Specialty Retail	460,778	77,663	5,894	544,335
Technology Hardware, Storage & Peripherals	1,085,736	205,083	—	1,290,819
Trading Companies & Distributors	—	141,197	—	141,197
Other Common Stocks(a)	11,585,805	—	—	11,585,805
Total Common Stocks	26,674,843	4,513,287	358,323	31,546,453
Warrants
Capital Markets	—	—	1,713	1,713
Leisure Products	2,740	—	—	2,740
Oil, Gas & Consumable Fuels	—	—	287,941	287,941
Total Warrants	2,740	—	289,654	292,394
Rights
Biotechnology	—	—	131,180	131,180
IT Services	—	—	12,025	12,025
Media	—	—	—	—
Metals & Mining	32,472	—	—	32,472
Pharmaceuticals	—	—	5,937	5,937
Total Rights	32,472	—	149,142	181,614
Preferred Stocks(a)	162,377	—	—	162,377
Convertible Preferred Stocks(a)	56,431	—	—	56,431
Loan Assignments(a)	—	—	5,694	5,694
Master Limited Partnerships(a)	3,591	—	—	3,591
Corporate Bonds(a)	—	—	—	—
Short-Term Investments	—	33,848,021	—	33,848,021
Total Long Positions	$26,932,454	$38,361,308	$802,813	$66,096,575

(a)  The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

*  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Common Stocks(a)(b)	Corporate Bonds(a)(c)	Loan Assignments(a)	Rights(a)(b)	Warrants(a)(b)	Total
Assets:
Investments in Securities:
Beginning Balance as of November 1, 2021	$437,077	$—	$6,311	$177,026	$166,761	$787,175
Transfers into Level 3	326,021	—	—	—	—	326,021
Transfers out of Level 3	—	—	—	—	—	—

See Notes to Consolidated Financial Statements

25

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

	Common Stocks(a)(b)	Corporate Bonds(a)(c)	Loan Assignments(a)	Rights(a)(b)	Warrants(a)(b)	Total
Accrued discounts/(premiums)	$—	$—	$(1,321)	$—	$—	$(1,321)
Realized gain/(loss)	(438,152)	—	1,000	60,375	—	(376,777)
Change in unrealized appreciation/ (depreciation)	56,249	—	467	(28,929)	122,893	150,680
Purchases	64,631	—	7,398	11,470	—	83,499
Sales	(87,503)	—	(8,161)	(70,800)	—	(166,464)
Balance as of April 30, 2022	$358,323	$—	$5,694	$149,142	$289,654	$802,813
Net change in unrealized appreciation/ (depreciation) on investments still held as of April 30, 2022	$(10,589)	$—	$467	$6,622	$122,893	$119,393

(a)  As of the six months ended April 30, 2022, these securities were fair valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund's net assets; therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(b)  These securities were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(c)  The reconciliation between beginning and ending balances of investments in which unobservable inputs (Level 3) were used is not presented as all values are zero.

The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund's short investments as of April 30, 2022:

Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(6,684,904)	$—	$—	$(6,684,904)
Total Short Positions	$(6,684,904)	$—	$—	$(6,684,904)

(a)  The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

The following is a summary, categorized by level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2022:

Other Financial Instruments	Level 1	Level 2	Level 3*	Total
Futures(a)
Assets	$1,509,236	$—	$—	$1,509,236
Liabilities	(143,211)	—	—	(143,211)
Forward contracts(a)
Assets	—	1,586,302	—	1,586,302
Liabilities	—	(1,057,368)	—	(1,057,368)
Swaps
Assets	—	685,634	—	685,634
Liabilities	—	(1,094,079)	—	(1,094,079)

See Notes to Consolidated Financial Statements

26

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Other Financial Instruments (cont'd)	Level 1	Level 2	Level 3*	Total
Options written
Liabilities	$(2,900)	$—	$(10)	$(2,910)
Total	$1,363,125	$120,489	$(10)	$1,483,604

(a)  Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

*  The following is a reconciliation between the beginning and ending balances of derivative investments in which unobservable inputs (Level 3) were used in determining value:

	Equity swaps(a)	Options written(b)	Total
Other Financial Instruments:
Beginning Balance as of November 1, 2021	$(3,127)	$—	$(3,127)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/(premiums)	—	—	—
Realized gain/(loss)	3,127	—	3,127
Change in unrealized appreciation/(depreciation)	—	28	28
Purchases	—	(38)	(38)
Sales	—	—	—
Balance as of April 30, 2022	$—	$(10)	$(10)
Net change in unrealized appreciation/(depreciation) on investments still held as of April 30, 2022	$—	$28	$28

(a)  At the beginning of the year, certain equity swaps were valued in accordance with procedures approved by the Board of Trustees.

(b)  As of the six months ended April 30, 2022, these securities were fair valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund's net assets; therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Financial Statements

27

Consolidated Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Alternative Funds

ABSOLUTE RETURN MULTI-MANAGER FUND
April 30, 2022
Assets
Investments in securities, at value* (Note A)—see Consolidated Schedule of Investments:
Unaffiliated issuers(a)	$66,096,575
Cash	3,645,655
Due from brokers	2,283
Cash collateral segregated for short sales (Note A)	6,801,945
Cash collateral segregated for over the counter derivatives (Note A)	3,824,071
Dividends and interest receivable	143,756
Receivable for securities sold	30,514
Receivable for Fund shares sold	5,445,080
Deposits with brokers for futures contracts (Note A)	1,713,042
Receivable for variation margin on futures contracts (Note A)	171,981
Receivable from administrator—net (Note B)	35,420
Over the counter swap contracts, at value (Note A)	685,634
Receivable for forward foreign currency contracts (Note A)	1,586,302
Prepaid expenses and other assets	53,467
Total Assets	90,235,725
Liabilities
Due to custodian, foreign currency(b)	152,912
Investments sold short, at value(c) (Note A)	6,684,904
Options contracts written, at value(d) (Note A)	2,910
Dividends and interest payable for short sales	11,703
Over the counter swap contracts, at value (Note A)	1,094,079
Payable to investment manager (Note B)	102,236
Payable for securities purchased	266,399
Payable for Fund shares redeemed	22,322
Payable for forward foreign currency contracts (Note A)	1,057,368
Payable to trustees	5,392
Other accrued expenses and payables	229,014
Total Liabilities	9,629,239
Net Assets	$80,606,486
Net Assets consist of:
Paid-in capital	$188,356,846
Total distributable earnings/(losses)	(107,750,360)
Net Assets	$80,606,486

See Notes to Consolidated Financial Statements

28

Consolidated Statement of Assets and Liabilities (Unaudited) (cont'd)

Neuberger Berman Alternative Funds (cont'd)

ABSOLUTE RETURN MULTI-MANAGER FUND
April 30, 2022
Net Assets
Institutional Class	$64,751,557
Class A	7,177,352
Class C	2,562,906
Class R6	4,768,813
Class E	1,345,858
Shares Outstanding ($.001 par value; unlimited shares authorized)
Institutional Class	5,589,996
Class A	631,410
Class C	239,444
Class R6	411,584
Class E	115,801
Net Asset Value, offering and redemption price per share
Institutional Class	$11.58
Class R6	$11.59
Class E	$11.62
Net Asset Value and redemption price per share
Class A	$11.37
Offering Price per share
Class A‡	$12.06
Net Asset Value and offering price per share
Class C^	$10.70
*Cost of Investments:
(a) Unaffiliated issuers	$67,096,488
(b) Total cost of foreign currency	$(171,526)
(c) Proceeds from investments sold short	$7,760,564
(d) Premium received from option contracts written	$1,383

‡  On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.

^  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Consolidated Financial Statements

29

Consolidated Statement of Operations (Unaudited)

Neuberger Berman Alternative Funds

ABSOLUTE RETURN MULTI-MANAGER FUND
For the Six Months Ended April 30, 2022
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$163,724
Non-cash dividend income—unaffiliated issuers	254,238
Foreign taxes withheld	(9,387)
Total income	$408,575
Expenses:
Investment management fees (Note B)	624,263
Administration fees (Note B):
Institutional Class	43,890
Class A	8,919
Class C	3,593
Class R6	1,145
Distribution fees (Note B):
Class A	8,576
Class C	13,818
Shareholder servicing agent fees:
Institutional Class	631
Class A	295
Class C	286
Class R6	82
Class E	4
Audit fees	64,088
Custodian and accounting fees	149,123
Insurance	1,014
Legal fees	65,930
Registration and filing fees	35,332
Shareholder reports	12,858
Trustees' fees and expenses	22,035
Dividend and interest expense on securities sold short (Note A)	137,161
Miscellaneous	856
Total expenses	1,193,899
Expenses reimbursed by Management (Note B)	(304,709)
Investment management fees waived (Note B)	(6,102)
Expenses reduced by custodian fee expense offset arrangement (Note A)	(17)
Total net expenses	883,071
Net investment income/(loss)	$(474,496)

See Notes to Consolidated Financial Statements

30

Consolidated Statement of Operations (Unaudited) (cont'd)

Neuberger Berman Alternative Funds (cont'd)

ABSOLUTE RETURN MULTI-MANAGER FUND
For the Six Months Ended April 30, 2022
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	144,508
Closed short positions of unaffiliated issuers	(639,351)
Settlement of forward foreign currency contracts	220,093
Settlement of foreign currency transactions	(182,772)
Expiration or closing of futures contracts	4,420,187
Expiration or closing of option contracts written	2,064
Expiration or closing of swap contracts	(408,704)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(4,986,561)
Short positions of unaffiliated issuers	1,718,818
Forward foreign currency contracts	512,389
Foreign currency translations	229,643
Futures contracts	851,690
Option contracts written	(1,527)
Swap contracts	(172,940)
Net gain/(loss) on investments	1,707,537
Net increase/(decrease) in net assets resulting from operations	$1,233,041

See Notes to Consolidated Financial Statements

31

Consolidated Statements of Changes in Net Assets

Neuberger Berman Alternative Funds

	ABSOLUTE RETURN MULTI-MANAGER FUND
	Six Months Ended April 30, 2022 (Unaudited)	Fiscal Year Ended October 31, 2021
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$(474,496)	$(1,010,777)
Net realized gain/(loss) on investments	3,556,025	5,545,611
Change in net unrealized appreciation/(depreciation) of investments	(1,848,488)	1,638,511
Net increase/(decrease) in net assets resulting from operations	1,233,041	6,173,345
Distributions to Shareholders From (Note A):
Distributable earnings:
Institutional Class	(99,310)	(1,342,136)
Class A	—	(89,751)
Class C	—	(32,769)
Class R6	(11,210)	(27,655)
Total distributions to shareholders	(110,520)	(1,492,311)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Institutional Class	8,632,953	13,388,746
Class A	569,394	1,326,832
Class C	122,326	10,526
Class R6	2,911,777	3,434,385
Class E	1,378,460	—
Proceeds from reinvestment of dividends and distributions:
Institutional Class	88,773	1,224,720
Class A	—	73,520
Class C	—	32,275
Class R6	11,137	27,165
Payments for shares redeemed:
Institutional Class	(6,238,400)	(41,654,149)
Class A	(432,656)	(1,435,284)
Class C	(629,413)	(1,933,733)
Class R6	(1,790,988)	(1,661,060)
Class E	(84,862)	—
Net increase/(decrease) from Fund share transactions	4,538,501	(27,166,057)
Net Increase/(Decrease) in Net Assets	5,661,022	(22,485,023)
Net Assets:
Beginning of period	74,945,464	97,430,487
End of period	$80,606,486	$74,945,464
See Notes to Consolidated Financial Statements

32

Notes to Consolidated Financial Statements Absolute Return Multi-Manager Fund

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Alternative Funds (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Absolute Return Multi-Manager Fund (the "Fund") is a separate operating series of the Trust, and is diversified. The Fund offers Institutional Class shares, Class A shares, Class C shares, Class R6 shares and Class E shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.

The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management" or "NBIA") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The Fund invests in commodity-related instruments through Neuberger Berman Cayman ARMM Fund I Ltd. (the "Subsidiary"), which is organized under the laws of the Cayman Islands. The Fund is and expects to remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors.

As of April 30, 2022, the value of the Fund's investment in the Subsidiary was as follows:

Investment in Subsidiary	Percentage of Net Assets
$15,298,949	19.0%

2  Consolidation: The accompanying financial statements of the Fund present the consolidated accounts of the Fund and the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

3  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

33

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments (long and short positions) in equity securities, preferred stocks, convertible preferred stocks, master limited partnerships, rights, warrants and exchange-traded options written for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund's investments for long positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services' networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of equity swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered

34

Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m. Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. The Board has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which the Fund's share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund's share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which the Fund's share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating the rule.

4  Foreign currency translations: The accounting records of the Fund and Subsidiary are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Consolidated Statement of Operations.

5  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency

35

transactions, if any, are recorded on the basis of identified cost and stated separately in the Consolidated Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended April 30, 2022, was $4,506.

6  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Consolidated Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of April 30, 2022, the Fund did not have any unrecognized tax positions.

The Subsidiary is a controlled foreign corporation under the U.S. Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, the Fund will include in its taxable income its share of the Subsidiary's current earnings and profits (including net realized gains). Any deficit generated by the Subsidiary will be disregarded for purposes of computing the Fund's taxable income in the current period and also disregarded for all future periods.

For federal income tax purposes, the estimated cost of investments held at April 30, 2022, was $65,081,563. The estimated gross unrealized appreciation was $3,569,932 and estimated gross unrealized depreciation was $7,684,228 resulting in net unrealized depreciation in value of investments of $4,114,296 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended October 31, 2021, the Fund recorded permanent reclassifications primarily related to prior year true up adjustments, prior year true up adjustments on real estate investment trust ("REIT")/non REIT return of capital adjustment, wholly owned subsidiary income and gain (loss) and amortization of bond premium. For the year ended October 31, 2021, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Total Distributable Earnings/(Losses)
$1,711,502	$(1,711,502)

The tax character of distributions paid during the years ended October 31, 2021, and October 31, 2020, was as follows:

Distributions Paid From:
Ordinary Income		Tax-Exempt Income		Long-Term Capital Gain		Return of Capital		Total
2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
$1,492,311	$4,018,350	$—	$—	$—	$—	$—	$—	$1,492,311	$4,018,350

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As of October 31, 2021, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$110,423	$—	$(2,259,326)	$(106,483,166)	$(240,812)	$(108,872,881)

The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and/or recognized on wash sales and straddles, mark-to-market on adjustments on swaps, futures and forward contracts, amortization of organizational expenses, tax adjustments related to swap contracts and other investments, mark-to-market adjustments on passive foreign investment companies ("PFICs"), wholly owned subsidiary inclusions, capital loss carryforwards, amortization of bond premium and gain on constructive sale.

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2021, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

  Capital Loss Carryforwards

Long-Term	Short-Term
$37,245,374	$69,237,792

During the year ended October 31, 2021, the Fund utilized capital loss carryforwards of $ 3,123,793.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. At April 30, 2022, there were no outstanding balances of accrued capital gains taxes for the Fund.

As a result of several European Court of Justice ("ECJ") court cases in certain countries across the European Union ("EU"), the Fund may file tax reclaims for previously withheld taxes on dividends earned in those countries ("ECJ tax reclaims"). These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims would be reflected as "Interest and other income—unaffiliated issuers" in the Consolidated Statement of Operations and the cost to file these additional ECJ tax reclaims, if any, would be reflected as "Miscellaneous and other fees" in the Consolidated Statement of Operations. When the ECJ tax reclaim is "more likely than not" to not be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the Consolidated Statement of Assets and Liabilities.

8  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in December) and are recorded on the ex-date.

It is the policy of the Fund to pass through to its shareholders substantially all REIT distributions and other income it receives, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to the Fund until the following calendar year. For the year ended October 31, 2021, the character of distributions paid to shareholders of the Fund, if any, disclosed within the Consolidated Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund's distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax

37

return of capital, if any, is not determinable until after the Fund's fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of the Fund's distributions as reported herein, may differ from the final composition determined after calendar year-end and reported to the Fund shareholders on IRS Form 1099-DIV.

9  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

10  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

11  Securities sold short: The Fund may engage in short sales, which are sales of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities decreases, the Fund will make a profit by purchasing the securities in the open market at a price lower than the one at which it sold the securities. If the price of the securities increases, the Fund may have to cover its short positions at a price higher than the short sale price, resulting in a loss. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size. The Fund pledges securities and/or other assets to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Fund and used to purchase additional securities or for any other purpose. Proceeds maintained by the lender are included in the "Cash collateral segregated for short sales" on the Consolidated Statement of Assets and Liabilities. The Fund is required to segregate an amount of cash or liquid securities in an amount at least equal to the current market value of the securities sold short (less any additional collateral pledged to the lender). The Fund is contractually responsible to remit to the lender any dividends and interest payable on securities while those securities are being borrowed by the Fund. The Fund may receive or pay the net of the interest charged by the prime broker on the borrowed securities and a financing charge for the difference in the market value of the short position and the cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. These costs related to short sales (i.e., dividend and interest remitted to the lender and interest charged by the prime broker) are recorded as an expense of the Fund and are excluded from the contractual expense limitation. A net negative expense, if any, represents a gain to the Fund as the total cash rebates received exceeded the other costs related to short sales. The net amount of fees incurred are included in the "Dividend and interest expense on securities sold short" on the Consolidated Statement of Operations and were $23,367 for the six months ended April 30, 2022.

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At April 30, 2022, the Fund had cash pledged in the amount of $6,801,945 to JPMorgan Chase Bank, NA ("JPM"), as collateral for short sales. In addition, JPM has a perfected security interest in these assets. At April 30, 2022, the Fund had securities pledged in the amount of $215,337 to JPM to cover collateral requirements for borrowing in connection with options written.

12  Investment company securities and exchange traded funds: The Fund may invest in shares of other registered investment companies, including exchange traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4 under the 1940 Act, which went effective on January 19, 2022, or any other applicable exemptive relief. Prior to the effectiveness of Rule 12d1-4, a Fund was permitted to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of exemptive orders. These exemptive orders along with Rule 12d1-2 were rescinded upon the effectiveness of Rule 12d1-4. Rule 12d1-4 contains elements from the SEC's prior exemptive orders permitting fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.

13  When-issued/delayed delivery securities: The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-issued and delayed delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund's NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

14  Derivative instruments: The Fund's use of derivatives during the six months ended April 30, 2022, is described below. Please see the Consolidated Schedule of Investments for the Fund's open positions in derivatives, at April 30, 2022. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Consolidated Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how the Fund will use derivatives, may adversely affect the Fund's performance and may increase costs related to the Fund's use of derivatives.

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Futures contracts: During the six months ended April 30, 2022, the Fund used futures for economic hedging purposes and to enhance returns.

At the time the Fund or Subsidiary enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund or Subsidiary as unrealized gains or losses.

Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed, the Fund or Subsidiary recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to the Fund or Subsidiary because the exchange's clearinghouse assumes the position of the counterparty in each transaction. Thus, the Fund or Subsidiary is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.

For U.S. federal income tax purposes, futures transactions undertaken by the Fund or Subsidiary may cause the Fund or Subsidiary to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund or Subsidiary. Also, the Fund's or Subsidiary's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund's or Subsidiary's taxable income.

Forward foreign currency contracts: During the six months ended April 30, 2022, the Fund used forward foreign currency contracts to hedge foreign currency and to enhance returns.

A forward contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, and is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward contract fluctuates with changes in forward currency exchange rates. Forward contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. At the consummation of a forward contract to purchase or sell currency, the Fund may either exchange the currencies specified at the maturity of the forward contract or enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in "Net realized gain/(loss) on settlement of forward foreign currency contracts" in the Consolidated Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risks associated with fluctuations in foreign currency and the risk the counterparty will fail to fulfill its obligation.

Equity swap contracts: During the six months ended April 30, 2022, the Fund used equity swaps to provide investment exposure to certain investments, primarily foreign securities.

Equity swaps are two-party contracts in which counterparties exchange the return on a specified reference security for the return based on a fixed or floating interest rate during the period of the swap. Upon entering an equity swap, the Fund may be required to pledge an amount of cash and/or other assets to the broker which is equal to a

40

certain percentage of the contract amount (initial margin). Subsequent payments known as variation margins are made or received by the Fund periodically depending on the fluctuations in the value of the underlying security. Equity swaps are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. If the other party to an equity swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile. To the extent that future market trends, the values of assets or economic factors are not accurately analyzed and predicted, the Fund may suffer a loss, which may exceed the related amounts shown in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses in the Consolidated Statement of Operations.

Total return basket swap contracts: During the six months ended April 30, 2022, the Fund used total return basket swaps to provide investment exposure to certain investments, primarily foreign securities. The Fund may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation/(depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as "financing costs". Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any unrealized gains/(losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation/(depreciation) on swap contracts in the Consolidated Statement of Operations. Cash settlements between the Fund and the counterparty are recognized as realized gains/(losses) on closing of swap contracts in the Consolidated Statement of Operations.

Written options: During the six months ended April 30, 2022, the Fund used options written to generate incremental returns.

Premiums paid by the Fund upon purchasing a call or put option are recorded in the asset section of the Fund's Consolidated Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the asset is eliminated. For purchased call options, the Fund's loss is limited to the amount of the option premium paid.

Premiums received by the Fund upon writing a call option or a put option are recorded in the liability section of the Fund's Consolidated Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the liability is eliminated.

When the Fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the

41

current market price of the security. If a call or put option that the Fund has written expires unexercised, the Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.

At April 30, 2022, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

Asset Derivatives

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Commodity Risk	Total
Over the counter swaps	Over the counter swap contracts, at value(1)	$—	$—	$685,634	$—	$—	$685,634
Futures	Receivable/Payable for variation margin on futures contracts(2)	—	827,755	33,521	480,399	167,561	1,509,236
Forward contracts	Receivable for forward foreign currency contracts	—	1,586,302	—	—	—	1,586,302
Total Value—Assets		$—	$2,414,057	$719,155	$480,399	$167,561	$3,781,172

Liability Derivatives

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Commodity Risk	Total
Over the counter swaps	Over the counter swap contracts, at value(1)	$—	$—	$(1,094,079)	$—	$—	$(1,094,079)
Futures	Receivable/Payable for variation margin on futures contracts(2)	—	(3,234)	(67,802)	—	(72,175)	(143,211)
Forward contracts	Payable for forward foreign currency contracts	—	(1,057,368)	—	—	—	(1,057,368)
Options written	Option contracts written, at value	—	—	(2,910)	—	—	(2,910)
Total Value—Liabilities		$—	$(1,060,602)	$(1,164,791)	$—	$(72,175)	$(2,297,568)

(1)  "Over the counter swaps" reflects the cumulative unrealized appreciation/(depreciation) of the over the counter swap contracts plus accrued interest as of April 30, 2022.

(2)  "Futures" reflects the cumulative unrealized appreciation/(depreciation) of futures as of April 30, 2022, which is reflected in the Consolidated Statement of Assets and Liabilities under the caption "Total distributable earnings/(losses)." The current day's variation margin as of April 30, 2022, if any, is reflected in the Consolidated Statement of Assets and Liabilities under the caption "Receivable/Payable for variation margin on futures contracts."

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The impact of the use of these derivative instruments on the Consolidated Statement of Operations during the six months ended April 30, 2022, was as follows:

Realized Gain/(Loss)

Derivative Type	Consolidated Statement of Operations Location	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Commodity Risk	Total
Forward contracts	Net realized gain/(loss) on: Settlement of forward foreign currency contracts	$—	$220,093	$—	$—	$—	$220,093
Futures	Net realized gain/(loss) on: Expiration or closing of futures contracts	—	905,504	113,341	1,835,742	1,565,600	4,420,187
Options written	Net realized gain/(loss) on: Expiration or closing of option contracts written	—	—	2,064	—	—	2,064
Swaps	Net realized gain/(loss) on: Expiration or closing of swaps contracts	—	—	(408,704)	—	—	(408,704)
Total Realized Gain/(Loss)		$—	$1,125,597	$(293,299)	$1,835,742	$1,565,600	$4,233,640
Change in Appreciation/(Depreciation)
Derivative Type	Consolidated Statement of Operations Location	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Commodity Risk	Total
Forward contracts	Change in net unrealized appreciation/(depreciation) in value of: Forward foreign currency contracts	$—	$512,389	$—	$—	$—	$512,389
Futures	Change in net unrealized appreciation/(depreciation) in value of: Futures contracts	—	744,438	(32,718)	161,138	(21,168)	851,690
Options written	Change in net unrealized appreciation/(depreciation) in value of: Option contracts written	—	—	(1,527)	—	—	(1,527)
Swaps	Change in net unrealized appreciation/(depreciation) in value of: Swap contracts	—	—	(172,940)	—	—	(172,940)
Total Change in Appreciation/ (Depreciation)		$—	$1,256,827	$(207,185)	$161,138	$(21,168)	$1,189,612

While the Fund may receive rights and warrants in connection with their investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.

The Fund is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund's OTC derivative assets and liabilities at fair value by type are reported gross in the Consolidated Statement of Assets and Liabilities. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of April 30, 2022.

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Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities
Over the counter swap contracts	$685,634	$—	$685,634
Forward contracts	1,586,302	—	1,586,302
Total	$2,271,936	$—	$2,271,936

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

Counterparty	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Liabilities Available for Offset	Cash Collateral Received(a)	Net Amount(b)
Societe Generale	$1,410,240	$(1,022,264)	$—	$387,976
JPMorgan Chase Bank, NA	282,363	(219,979)	—	62,384
Morgan Stanley Capital Services LLC	579,333	(579,333)	—	—
	$2,271,936	$(1,821,576)	$—	$450,360

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Over the counter swap contracts	$(1,094,079)	$—	$(1,094,079)
Forward contracts	(1,057,368)	—	(1,057,368)
Total	$(2,151,447)	$—	$(2,151,447)

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

Counterparty	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Assets Available for Offset	Cash Collateral Pledged(a)	Net Amount(c)
Societe Generale	$(1,022,264)	$1,022,264	$—	$—
JPMorgan Chase Bank, NA	(219,979)	219,979	—	—
Morgan Stanley Capital Services LLC	(909,204)	579,333	(329,871)	—
	$(2,151,447)	$1,821,576	$(329,871)	$—

(a)  Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.

(b)  Net Amount represents amounts subject to loss as of April 30, 2022, in the event of a counterparty failure.

(c)  Net Amount represents amounts under-collateralized by the Fund to each counterparty as of April 30, 2022.

15  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

44

16  Expense offset arrangement: The Fund has an expense offset arrangement in connection with its custodian contract. For the six months ended April 30, 2022, the impact of this arrangement was a reduction in expenses of $17.

17  Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at the annual rate of 1.700% of the first $250 million of the Fund's average daily net assets, 1.675% of the next $250 million, 1.650% of the next $250 million, 1.625% of the next $250 million, 1.600% of the next $500 million, 1.575% of the next $2.5 billion, and 1.550% of average daily net assets in excess of $4 billion. For the six months ended April 30, 2022, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 1.69% of the Fund's average daily net assets.

NBIA has contractually agreed to waive its Class E management fee for the Fund. This undertaking lasts until October 31, 2023, and may not be terminated during its term without the consent of the Board. Management fees contractually waived pursuant to this waiver for Class E are not subject to recovery by NBIA. For the period from January 11, 2022 (commencement of operations for Class E) to April 30, 2022, the total amount of management fees waived was $6,102, which is an annualized percentage rate of 1.70% of Class E's average daily net assets.

The Fund retains NBIA as its administrator under an Administration Agreement. The administration fee is assessed at the Class level and each share class of the Fund, as applicable, pays NBIA an annual administration fee equal to the following: 0.15% for Institutional Class; 0.26% for each of Class A and Class C; 0.05% for Class R6, each as a percentage of its average daily net assets. Class E shares do not pay an administration fee. Additionally, NBIA retains JPM as its sub-administrator under a Sub-Administration Agreement. NBIA pays JPM a fee for all services received under the Sub-Administration Agreement.

NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Institutional Class, Class A, Class C and Class R6 of the Fund so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The expenses of the Subsidiary are included in the total expenses used to calculate the reimbursement, which the Fund has agreed to share with the Subsidiary. For the six months ended April 30, 2022, these Subsidiary expenses amounted to $61,679.

At April 30, 2022, the Fund's contingent liabilities to NBIA under the agreements were as follows:

			Expenses Reimbursed in the Year Ended October 31,
			2019	2020	2021	2022
			Subject to Repayment until October 31,
	Contractual Expense Limitation(1)	Expiration	2022	2023	2024	2025
Institutional Class	1.97%	10/31/25	$508,701	$567,149	$522,331	$244,789
Class A	2.33%	10/31/25	31,156	48,102	52,624	28,911
Class C	3.08%	10/31/25	28,605	36,584	29,872	11,820

45

			Expenses Reimbursed in the Year Ended October 31,
			2019	2020	2021	2022
			Subject to Repayment until October 31,
	Contractual Expense Limitation(1)	Expiration	2022	2023	2024	2025
Class R6	1.87%	10/31/25	$24,431	$8,302	$20,018	$19,189

(1)  Expense limitation per annum of the respective class' average daily net assets.

The Fund has agreed that each of its respective classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.

During the six months ended April 30, 2022, there was no repayment to NBIA under these agreements.

At April 30, 2022, NBIA engaged BH-DG Systematic Trading LLP, GAMCO Asset Management Inc., P/E Global, LLC and Portland Hill Asset Management Limited as subadvisers of the Fund to provide investment advisory services. NBIA compensates the subadvisers out of the investment management fees it receives from the Fund.

The Fund also has a distribution agreement with Neuberger Berman BD LLC (the "Distributor") with respect to each class of shares. The Distributor acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below for Class A and Class C shares, and bears the advertising and promotion expenses.

However, the Distributor receives fees from Class A and Class C under their distribution plans (each a "Plan", collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, the Distributor's activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, the Distributor receives from each of these classes a fee at the annual rate of 0.25% of Class A's and 1.00% of Class C's average daily net assets. The Distributor receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plans comply with those rules.

Class A shares of the Fund are generally sold with an initial sales charge of up to 5.75% and no contingent deferred sales charge ("CDSC"), except that a CDSC of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge. Class C shares of the Fund are sold with no initial sales charge and a 1.00% CDSC if shares are sold within one year after purchase.

46

For the six months ended April 30, 2022, the Distributor, acting as underwriter and broker-dealer, received net initial sales charges from the purchase of Class A shares and CDSCs from the redemption of Class A and Class C shares as follows:

	Underwriter		Broker-Dealer
	Net Initial Sales Charge	CDSC	Net Initial Sales Charge	CDSC
Class A	$1,527	$—	$—	$—
Class C	—	1,586	—	—

Note C—Securities Transactions:

During the six months ended April 30, 2022, there were purchase and sale transactions of long-term securities (excluding swaps, forward contracts, futures and written option contracts) as follows:

Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Securities Sold Short excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations	Covers on Securities Sold Short excluding U.S. Government and Agency Obligations
$—	$54,336,335	$7,398,782	$—	$55,917,053	$9,831,367

During the six months ended April 30, 2022, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended April 30, 2022, and for the year ended October 31, 2021, was as follows:

	For the Six Months Ended April 30, 2022				For the Year Ended October 31, 2021
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Institutional Class	752,859	7,933	(554,837)	205,955	1,193,212	112,670	(3,744,648)	(2,438,766)
Class A	51,437	—	(39,194)	12,243	120,424	6,871	(131,167)	(3,872)
Class C	11,917	—	(59,817)	(47,900)	1,003	3,170	(185,571)	(181,398)
Class R6	256,986	995	(159,674)	98,307	308,693	2,499	(148,484)	162,708
Class E(a)	123,393	—	(7,592)	115,801	—	—	—	—

(a)  Period from January 11, 2022 (Commencement of Operations) to April 30, 2022.

Other: At April 30, 2022, affiliated persons, as defined in the 1940 Act, owned 0.03% of the Fund's outstanding shares.

Note E—Line of Credit:

At April 30, 2022, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment

47

companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum; provided that should the Administrative Agent of the Credit Facility determine that the Eurodollar rate is unavailable, then the interest rate option described in (b) shall be replaced with a benchmark replacement determined to be applicable by such Administrative Agent. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at April 30, 2022. During the period ended April 30, 2022, the Fund did not utilize the Credit Facility.

Note F—Recent Accounting Pronouncement:

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 ("ASU 2021-01"), "Reference Rate Reform (Topic 848)". ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.

Note G—Other Matters:

Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund.

Russia's invasion of Ukraine: Russia's invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia's actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

48

Note H—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

49

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Consolidated Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Consolidated Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding period.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†d
Institutional Class
04/30/2022 (Unaudited)	$11.40	$(0.07)	$0.27	$0.20	$(0.02)	$—	$(0.02)	$11.58	1.75%*
10/31/2021	$10.80	$(0.13)	$0.92	$0.79	$(0.19)	$—	$(0.19)	$11.40	7.40%
10/31/2020	$10.97	$0.01	$0.21	$0.22	$(0.39)	$—	$(0.39)	$10.80	2.01%
10/31/2019	$10.71	$0.08	$0.19	$0.27	$(0.01)	$—	$(0.01)	$10.97	2.48%
10/31/2018	$10.77	$0.09	$(0.15)	$(0.06)	$—	$—	$—	$10.71	(0.56)%
10/31/2017	$10.18	$0.06	$0.53	$0.59	$—	$—	$—	$10.77	5.80%
Class A
04/30/2022 (Unaudited)	$11.19	$(0.09)	$0.27	$0.18	$—	$—	$—	$11.37	1.61%*
10/31/2021	$10.60	$(0.18)	$0.92	$0.74	$(0.15)	$—	$(0.15)	$11.19	7.07%
10/31/2020	$10.78	$(0.03)	$0.20	$0.17	$(0.35)	$—	$(0.35)	$10.60	1.58%
10/31/2019	$10.55	$0.04	$0.19	$0.23	$—	$—	$—	$10.78	2.18%
10/31/2018	$10.65	$0.06	$(0.16)	$(0.10)	$—	$—	$—	$10.55	(0.94)%
10/31/2017	$10.10	$0.02	$0.53	$0.55	$—	$—	$—	$10.65	5.45%
Class C
04/30/2022 (Unaudited)	$10.58	$(0.12)	$0.24	$0.12	$—	$—	$—	$10.70	1.13%*
10/31/2021	$10.03	$(0.23)	$0.85	$0.62	$(0.07)	$—	$(0.07)	$10.58	6.23%
10/31/2020	$10.20	$(0.10)	$0.20	$0.10	$(0.27)	$—	$(0.27)	$10.03	0.96%
10/31/2019	$10.06	$(0.03)	$0.17	$0.14	$—	$—	$—	$10.20	1.39%
10/31/2018	$10.24	$(0.03)	$(0.15)	$(0.18)	$—	$—	$—	$10.06	(1.76)%
10/31/2017	$9.78	$(0.05)	$0.51	$0.46	$—	$—	$—	$10.24	4.70%

See Notes to Consolidated Financial Highlights

51

	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#	Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#	Ratio of Net Expenses to Average Net AssetsØ	Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)Ø	Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
Institutional Class
04/30/2022 (Unaudited)	$64.8	3.18%**	2.81%**	2.35%**	1.97%**	(1.22	)%**	81%*	79%*
10/31/2021	$61.4	2.94%	2.74%	2.17%	1.97%	(1.16)%		296%	308%
10/31/2020	$84.5	2.69%	2.54%	2.12%	1.97%	0.10%		230%	219%
10/31/2019	$157.6	2.59%	2.27%	2.30%	1.98%	0.77%		248%	246%
10/31/2018	$201.1	2.53%	2.16%	2.34%	1.97%	0.86%		194%	179%
10/31/2017	$295.7	2.69%	2.09%	2.57%	1.97%	0.61%		382%	357%
Class A
04/30/2022 (Unaudited)	$7.2	3.55%**	3.17%**	2.71%**	2.33%**	(1.60	)%**	81%*	79%*
10/31/2021	$6.9	3.32%	3.11%	2.54%	2.33%	(1.60)%		296%	308%
10/31/2020	$6.6	3.22%	3.08%	2.47%	2.33%	(0.32)%		230%	219%
10/31/2019	$7.3	2.98%	2.65%	2.67%	2.33%	0.40%		248%	246%
10/31/2018	$18.1	2.83%	2.55%	2.61%	2.33%	0.60%		194%	179%
10/31/2017	$20.6	3.13%	2.47%	2.99%	2.33%	0.17%		382%	357%
Class C
04/30/2022 (Unaudited)	$2.6	4.31%**	3.94%**	3.46%**	3.08%**	(2.34	)%**	81%*	79%*
10/31/2021	$3.0	4.07%	3.87%	3.29%	3.08%	(2.24)%		296%	308%
10/31/2020	$4.7	3.82%	3.67%	3.23%	3.08%	(0.98)%		230%	219%
10/31/2019	$7.7	3.71%	3.39%	3.40%	3.09%	(0.33)%		248%	246%
10/31/2018	$11.6	3.65%	3.28%	3.45%	3.08%	(0.24)%		194%	179%
10/31/2017	$17.9	3.82%	3.21%	3.69%	3.08%	(0.53)%		382%	357%

52

Consolidated Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†d
Class R6
04/30/2022 (Unaudited)	$11.41	$(0.07)	$0.28	$0.21	$(0.03)	$—	$(0.03)	$11.59	1.85%*
10/31/2021	$10.81	$(0.14)	$0.94	$0.80	$(0.20)	$—	$(0.20)	$11.41	7.50%
10/31/2020	$10.98	$0.01	$0.21	$0.22	$(0.39)	$—	$(0.39)	$10.81	2.10%
10/31/2019	$10.71	$0.09	$0.19	$0.28	$(0.01)	$—	$(0.01)	$10.98	2.64%
10/31/2018	$10.77	$0.10	$(0.16)	$(0.06)	$—	$—	$—	$10.71	(0.56)%
10/31/2017	$10.17	$0.05	$0.55	$0.60	$—	$—	$—	$10.77	5.90%
Class E
Period from 01/11/2022^ to 04/30/2022	$11.17	$(0.03)	$0.48	$0.45	$—	$—	$—	$11.62	4.03%*

See Notes to Consolidated Financial Highlights

53

	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#	Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#	Ratio of Net Expenses to Average Net AssetsØ	Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)Ø	Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate (including securities sold short)		Portfolio Turnover Rate (excluding securities sold short)
Class R6
04/30/2022 (Unaudited)	$4.8	3.08%**	2.71%**	2.24%**	1.87%**	(1.19	)%**	81	%*	79	%*
10/31/2021	$3.6	2.87%	2.66%	2.07%	1.87%	(1.27)%		296%		308%
10/31/2020	$1.6	2.59%	2.45%	2.01%	1.87%	0.07%		230%		219%
10/31/2019	$1.4	2.55%	2.21%	2.22%	1.88%	0.84%		248%		246%
10/31/2018	$15.3	2.45%	2.09%	2.26%	1.90%	0.93%		194%		179%
10/31/2017	$12.7	2.40%	1.93%	2.37%	1.90%	0.51%		382%		357%
Class E
Period from 01/11/2022^ to 04/30/2022	$1.3	3.04%**	2.65%**	1.34%**	0.95%**	(0.83	)%**	81	%*ØØ	79	%*ØØ

54

Notes to Consolidated Financial Highlights (Unaudited)

@  Calculated based on the average number of shares outstanding during each fiscal period.

†  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested, but do not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

d  The class action proceeds listed in Note A in the Notes to Consolidated Financial Statements had no impact on the Fund's total return for the six months ended April 30, 2022.

  Had the Fund not received the class action proceeds in 2021, the total return based on per share NAV for the year ended October 31, 2021 would have been:

Institutional Class	6.84%
Class A	6.59%
Class C	5.63%
Class R6	7.13%

  The class action proceeds received in 2020, 2019, 2018 and 2017 had no impact on the Fund's total returns for the years ended October 31, 2020, 2019, 2018 and 2017.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.

*  Not annualized.

**  Annualized.

^  The date investment operations commenced.

Ø  After reimbursement of expenses and/or waiver of a portion of the investment management fee by Management. The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements (see Note A in the Notes to Consolidated Financial Statements). Had the Fund not received expense reductions related to expense offset arrangements, the annualized ratios of net expenses to average daily net assets would have been:

	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales
	Six Months Ended April 30, 2022		Year Ended October 31, 2021		Year Ended October 31, 2020		Year Ended October 31, 2019		Year Ended October 31, 2018		Year Ended October 31, 2017
Institutional Class	2.35%	1.97%	2.17%	1.97%	2.12%	1.97%	2.30%	1.98%	2.33%	1.97%	2.57%	1.97%
Class A	2.71%	2.33%	2.54%	2.33%	2.47%	2.33%	2.67%	2.33%	2.61%	2.33%	2.99%	2.33%
Class C	3.46%	3.08%	3.29%	3.08%	3.23%	3.08%	3.40%	3.09%	3.45%	3.08%	3.69%	3.08%
Class R6	2.24%	1.87%	2.07%	1.87%	2.01%	1.87%	2.22%	1.88%	2.26%	1.90%	2.37%	1.90%
Class E(a)	1.34%	0.95%	—%	—%	—%	—%	—%	—%	—%	—%	—%	—%

(a)  Period from January 11, 2022 (Commencement of Operations) to April 30, 2022.

ØØ  Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended April 30, 2022 for the Fund.

55

Directory

Investment Manager and Administrator

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services 800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264

Distributor

Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services 800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264

Subadvisers

BH-DG Systematic Trading LLP
55 Baker Street
London W1U 7EU United Kingdom

GAMCO Asset Management Inc.
One Corporate Center
Rye, NY 10580

P/E Global, LLC
75 State Street, 31st Floor
Boston, MA 02109

Portland Hill Asset Management Limited
21 Knightsbridge
London SW1X7LY, United Kingdom

Custodian

JPMorgan Chase & Co.
4 Chase Metrotech Center
Brooklyn, NY 11245

Shareholder Servicing Agent

DST Asset Manager Solutions Inc.
430 West 7th Street, Suite 219189
Kansas City, MO 64105-1407

For Institutional Class Shareholders
address correspondence to:

Neuberger Berman Funds
PO Box 219189
Kansas City, MO 64121-9189
Intermediary Client Services 800.366.6264

For Class A, Class C and Class R6 Shareholders:

Please contact your investment provider

Legal Counsel

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

56

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Trust's Form N-PORT is available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).

57

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104–0002
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund's investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

N0087 06/22

Neuberger Berman
Alternative and Multi-Asset Class Funds

Institutional Class Shares
Class A Shares
Class C Shares
Class R6 Shares

Commodity Strategy Fund

Global Allocation Fund

Long Short Fund

U.S. Equity Index PutWrite Strategy Fund

Semi-Annual Report

April 30, 2022

Contents

THE FUNDS
President's Letter	1
PORTFOLIO COMMENTARY
Commodity Strategy Fund	2
Global Allocation Fund	4
Long Short Fund	6
U.S. Equity Index PutWrite Strategy Fund	8
FUND EXPENSE INFORMATION	15
LEGEND	17
SCHEDULE OF INVESTMENTS
Commodity Strategy Fund	18
Global Allocation Fund	25
Positions by Industry	32
Long Short Fund	37
U.S. Equity Index PutWrite Strategy Fund	58
FINANCIAL STATEMENTS	61
NOTES TO FINANCIAL STATEMENTS	67
FINANCIAL HIGHLIGHTS (ALL CLASSES)
Commodity Strategy Fund	91
Global Allocation Fund	93
Long Short Fund	95
U.S. Equity Index PutWrite Strategy Fund	97
Directory	103
Proxy Voting Policies and Procedures	104
Quarterly Portfolio Schedule	104

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2022 Neuberger Berman BD LLC, distributor. All rights reserved.

President's Letter

Dear Shareholder,

I am pleased to present this semi-annual shareholder report for Neuberger Berman Alternative and Multi-Asset Class Funds covering the six-month period ended April 30, 2022 (the reporting period).

The U.S. economy was resilient during the first half of the reporting period in the face of several headwinds, including the impact from COVID-19 and its variants, supply chain issues, 40-year high inflation and sharply rising interest rates. Economic growth then contracted over the first quarter of 2022, driven by the aforementioned issues, coupled with the repercussions from the war in Ukraine.

Another key factor which impacted the economy was the U.S. Federal Reserve Board's (Fed) monetary policy pivot in the face of persistent inflation. As widely telegraphed by the central bank, it raised the federal funds rate 0.25% (25 basis points) to a range between 0.25% and 0.50% at its meeting in March 2022—the first rate hike since 2018. The Fed currently expects to raise rates serval more times in the coming year, with Chair Jerome Powell indicating that more aggressive increases may be appropriate as it looks to curb inflation. In addition, the Fed is expected to begin reducing its balance sheet (quantitative tightening).

Both the global stock market and the overall fixed income market generated weak results during the reporting period. The global stock market was dragged down by a number of factors, including persistent inflation, rising interest rates, Fed monetary policy tightening, and the outbreak of war in Ukraine. All told, the S&P 500® Index returned –9.65% over the reporting period while international developed and emerging market equities, as measured by the MSCI EAFE® (Net) and MSCI Emerging Market (Net) Indices, returned –11.80% and –14.15%, respectively. Meanwhile, the overall U.S. taxable investment-grade fixed income market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned –9.47%. Both short- and long-term Treasury yields moved sharply higher. The increase in rates was driven by expectations for aggressive Fed tightening, elevated inflation, and continued supply chain and labor shortages. Meanwhile, credit spreads widened as the period progressed.

As we look ahead, the global growth outlook has been clouded by cross-currents in the form of rising commodities and geopolitical events. However, we believe a number of factors should enable the U.S. economy to avoid recession in 2022. First, although decelerating, the U.S. economy was in a strong position entering the current spike in inflation. We believe that this provides a substantial cushion to withstand monetary policy changes; in sharp contrast to past scenarios when growth was fairly minimal and vulnerable to shocks. Key buffers also could help protect the expansion. In the U.S., we believe the consumer remains in excellent shape, with debt levels close to record lows while savings remain ample. All told, we believe the upward movement in interest rates and growth uncertainty have created an opportunity to put money to work, albeit with some caution given the significant change in market dynamics associated with inflation regime change.

Thank you for your support and trust. We look forward to continue serving your investment needs in the years to come.

Sincerely,

JOSEPH V. AMATO
PRESIDENT AND CEO
NEUBERGER BERMAN ALTERNATIVE FUNDS

Commodity Strategy Fund Commentary (Unaudited)

Neuberger Berman Commodity Strategy Fund Institutional Class generated a total return of 25.72% for the six-month period ended April 30, 2022 (the reporting period) and outperformed its benchmark, the Bloomberg Commodity Index (the Index), which provided a 25.46% total return for the same period. (Performance for all share classes is provided in the table immediately following this letter.)

The overall commodity market generated strong results over the reporting period, with energy, nickel and agriculture being the top performers. Energy prices rose, partially due to supply chain issues associated with the war in Ukraine. Nickel prices fluctuated but rose sharply over the period. Within the agriculture space, corn, soybeans, and cotton generated the strongest returns. The supply of these commodities, as well as wheat, were significantly impacted due the repercussions from the war.

Looking at the commodity sectors in which the Fund invests, energy was the largest contributor to relative results. In particular, overweights to heating oil and unleaded gasoline relative to the Index added the most value. Conversely, an underweight to natural gas detracted from returns. We tend to underweight this space due to its volatility. In agriculture, an overweight to corn was the most beneficial for returns. An overweight to industrial metals was another area of strength, driven by the Fund's overweights to nickel and zinc. Finally, in the livestock space an overweight to lean hogs contributed the most to performance. Elsewhere, the Fund's cryptocurrency exposure was a modest detractor from relative returns, as was the underweight to gold, along with overweights to palladium and platinum.

The Fund seeks to gain exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments. The Fund's tactical positioning was additive to performance during the reporting period.

Over the last several quarters we have argued that the current inflationary environment is not transitory, but rather a reality that investors, producers, and consumers must accept. Supply chains and inventories were already strained as a result of the global pandemic. Now, inflation continues to break multi-decade highs and Russia's invasion of Ukraine only propelled prices higher. While the war in Ukraine has undoubtedly had an impact on commodities and inflation globally, we're hard pressed to attribute the majority of current price increases solely to this conflict. We believe that deglobalization, the transition to net zero and greener energy solutions, and many countries seeking to reinforce their supply chains and be less reliant on other economies, are all contributing to the current inflationary environment. We believe these complex, macro challenges are likely to require massive amounts of commodities to develop technologies (in the case of net zero) and also increase input prices across the board (deglobalization and supply chain reinforcement). With our belief that inflation is here to stay, we believe commodities are still one of investors' best bets to hedge inflation.

Sincerely,

HAKAN KAYA, DAVID YI WAN AND MICHAEL FOSTER
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Commodity Strategy Fund (Unaudited)

TICKER SYMBOLS

Institutional Class	NRBIX
Class A	NRBAX
Class C	NRBCX

PORTFOLIO BY INVESTMENT TYPE

(as a % of Total Net Assets)
Asset-Backed Securities	18.8%
Corporate Bonds	50.0
U.S. Treasury Obligations	11.0
Short-Term Investments	12.1
Other Assets Less Liabilities	8.1 *
Total	100.0%

*  Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

PORTFOLIO BY TYPE OF COMMODITY FUTURE

(as a % of Total Notional Value)
Commodity Futures:
Agriculture	20.6%
Bitcoin	0.4
Energy	32.8
Industrial Metals	15.9
Livestock	5.8
Precious Metals	17.6
Softs	6.9
Total	100.0%

PERFORMANCE HIGHLIGHTS3

		Six Month	Average Annual Total Return Ended 04/30/2022
	Inception Date	Period Ended 04/30/2022	1 Year	5 Years	Life of Fund
At NAV
Institutional Class	08/27/2012	25.72%	40.09%	12.20%	0.71%
Class A	08/27/2012	25.52%	39.39%	11.81%	0.34%
Class C6	03/24/2021	25.11%	38.57%	11.96%	0.59%
With Sales Charge
Class A		18.25%	31.37%	10.50%	–0.28%
Class C6		24.29%	37.66%	11.96%	0.59%
Index
Bloomberg Commodity Index[1,2]		25.46%	43.53%	10.22%	–0.56%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2021 were 0.99%,1.37% and 2.97% for Institutional Class, Class A and Class C shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios were 0.74%, 1.10% and 1.86% for Institutional Class, Class A and Class C shares, respectively, after expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended April 30, 2022, can be found in the Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1.00%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

Global Allocation Fund Commentary (Unaudited)

Neuberger Berman Global Allocation Fund Institutional Class generated a –8.81% total return for the six-month period ended April 30, 2022 (the reporting period), outperforming its blended benchmark consisting of 60% MSCI All Country World Index (Net) and 40% Bloomberg Global Aggregate Index (collectively, the Index), which provided a –11.58% total return for the same period. (Performance for all share classes is provided in the table immediately following this letter.)

Over the reporting period, markets have faced a flurry of challenging headwinds ranging from new COVID-19 mutations, the Russia-Ukraine war, unanchored inflation, declining growth, and central bank policy tightening. Coming into 2022, the U.S. economy was well supported, but beginning to show signs of transition from early to mid-cycle. Inflation emerged stickier than initially expected, with U.S. Federal Reserve Board (Fed) Chairman Jerome Powell retiring the term "transitory," and laying the foundation for a shift to a more hawkish policy stance. The Russian invasion of Ukraine became the catalyst for accelerating many of the structural risks that were on the horizon in late 2021. The Fed kicked off its hiking cycle in the first quarter of 2022 and introduced balance sheet run off that will take place over the coming quarters. U.S. yields rose sharply over the period, and the curve flattened, forecasts for global GDP growth saw meaningful downside revisions and inflation expectations accelerated.

Both the Fund's allocations to global equities and fixed income contributed to outperformance relative to the Index. Within equities, the non-U.S. systematic equity strategy was the primary driver of outperformance while the U.S. small cap position was a relative detractor. The overall underweight exposure to fixed income provided positive allocation effects. Opportunistic strategies were also additive to performance, led by contributions from strategic allocation tilts and the Fund's fundamental tactical asset allocation strategy, which provided uncorrelated returns to traditional market betas.

The Fund's aggregate use of futures, forward foreign currency, swap and option contracts contributed positively to performance during the reporting period.

Looking ahead, we have shifted to a more defensive stance on global equities with a preference for developed markets and a bias towards U.S. value and factor-based strategies. We remain cautious against the backdrop of a challenging growth-inflation mix and heighten volatility; however, in the near-term, we believe the valuation reset in equities may induce a counter-trend relief rally and for inflation to moderate as demand shifts from goods to services.

Within fixed income, we remain overweight short duration and prefer assets with less sensitivity to rates such as high yield. Corporate and consumer balance sheet remain robust, providing opportunities to pick up yield within certain segments of the credit market. In the near-term, we believe U.S. yields are nearing fully priced levels, and we anticipate a more two-way trading environment in the U.S. In other developed economies, the widening differential in financial conditions with U.S., has led us to shift our short duration overlays to Japanese government bonds, where we anticipate yields to play catch up over the coming months.

We continue to believe that a flexible, multi-dimensional approach to a diversified portfolio is prudent. Our multi-asset class approach offers a global go-anywhere strategy, complemented with historically uncorrelated sources of return and a risk framework at both the security and portfolio level, plus independent firm oversight.

Sincerely,

ERIK KNUTZEN, ROBERT SURGENT AND TOKUFUMI KATO
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Global Allocation Fund (Unaudited)

TICKER SYMBOLS

Institutional Class	NGLIX
Class A	NGLAX
Class C	NGLCX
Class R6	NRGLX

PERFORMANCE HIGHLIGHTS

		Six Month	Average Annual Total Return Ended 04/30/2022
	Inception Date	Period Ended 04/30/2022	1 Year	5 Years	10 Years	Life of Fund
At NAV
Institutional Class	12/29/2010	–8.81%	–3.37%	5.86%	5.37%	5.68%
Class A	12/29/2010	–8.96%	–3.70%	5.50%	5.00%	5.31%
Class C	12/29/2010	–9.33%	–4.50%	4.70%	4.21%	4.52%
Class R6[5]	01/18/2019	–8.71%	–3.27%	5.94%	5.40%	5.72%
With Sales Charge
Class A		–14.20%	–9.22%	4.26%	4.37%	4.76%
Class C		–10.12%	–5.34%	4.70%	4.21%	4.52%
Index
Blended Benchmark*[1,2]		–11.58%	–8.26%	5.98%	5.78%	5.62%
MSCI All Country World Index (Net)[1,2]		–11.63%	–5.44%	9.46%	9.21%	8.37%

*  Blended Benchmark is composed of 60% MSCI All Country World Index (Net) and 40% Bloomberg Global Aggregate Index, rebalanced monthly. Effective August 24, 2021, the Bloomberg Barclays Global Aggregate Index changed its name to Bloomberg Global Aggregate Index.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2021 were 4.42%, 4.84%, 5.60% and 4.74% for Institutional Class, Class A, Class C and R6 shares, respectively (before expense reimbursements and/or fee waivers, if any and after restatement). The expense ratios were 0.78%, 1.14%, 1.89%, and 0.68% for Institutional Class, Class A, Class C and Class R6 shares, respectively, after restatement, expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended April 30, 2022, can be found in the Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1.00%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

Long Short Fund Commentary (Unaudited)

Neuberger Berman Long Short Fund Institutional Class generated a –5.91% total return for the six-month period ended April 30, 2022 (the reporting period), underperforming its primary benchmark, the HFRX® Equity Hedge Index (the Index), which returned –1.56% for the same period. However, the Fund outperformed its secondary benchmark, the S&P 500® Index, which provided a –9.65% total return for the reporting period. (Performance for all share classes is provided in the table immediately following this letter.)

The overall equity market was volatile and posted weak results during the reporting period. While corporate fundamentals were generally resilient, this was largely overshadowed by surging inflation, sharply rising interest rates, expectations for aggressive U.S. Federal Reserve Board rate hikes, supply chain constraints, and the repercussions from the ongoing war in Ukraine. All told, the S&P 500 Index returned –9.65% during the reporting period.

With the increase in market volatility and uncertainty expectations for future economic growth, we reduced modestly both the Fund's net and gross exposures. On an absolute basis, the Fund's largest sector weights were in Information Technology, Consumer Discretionary and Industrials.

We categorize the Fund's long investment exposure into three groups: Capital Growth, Total Return and Opportunistic. Capital Growth continues to represent our largest allocation followed by Total Return and Opportunistic. We continue to take a balanced approach and, on the margin, find Total Return investments to be more attractive relative to the prior reporting period, as mid-cycle economic dynamics have emerged. The Fund's short exposure includes both single name "Fundamental" shorts and "Market" shorts. During the reporting period, equity long exposure decreased against the backdrop of macroeconomic uncertainty, while Fundamental shorts increased. Market shorts that consist primarily of sector and market cap-specific indices to help manage broader portfolio exposures increased during the reporting period.

The Fund's aggregate use of futures, swap and option contracts contributed positively to performance during the reporting period.

As we progress through 2022, we believe numerous financial and economic factors need to normalize. These include, but are not limited to, central bank liquidity, government fiscal support, consumer behavior, stock market volatility, asset price returns, unprecedented demand shocks and inflationary pressures. We believe that the U.S. economy is still in a mid-cycle expansion, characterized by broader economic momentum, but at a more moderate pace of growth. We acknowledge the tragic events and conflict in Ukraine has created more uncertainty on the current economic recovery path. The previous cycle was the longest in history and ended only due to the exogenous shock of the COVID-19 pandemic. We continue our efforts to best understand company specific factors, as we believe this environment is flush with a confluence of fiscal policy considerations, monetary policy stimulus, public health concerns, geopolitical uncertainty, commodity price volatility, and inflation dynamics. As market dynamics change, we believe this can cause company market values to dislocate from their long-term potential values, creating potential opportunities both long and short. Nevertheless, we are mindful of the complex world in which we live and invest. Given the massive amounts of global stimulus, there is a risk that unchecked fiscal spending has consequences. We highlight these risks because the current environment necessitates a flexible approach in the complex, global world in which we operate. Moreover, we strongly believe the greatest risks to the global economy are still those that are unknown today—be they financial or geopolitical in nature. As always, we must be ready and able to adapt when the facts change.

Sincerely,

CHARLES KANTOR AND MARC REGENBAUM
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Long Short Fund (Unaudited)

TICKER SYMBOLS

Institutional Class	NLSIX
Class A	NLSAX
Class C	NLSCX

PORTFOLIO BY INVESTMENT TYPE

(as a % of Total Net Assets)

	Long	Short
Common Stocks	73.4%	(13.0)%
Corporate Bonds	1.3	(1.6)
Exchange-Traded Funds	—	(0.8)
Loan Assignments	0.5	—
Master Limited Partnerships and Limited Partnerships	2.6	—
Options Purchased	0.0	—
Preferred Stocks	1.1	—
Warrants	0.1	—
Short-Term Investments	22.8	—
Other Assets Less Liabilities	13.6 *	—
Total	115.4%	(15.4)%

*  Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

PERFORMANCE HIGHLIGHTS

		Six Month	Average Annual Total Return Ended 04/30/2022
	Inception Date	Period Ended 04/30/2022	1 Year	5 Years	10 Years	Life of Fund
At NAV
Institutional Class	12/29/2011	–5.91%	–0.96%	6.78%	6.17%	6.60%
Class A	12/29/2011	–6.04%	–1.26%	6.41%	5.80%	6.22%
Class C	12/29/2011	–6.41%	–2.07%	5.62%	5.00%	5.42%
With Sales Charge
Class A		–11.45%	–6.97%	5.16%	5.17%	5.61%
Class C		–7.34%	–3.03%	5.62%	5.00%	5.42%
Index
HFRX® Equity Hedge Index[1,2]		–1.56%	3.91%	4.15%	3.49%	3.78%
S&P 500® Index[1,2]		–9.65%	0.21%	13.66%	13.67%	14.49%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2021 were 1.60%, 1.96% and 2.71% for Institutional Class, Class A and Class C shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios for the semi-annual period ended April 30, 2022, can be found in the Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1.00%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

U.S. Equity Index PutWrite Strategy Fund Commentary (Unaudited)

Neuberger Berman U.S. Equity Index PutWrite Strategy Fund Institutional Class generated a total return of –7.02% over the six-month period ended April 30, 2022 (the reporting period), underperforming its benchmark, a blend consisting of 50% Cboe S&P 500 One-Week PutWrite Index and 50% Cboe S&P 500 PutWrite Index (collectively, the Index), which posted a –2.65% total return during the same period. (Performance for all share classes is provided in the table immediately following this letter.)

On February 28, 2022, the Fund began comparing its performance to the Index rather than the 42.5% Cboe S&P 500 One-Week PutWrite Index/42.5% Cboe S&P 500 PutWrite Index/7.5% Cboe Russell 2000 One-Week PutWrite Index/7.5% Cboe Russell 2000 PutWrite Index, because the Index has characteristics that are more representative of the Fund's investment strategy than its previous index. From the close of February 28, 2022 (the effective date of the change) through the end of the reporting period, the Fund's Institutional Class returned –3.52%, underperforming the Index, which returned –2.34%. For the entire reporting period, the Fund's Institutional Class returned –7.02%, underperforming the prior benchmark, which returned –3.84% for the reporting period.

Economies and financial markets always seem to present situations that possess enough ambiguity and lack historical analogs to keep investors uncertain about the future. Hence our long-term conviction in incorporating volatility-based strategies in portfolios to seek to capitalize on market uncertainty. The current dilemma for investors is no exception. The U.S. Federal Reserve Board (Fed) has set a course for an aggressive rate policy to fight inflation levels that haven't been seen for a generation. Layer on low unemployment, large government deficits, a changing geopolitical landscape, shifting environmental and social priorities, and relatively high equity valuations and the odds of a 'soft landing' for equity markets seem incredibly low, in our view. Thus, with a rare 'double negative' for the S&P 500® Index (–9.65%) and the Bloomberg U.S. Aggregate Bond Index (–9.47%), a 60/40 equity/bond allocation suffered significant losses during the reporting period.

Over the reporting period, both S&P 500 and Russell 2000® Index exposures detracted from Fund performance. The Fund's S&P 500 exposure was the largest detractor to relative performance over the period as it fell shy of the Cboe S&P 500 PutWrite Index (3rd Friday)1 and the Cboe S&P 500 One-Week PutWrite Index (weekly). Over the same period, the Fund's collateral holdings also detracted from performance. Despite recent events, the S&P 500's spirit appears to be unbreakable with any signs of weakness quickly eroded by renewed investor optimism. Looking at the price path of the S&P 500, the reversals between 3rd Fridays have led to remarkable differentials in index volatility levels between daily, monthly and 3rd Friday observations. Overall, of our years of experience in managing option strategies, equity index option markets have historically tended to 'average out' over multi-year time periods. As one would expect, strategy indexes following different option exposure methodologies, such as every Friday or multiple Fridays, can produce markedly different results over short-term periods. Specifically, the reduced levels of 3rd Friday S&P 500 price volatility has recently heavily favored options strategy indexes that reset exposures exclusively on 3rd Fridays. Given the relatively random variation in performance across monthly and one-week putwrite indexes for different underlying exposures, we remain confident in our beliefs that thoughtfully diversified option writing strategies have the potential to provide investors with higher long-term, risk-efficient return streams than strategies that pick a specific tenor and letting things roll with 'Lady Luck'.

During the first quarter of 2022 the Fund adjusted its average option notional exposure from the strategic target of 85% S&P 500 Index and 15% Russell 2000 Index to 100% S&P 500 Index. We believe the U.S. small cap public equity universe is evolving into a less productive investment opportunity for several reasons, including:

•  Private equity capital has grown to material levels over the last two decades.

•  With increased demand to find investments, private investors are holding investments until they reach larger market capitalizations than they have in the past.

•  New investment vehicles such as Special Acquisition Corporations (SPACs) acquire or merge with smaller companies that results in the companies' dropping out of small cap indexes.

U.S. Equity Index PutWrite Strategy Fund Commentary (Unaudited)

•  Some small cap indexes are relatively concentrated in a few names.

•  Retail investors can now influence smaller company prices and create 'meme' stocks that may have an outsized effect on small cap index performance.

We believe the challenges facing public U.S. small cap equities have contributed to the erosion in the risk efficiency of a Russell 2000 Index putwrite strategy relative to a S&P 500 Index putwrite strategy. Hence, we have currently removed the Russell 2000 equity exposure from our Fund. We believe this adjustment has the potential to result in a reduction in strategy volatility levels and an overall increased level of risk efficiency. In addition, the team has been focused on alternatives to U.S. Treasuries for the strategy's collateral portfolio that can assume additional exposures to focus on creating a quarterly distribution to seek to enhance distributions.

At the end of last year, we suggested the real interest rates would be the most important stat of 2022 and inflation data and the Fed's comments have not disappointed. Which brings us to our belief that inflation or the fight against inflation will continue to promote elevated levels of equity market volatility. For the reporting period, the S&P 500 was near all-time highs with solid corporate profitability, the yield curve has inverted, and the Fed will need to be more aggressive in its policy than in previous rate cycles. We do not believe this will lead to a low equity volatility environment over the next few years. Russia's invasion of Ukraine is proving to be another short-term market concern, but we believe it has obscured what we believe is the beginning of a longer-term grind for equity markets. As we have stated in the past, we do not believe equity markets will offer negative returns in the coming years, rather we believe they won't offer double digit annualized returns as they have over the prior decade. In support of our views, the VIX futures markets seem to have a reasonable amount of skepticism about the future state of market volatility. While the VIX futures curve has been in backwardation (meaning longer-dated futures are priced lower than more near-term futures), markets continue to price volatility well above long-term averages.

Sincerely,

DEREK DEVENS AND RORY EWING
PORTFOLIO MANAGERS

1 The Cboe S&P 500 PutWrite Index (PUT) rolls a single, one-month at-the-money (ATM) put option on the S&P 500 Index on the 3rd Friday of every month. The Cboe S&P 500 One-Week PutWrite Index (WPUT) sells an at-the-money (ATM) put option on the S&P 500 Index on a weekly basis.

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

U.S. Equity Index PutWrite Strategy Fund (Unaudited)

TICKER SYMBOLS

Institutional Class	NUPIX
Class A	NUPAX
Class C	NUPCX
Class R6	NUPRX

PORTFOLIO BY INVESTMENT TYPE

(as a % of Total Net Assets)
Corporate Bonds	14.5%
U.S. Treasury Obligations	82.2
Put Options Written	(5.2)
Short-Term Investments	7.8
Other Assets Less Liabilities	0.7
Total	100.0%

PERFORMANCE HIGHLIGHTS4

		Six Month	Average Annual Total Return Ended 04/30/2022
	Inception Date	Period Ended 04/30/2022	1 Year	5 Years	Life of Fund
At NAV
Institutional Class	09/16/2016	–7.02%	–0.23%	6.35%	7.25%
Class A	09/16/2016	–7.13%	–0.56%	5.98%	6.87%
Class C	09/16/2016	–7.58%	–1.39%	5.16%	6.07%
Class R6	09/16/2016	–7.00%	–0.19%	6.42%	7.34%
With Sales Charge
Class A		–12.46%	–6.31%	4.73%	5.75%
Class C		–8.35%	–2.21%	5.16%	6.07%
Index
50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index*[1,2]		–2.65%	5.93%	3.80%	4.77%
42.5% Cboe S&P 500 One-Week PutWrite Index / 42.5% Cboe S&P 500 PutWrite Index / 7.5% Cboe Russell 2000 One-Week PutWrite Index / 7.5% Cboe Russell 2000 PutWrite Index[1,2]		–3.84%	4.14%	2.76%	3.83%
S&P 500® Index[1,2]		–9.65%	0.21%	13.66%	14.41%

*  On February 28, 2022, the Fund began comparing its performance to the 50% Cboe S&P 500 One-Week PutWrite Index/50% Cboe S&P 500 PutWrite Index rather than the 42.5% Cboe S&P 500 One-Week PutWrite Index/42.5% Cboe S&P 500 PutWrite Index/7.5% Cboe Russell 2000 One-Week PutWrite Index/7.5% Cboe Russell 2000 PutWrite Index because the 50% Cboe S&P 500 One-Week PutWrite Index/50% Cboe S&P 500 PutWrite Index has characteristics that are more representative of the Fund's investment strategy than its previous index.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2021 were 0.70%, 1.07%, 1.86% and 0.60% for Institutional Class, Class A, Class C and Class R6 shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios were 0.66%, 1.02%, 1.77% and 0.56% for Institutional Class, Class A, Class C and Class R6 shares, respectively, after expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended April 30, 2022, can be found in the Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1.00%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

Endnotes (Unaudited)

1  Please see "Glossary of Indices" on page 12 for a description of indices. Please note that individuals cannot invest directly in any index. The HFRX® Equity Hedge Index does take into account fees and expenses, but not the tax consequences, of investing since it is based on the underlying hedge funds' net returns. The other indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

2  The date used to calculate Life of Fund performance for the index is the inception date of the oldest share class.

3  During the period from August 2012 through January 2013, Neuberger Berman Commodity Strategy Fund was relatively small, which could have impacted Fund performance. The same techniques used to produce returns in a small fund may not work to produce similar returns in a larger fund.

4  The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

5  The performance information for Class R6 prior to the class's inception date is that of the Institutional Class of Neuberger Berman Global Allocation Fund. The performance information for the Institutional Class has not been adjusted to take into account differences in class specific operating expenses. The Institutional Class has higher expenses and typically lower returns than Class R6.

6  The performance information for Class C prior to the class's inception date is that of the Institutional Class of Neuberger Berman Commodity Strategy Fund. The performance information for the Institutional Class has been adjusted to reflect the appropriate sales charges applicable to Class C shares but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). The Institutional Class has lower expenses and typically higher returns than Class C.

For more complete information on any of the Neuberger Berman Alternative and Multi-Asset Class Funds, call us at (800) 877-9700, or visit our website at www.nb.com.

Glossary of Indices (Unaudited)

Bloomberg Global Aggregate Index:

The index measures global investment grade debt from twenty-four different local currency markets and includes fixed-rate treasury, government-related, corporate and securitized bonds from both developed and emerging markets issuers. The index is largely comprised of three major regional aggregate components: the Bloomberg U.S. Aggregate Bond Index, the Bloomberg Pan-European Aggregate Bond Index, and the Bloomberg Asian-Pacific Aggregate Index. In addition to securities from these three indices, the Bloomberg Global Aggregate Index also includes investment grade Eurodollar, Euro-Yen, Canadian, and 144A Index-eligible securities not already in these three indices. Effective August 24, 2021 all Bloomberg Barclays fixed income indices were rebranded as "Bloomberg indices". At the end of March 2022, all index securities with a country of risk of Russia were removed from the index at a valuation of near zero.

Bloomberg Commodity Index:

The index is a rolling index composed of exchange-traded futures contracts on physical commodities. The index relies primarily on liquidity data of futures contracts, along with U.S. dollar-adjusted production data, in determining the relative quantities of included commodities. The index is designed to be a highly liquid and diversified benchmark for commodities investments. The version of the index that is calculated on a total return basis reflects the returns on a fully collateralized investment in the underlying commodity futures contracts, combined with the returns on cash collateral invested in U.S. Treasury Bills.

Cboe Russell 2000® PutWrite Index:

The index tracks the value of a passive investment strategy, which consists of overlaying Russell 2000 (RUT) short put options over a money market account invested in one-month U.S. Treasury bills. The RUT puts are struck at-the-money and are sold on a monthly basis.

Cboe Russell 2000® One-Week PutWrite Index:

The index is designed to track the performance of a hypothetical strategy that sells an at-the-money (ATM) Russell 2000 Index put option on a weekly basis. The maturity of the written Russell 2000 put option is one week to expiry. The written Russell 2000 put option is collateralized by a money market account invested in one-month U.S. Treasury bills. The index rolls on a weekly basis, typically every Friday.

Cboe S&P 500® PutWrite Index:

The index tracks the value of a passive investment strategy, which consists of overlaying S&P 500 (SPX) short put options over a money market account invested in one- and three-months Treasury bills. The SPX puts are struck at-the-money and are sold on a monthly basis.

Cboe S&P 500® One-Week PutWrite Index:

The index is designed to track the performance of a hypothetical strategy that sells an at-the- money (ATM) S&P 500 Index (SPX) put option on a weekly basis. The maturity of the written SPX put option is one week to expiry. The written SPX put option is collateralized by a money market account invested in one-month U.S. Treasury bills. The index rolls on a weekly basis, typically every Friday.

42.5% Cboe S&P 500® One-Week PutWrite Index/42.5% Cboe S&P 500® PutWrite Index/7.5% Cboe Russell 2000® One-Week PutWrite Index/7.5% Cboe Russell 2000® PutWrite Index:	The blended index is composed of 42.5% Cboe S&P 500 One-Week PutWrite Index (described above), 42.5% Cboe S&P 500 PutWrite Index (described above), 7.5% Cboe Russell 2000 One-Week PutWrite Index (described above) and 7.5% Cboe Russell 2000 PutWrite Index (described above), and is rebalanced monthly.

Glossary of Indices (Unaudited) (cont'd)

50% Cboe S&P 500 One-Week PutWrite Index/50% Cboe S&P 500 PutWrite Index:	The blended index is composed of 50% Cboe S&P 500 One-Week PutWrite Index (described above) and 50% Cboe S&P 500 PutWrite Index (described above) and is rebalanced monthly.
HFRX® Equity Hedge Index:

The index comprises equity hedge strategies. Equity hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested, in equities, both long and short. Constituent funds are selected from an eligible pool of the more than 7,500 funds worldwide that report to the Hedge Fund Research (HFR) Database. Constituent funds must meet all of the following criteria: report monthly; report performance net of all fees; be U.S. dollar-denominated; be active and accepting new investments; have a minimum 24 month track record; and the fund's manager must have at least $50 million in assets under management. The index is rebalanced quarterly.

MSCI All Country World Index (Net):

The index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the UAE. China A shares are included starting from June 1, 2018 and are partially represented at 20% of their free float-adjusted market capitalization as of November 2019. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Effective after the close on March 9, 2022, MSCI reclassified MSCI Russia Indexes from Emerging Markets to Standalone Markets status. At that time, all Russian securities were removed from this index at a final price of 0.00001, including both locally traded Russian equity constituents and Russian ADRs/GDRs constituents.

60% MSCI All Country World Index (Net) and 40% Bloomberg Global Aggregate Index:

The blended index is composed of 60% MSCI All Country World Index (Net) (described above) and 40% Bloomberg Global Aggregate Index (described above), and is rebalanced monthly. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Russell 2000® Index:

The index is a float-adjusted market capitalization-weighted index that measures the performance of the small-cap segment of the U.S. equity market. It includes approximately 2,000 of the smallest securities in the Russell 3000 Index (which measures the performance of the 3,000 largest U.S. public companies based on total market capitalization). The index is rebalanced annually in June.

Glossary of Indices (Unaudited) (cont'd)

S&P 500® Index:	The index is a float-adjusted market capitalization-weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portion of the total value of the market.
85% S&P 500® Index/15% Russell 2000® Index:	The 85% S&P 500® Index/15% Russell 2000® Index blended index is composed of 85% S&P 500® Index (described above) and 15% Russell 2000® Index (described above), and is rebalanced monthly.

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds (if applicable); and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2022 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as sales charges (loads) (if applicable). Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

Neuberger Berman Alternative Funds
	ACTUAL					HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)
	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During the Period(1) 11/1/21 - 4/30/22		Expense Ratio	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During the Period(2) 11/1/21 - 4/30/22		Expense Ratio
Commodity Strategy Fund
Institutional Class	$1,000.00	$1,257.20	$4.09	(3)	0.73%	$1,000.00	$1,021.17	$3.66	(3)	0.73%
Class A	$1,000.00	$1,255.20	$6.09	(3)	1.09%	$1,000.00	$1,019.39	$5.46	(3)	1.09%
Class C	$1,000.00	$1,251.10	$10.33	(3)	1.85%	$1,000.00	$1,015.62	$9.25	(3)	1.85%
Global Allocation Fund
Institutional Class	$1,000.00	$911.90	$3.56		0.75%	$1,000.00	$1,021.08	$3.76		0.75%
Class A	$1,000.00	$910.40	$5.26		1.11%	$1,000.00	$1,019.29	$5.56		1.11%
Class C	$1,000.00	$906.70	$8.79		1.86%	$1,000.00	$1,015.57	$9.30		1.86%
Class R6	$1,000.00	$912.90	$3.08		0.65%	$1,000.00	$1,021.57	$3.26		0.65%
Long Short Fund
Institutional Class	$1,000.00	$940.90	$8.04	(4)	1.67%	$1,000.00	$1,016.51	$8.35	(4)	1.67%
Class A	$1,000.00	$939.60	$9.62	(4)	2.00%	$1,000.00	$1,014.88	$9.99	(4)	2.00%
Class C	$1,000.00	$935.90	$13.34	(4)	2.78%	$1,000.00	$1,011.01	$13.86	(4)	2.78%
U.S. Equity Index PutWrite Strategy Fund
Institutional Class	$1,000.00	$929.80	$3.16		0.66%	$1,000.00	$1,021.52	$3.31		0.66%
Class A	$1,000.00	$928.70	$4.83		1.01%	$1,000.00	$1,019.79	$5.06		1.01%
Class C	$1,000.00	$924.20	$8.44		1.77%	$1,000.00	$1,016.02	$8.85		1.77%
Class R6	$1,000.00	$930.00	$2.68		0.56%	$1,000.00	$1,022.02	$2.81		0.56%

(1)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown), unless otherwise indicated.

(2)  Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

(3)  Includes expenses of the Fund's subsidiary (See Note A of the Notes to Financial Statements).

(4)  Includes expenses of the Fund's blocker (See Note A of the Notes to Financial Statements).

Legend April 30, 2022 (Unaudited)

Neuberger Berman Alternative Funds

Benchmarks:

FEDL01  = US Federal Funds Effective Rate

LIBOR  = London Interbank Offered Rate

OBFR  = Overnight Bank Funding Rate

SOFR  = Secured Overnight Financing Rate

Currency Abbreviations:

USD  = United States Dollar

Counterparties:

GSI  = Goldman Sachs International

JPM  = JPMorgan Chase Bank N.A.

SSB  = State Street Bank and Trust Company

Index Periods/Payment Frequencies:

1D  = 1 Day

1M  = 1 Month

3M  = 3 Months

6M  = 6 Months

T  = Termination

Other Abbreviations:

Management
or NBIA  = Neuberger Berman Investment Advisers LLC

PIPE  = Private investment in public entity

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited) April 30, 2022

PRINCIPAL AMOUNT		VALUE
U.S. Treasury Obligations 11.0%
	U.S. Treasury Bills
$7,375,000	0.32%, due 6/2/2022	$7,372,903	(a)
20,000,000	0.47%, due 6/23/2022	19,982,948	(a)
	Total U.S. Treasury Obligations (Cost $27,359,126)	27,355,851
Asset-Backed Securities 18.8%
2,055,000	BMW Vehicle Lease Trust, Ser. 2022-1, Class A2, 0.67%, due 5/28/2024	2,037,122
	Capital One Prime Auto Receivables Trust
1,295,981	Ser. 2021-1, Class A2, 0.32%, due 2/18/2025	1,283,476
3,601,000	Ser. 2022-1, Class A2, 2.71%, due 6/16/2025	3,600,963	(b)
834,000	CNH Equipment Trust, Ser. 2021-C, Class A2, 0.33%, due 1/15/2025	823,685
570,000	DLLMT LLC, Ser. 2021-1A, Class A2, 0.60%, due 3/20/2024	563,367	(c)
622,000	DLLST LLC, Ser. 2022-1A, Class A2, 2.79%, due 1/22/2024	621,895	(b)(c)
	Ford Credit Auto Lease Trust
198,789	Ser. 2021-A, Class A2, 0.19%, due 7/15/2023	198,605
1,895,000	Ser. 2022-A, Class A2A, 2.78%, due 10/15/2024	1,895,604
1,950,000	Ford Credit Auto Owner Trust, Ser. 2022-A, Class A2, 0.73%, due 9/15/2024	1,929,494
	GM Financial Consumer Automobile Receivables Trust
122,261	Ser. 2021-1, Class A2, 0.23%, due 11/16/2023	122,146
1,963,570	Ser. 2021-4, Class A2, 0.28%, due 11/18/2024	1,946,146
650,000	Ser. 2022-1, Class A2, 0.76%, due 2/18/2025	643,615
877,000	Ser. 2022-2, Class A2, 2.52%, due 5/16/2025	874,486
1,000,000	Golden Credit Card Trust, Ser. 2017-4A, Class A, (1M USD LIBOR + 0.52%), 1.07%, due 7/15/2024	1,000,405	(c)(d)
630,000	Harley-Davidson Motorcycle Trust, Ser. 2022-A, Class A2A, 2.45%, due 5/15/2025	627,930
2,428,000	Honda Auto Receivables, Ser. 2021-4, Class A2, 0.39%, due 5/21/2024	2,404,649
1,290,000	HPEFS Equipment Trust, Ser. 2022-1A, Class A2, 1.02%, due 5/21/2029	1,270,541	(c)
1,168,591	Hyundai Auto Lease Securitization Trust, Ser. 2021-B, Class A2, 0.19%, due 10/16/2023	1,161,009	(c)
	Hyundai Auto Receivables Trust
1,255,000	Ser. 2021-C, Class A2A, 0.36%, due 10/15/2024	1,242,851
2,119,000	Ser. 2022-A, Class A2A, 1.81%, due 2/18/2025	2,104,397
1,296,000	Kubota Credit Owner Trust, Ser. 2022-1A, Class A2, 2.34%, due 4/15/2025	1,283,719	(c)
	MMAF Equipment Finance LLC
751,989	Ser. 2021-A, Class A2, 0.30%, due 4/15/2024	747,219	(c)
1,005,000	Ser. 2022-A, Class A2, 2.77%, due 2/13/2025	1,001,493	(c)
	Navient Student Loan Trust
222,193	Ser. 2017-4A, Class A2, (1M USD LIBOR + 0.50%), 1.17%, due 9/27/2066	222,296	(c)(d)
199,395	Ser. 2019-7A, Class A1, (1M USD LIBOR + 0.50%), 1.17%, due 1/25/2068	198,636	(c)(d)
237,283	Ser. 2019-4A, Class A1, (1M USD LIBOR + 0.28%), 0.95%, due 7/25/2068	237,164	(c)(d)
1,000,160	Nissan Auto Lease Trust, Ser. 2021-A, Class A2, 0.30%, due 12/15/2023	993,577
120,011	Santander Consumer Auto Receivables Trust, Ser. 2021-AA, Class A2, 0.23%, due 11/15/2023	119,930	(c)
	Santander Retail Auto Lease Trust
1,002,472	Ser. 2021-A, Class A2, 0.32%, due 2/20/2024	992,839	(c)
1,285,000	Ser. 2022-A, Class A2, 0.97%, due 3/20/2025	1,260,647	(c)
1,096,000	Ser. 2022-B, Class A2, 2.84%, due 5/20/2025	1,093,073	(c)
1,089,306	Tesla Auto Lease Trust, Ser. 2021-A, Class A2, 0.36%, due 3/20/2025	1,075,618	(c)
	Toyota Auto Receivables Owner Trust
1,620,000	Ser. 2022-A, Class A2, 0.74%, due 10/15/2024	1,604,159
800,000	Ser. 2022-B, Class A2A, 2.35%, due 1/15/2025	798,054
	Toyota Lease Owner Trust
1,967,977	Ser. 2021-B, Class A2, 0.25%, due 3/20/2024	1,944,588	(c)
658,000	Ser. 2022-A, Class A2, 1.73%, due 7/22/2024	649,416	(c)
1,434,000	Verizon Owner Trust, Ser. 2020-B, Class A, 0.47%, due 2/20/2025	1,412,323

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
	World Omni Auto Receivables Trust
$77,772	Ser. 2020-C, Class A2, 0.35%, due 12/15/2023	$77,730
747,840	Ser. 2021-B, Class A2, 0.20%, due 7/15/2024	744,472
2,007,000	Ser. 2022-A, Class A2, 1.15%, due 4/15/2025	1,985,028
	World Omni Automobile Lease Securitization Trust
398,180	Ser. 2021-A, Class A2, 0.21%, due 4/15/2024	395,087
1,555,000	Ser. 2022-A, Class A2, 2.63%, due 10/15/2024	1,551,478
	Total Asset-Backed Securities (Cost $47,085,147)	46,740,932
Corporate Bonds 50.0%
Agriculture 0.5%
1,170,000	BAT Capital Corp., (3M USD LIBOR + 0.88%), 1.39%, due 8/15/2022	1,170,696	(d)
Auto Manufacturers 0.6%
1,565,000	Toyota Motor Credit Corp., (SOFR + 0.62%), 0.90%, due 3/22/2024	1,569,950	(d)
Banks 19.0%
	Bank of America Corp.
1,775,000	(3M USD LIBOR + 0.79%), 1.37%, due 3/5/2024	1,775,285	(d)
3,015,000	(SOFR + 1.10%), 1.35%, due 4/25/2025	3,018,769	(d)
3,048,000	Bank of New York Mellon Corp., Ser. J, (SOFR + 0.20%), 0.48%, due 10/25/2024	3,019,732	(d)
2,750,000	BNP Paribas SA, 2.95%, due 5/23/2022	2,752,455	(c)
2,290,000	Capital One N.A., (3M USD LIBOR + 0.82%), 1.16%, due 8/8/2022	2,292,091	(d)
	Citigroup, Inc.
1,091,000	(3M USD LIBOR + 1.43%), 1.95%, due 9/1/2023	1,092,965	(d)
4,138,000	(3M USD LIBOR + 1.10%), 1.57%, due 5/17/2024	4,129,858	(d)
4,942,000	Goldman Sachs Group, Inc., (3M USD LIBOR + 1.60%), 2.11%, due 11/29/2023	5,000,575	(d)
5,500,000	JPMorgan Chase & Co., (SOFR + 0.58%), 0.86%, due 6/23/2025	5,435,058	(d)
1,155,000	Lloyds Banking Group PLC, 2.91%, due 11/7/2023	1,153,024	(e)
	Morgan Stanley
215,000	0.56%, due 11/10/2023	212,048	(e)
5,034,000	(SOFR + 0.63%), 0.90%, due 1/24/2025	4,984,916	(d)
270,000	Royal Bank of Canada, (3M USD LIBOR + 0.36%), 1.40%, due 1/17/2023	269,891	(d)
875,000	Toronto-Dominion Bank, (SOFR + 0.48%), 0.76%, due 1/27/2023	874,869	(d)
	Truist Bank
2,045,000	(SOFR + 0.73%), 0.99%, due 3/9/2023	2,049,417	(d)
1,980,000	(SOFR + 0.20%), 0.48%, due 1/17/2024	1,964,695	(d)
1,185,000	U.S. Bank N.A., (3M USD LIBOR + 0.40%), 1.04%, due 12/9/2022	1,185,285	(d)
5,435,000	Wells Fargo & Co., (3M USD LIBOR + 1.23%), 2.47%, due 10/31/2023	5,456,086	(d)
640,000	Westpac Banking Corp., (3M USD LIBOR + 0.39%), 1.41%, due 1/13/2023	640,402	(d)
		47,307,421
Computers 1.9%
4,750,000	IBM Corp., 2.85%, due 5/13/2022	4,752,713
Cosmetics — Personal Care 0.3%
720,000	GSK Consumer Healthcare Capital U.S. LLC, (SOFR + 0.89%), 1.17%, due 3/24/2024	720,774	(c)(d)

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
Diversified Financial Services 2.1%
	American Express Co.
$1,705,000	(3M USD LIBOR + 0.61%), 1.90%, due 8/1/2022	$1,706,016	(d)
2,325,000	(SOFR + 0.93%), 1.18%, due 3/4/2025	2,340,584	(d)
1,175,000	Capital One Financial Corp., (3M USD LIBOR + 0.72%), 1.96%, due 1/30/2023	1,173,811	(d)
		5,220,411
Electric 5.9%
1,855,000	Duke Energy Corp., (SOFR + 0.25%), 0.51%, due 6/10/2023	1,847,965	(d)
2,745,000	Florida Power & Light Co., (SOFR + 0.25%), 0.44%, due 5/10/2023	2,737,031	(d)
	National Rural Utilities Cooperative Finance Corp.
1,040,000	(SOFR + 0.40%), 0.58%, due 8/7/2023	1,038,630	(d)
2,220,000	Ser. D, (SOFR + 0.33%), 0.61%, due 10/18/2024	2,211,786	(d)
2,000,000	NextEra Energy Capital Holdings, Inc., (SOFR + 0.40%), 0.68%, due 11/3/2023	1,989,052	(d)
3,767,000	PPL Electric Utilities Corp., (SOFR + 0.33%), 0.61%, due 6/24/2024	3,745,037	(d)
1,102,000	Southern California Edison Co., (SOFR + 0.47%), 0.71%, due 12/2/2022	1,101,596	(d)
		14,671,097
Entertainment 0.5%
1,190,000	Magallanes, Inc., (SOFR + 1.78%), 2.05%, due 3/15/2024	1,200,861	(c)(d)
Gas 0.7%
565,000	Atmos Energy Corp., (3M USD LIBOR + 0.38%), 1.02%, due 3/9/2023	565,288	(d)
601,000	CenterPoint Energy Resources Corp., (3M USD LIBOR + 0.50%), 1.00%, due 3/2/2023	599,791	(d)
585,000	Southern California Gas Co., (3M USD LIBOR + 0.35%), 1.15%, due 9/14/2023	581,827	(d)
		1,746,906
Healthcare — Products 2.3%
2,000,000	Baxter Int'l, Inc., (SOFR + 0.26%), 0.49%, due 12/1/2023	1,990,814	(c)(d)
	Thermo Fisher Scientific, Inc.
1,995,000	(SOFR + 0.35%), 0.63%, due 4/18/2023	1,991,919	(d)
1,755,000	(SOFR + 0.39%), 0.67%, due 10/18/2023	1,750,142	(d)
		5,732,875
Healthcare — Services 1.2%
2,845,000	Roche Holdings, Inc., (SOFR + 0.56%), 0.82%, due 3/10/2025	2,853,390	(c)(d)
Insurance 1.0%
1,025,000	New York Life Global Funding, (3M USD LIBOR + 0.44%), 1.45%, due 7/12/2022	1,025,229	(c)(d)
1,356,000	Protective Life Global Funding, (SOFR + 0.98%), 1.26%, due 3/28/2025	1,365,470	(c)(d)
		2,390,699
Machinery — Construction & Mining 0.6%
	Caterpillar Financial Services Corp.
240,000	0.95%, due 5/13/2022	239,965
605,000	(SOFR + 0.15%), 0.35%, due 11/17/2022	604,434	(d)
679,000	(SOFR + 0.27%), 0.54%, due 9/13/2024	673,796	(d)
		1,518,195

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
Machinery — Diversified 1.7%
	John Deere Capital Corp.
$955,000	(3M USD LIBOR + 0.55%), 1.13%, due 6/7/2023	$958,493	(d)
2,323,000	(SOFR + 0.12%), 0.40%, due 7/10/2023	2,314,786	(d)
605,000	(SOFR + 0.20%), 0.48%, due 10/11/2024	605,096	(d)
398,000	(SOFR + 0.56%), 0.80%, due 3/7/2025	399,575	(d)
		4,277,950
Media 1.3%
2,504,000	Comcast Cable Communications Holdings, Inc., 9.46%, due 11/15/2022	2,595,777
645,000	Comcast Corp., (3M USD LIBOR + 0.63%), 1.67%, due 4/15/2024	648,152	(d)
		3,243,929
Miscellaneous Manufacturer 1.1%
	General Electric Capital Corp.
2,255,000	(3M USD LIBOR + 1.00%), 1.83%, due 3/15/2023	2,258,096	(d)
580,000	(3M USD LIBOR + 1.00%), 2.04%, due 4/15/2023	581,690	(d)
		2,839,786
Pharmaceuticals 1.9%
2,060,000	AbbVie, Inc., (3M USD LIBOR + 0.65%), 1.13%, due 11/21/2022	2,062,451	(d)
830,000	AstraZeneca PLC, (3M USD LIBOR + 0.62%), 1.32%, due 6/10/2022	830,786	(d)
1,810,000	Bristol-Myers Squibb Co., (3M USD LIBOR + 0.38%), 0.84%, due 5/16/2022	1,810,008	(d)
		4,703,245
Pipelines 1.9%
3,040,000	Enbridge, Inc., (SOFR + 0.63%), 0.83%, due 2/16/2024	3,043,743	(d)
1,670,000	Kinder Morgan Energy Partners L.P., 3.95%, due 9/1/2022	1,671,262
		4,715,005
REITS 1.6%
4,090,000	Simon Property Group L.P., (SOFR + 0.43%), 0.71%, due 1/11/2024	4,079,596	(d)
Retail 0.8%
1,990,000	Starbucks Corp., (SOFR + 0.42%), 0.61%, due 2/14/2024	1,991,866	(d)
Semiconductor 0.6%
1,397,000	Analog Devices, Inc., (SOFR + 0.25%), 0.53%, due 10/1/2024	1,390,358	(d)
Telecommunications 2.5%
	AT&T, Inc.
455,000	(3M USD LIBOR + 0.89%), 1.28%, due 2/15/2023	456,716	(d)
3,189,000	(SOFR + 0.64%), 0.92%, due 3/25/2024	3,185,942	(d)
2,605,000	Verizon Communications, Inc., (SOFR + 0.50%), 0.78%, due 3/22/2024	2,600,166	(d)
		6,242,824
	Total Corporate Bonds (Cost $124,636,508)	124,340,547

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Short-Term Investments 12.1%
Investment Companies 12.1%
30,230,861	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.29%(f) (Cost $30,230,861)	$30,230,861	(g)
	Total Investments 91.9% (Cost $229,311,642)	228,668,191
	Other Assets Less Liabilities 8.1%	20,241,863	(h)
	Net Assets 100.0%	$248,910,054

(a)  Rate shown was the discount rate at the date of purchase.

(b)  When-issued security. Total value of all such securities at April 30, 2022 amounted to $4,222,858, which represents 1.7% of net assets of the Fund.

(c)  Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2022, these securities amounted to $27,352,848, which represents 11.0% of net assets of the Fund.

(d)  Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2022 and changes periodically.

(e)  Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(f)  Represents 7-day effective yield as of April 30, 2022.

(g)  All or a portion of this security is segregated in connection with obligations for when-issued securities and/or futures with a total value of $30,230,861.

(h)  Includes the impact of the Fund's open positions in derivatives at April 30, 2022.

Derivative Instruments

Futures contracts ("futures")

At April 30, 2022, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5/2022	6	Bitcoin	$1,148,550	$(32,600)
5/2022	113	Lead	6,381,675	(260,608)
5/2022	95	Nickel	18,095,790	2,939,352
5/2022	328	Primary Aluminum	24,891,100	(1,954,020)

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited) (cont'd)

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5/2022	217	Zinc	$22,466,281	$846,559
6/2022	187	Gold 100 Oz.	35,748,790	(1,301,074)
6/2022	3	Palladium	692,100	(81,800)
7/2022	419	Corn	17,042,825	3,913,953
7/2022	125	Low Sulphur Gasoil	13,746,875	3,845,176
7/2022	118	New York Harbor ULSD	18,324,810	4,095,172
7/2022	47	Platinum	2,208,060	(337,622)
7/2022	79	Silver	9,118,575	(650,707)
7/2022	96	Soybean	8,086,800	895,493
7/2022	240	Soybean Meal	10,375,200	106,560
7/2022	130	Soybean Oil	6,566,040	821,855
8/2022	41	Cattle Feeder	3,449,638	(107,281)
8/2022	109	Lead	6,162,588	(462,556)
8/2022	103	Natural Gas	7,574,620	1,534,106
8/2022	288	Primary Aluminum	21,981,600	(1,504,572)
8/2022	141	RBOB Gasoline	19,371,454	1,416,757
8/2022	139	WTI Crude Oil	14,022,320	239,352
8/2022	196	Zinc	20,093,675	(1,735,800)
9/2022	155	Brent Crude Oil	16,039,400	2,536,178
9/2022	111	Cocoa	2,857,140	(71,431)
9/2022	36	Coffee 'C'	2,995,650	(60,004)
9/2022	129	Copper	14,233,538	(1,176,729)
9/2022	136	Hard Red Winter Wheat	7,541,200	158,511
9/2022	62	Nickel	11,827,926	(748,045)
9/2022	120	Wheat	6,349,500	83,334
10/2022	195	Lean Hogs	7,289,100	(275,400)
10/2022	90	Live Cattle	5,129,100	(11,421)
10/2022	210	Sugar 11	4,527,600	(59,069)
12/2022	138	Cotton No. 2	8,422,830	462,394
Total Long Positions			$374,762,350	$13,064,013

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited) (cont'd)

Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5/2022	113	Lead	$(6,381,675)	$524,707
5/2022	95	Nickel	(18,095,790)	1,016,145
5/2022	328	Primary Aluminum	(24,891,100)	1,956,658
5/2022	217	Zinc	(22,466,281)	1,585,139
8/2022	50	Lead	(2,826,875)	222,500
9/2022	36	Nickel	(6,867,828)	238,683
8/2022	160	Primary Aluminum	(12,212,000)	663,988
8/2022	91	Zinc	(9,329,206)	725,156
Total Short Positions			$(103,070,755)	$6,932,976
Total Futures				$19,996,989

At April 30, 2022, the Fund had $4,147,789 deposited in a segregated account to cover margin requirements on open futures.

For the six months ended April 30, 2022, the average notional value for the months where the Fund had futures outstanding was $269,581,763 for long positions and $(55,644,737) for short positions.

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund's investments as of April 30, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$27,355,851	$—	$27,355,851
Asset-Backed Securities	—	46,740,932	—	46,740,932
Corporate Bonds(a)	—	124,340,547	—	124,340,547
Short-Term Investments	—	30,230,861	—	30,230,861
Total Investments	$—	$228,668,191	$—	$228,668,191

(a)  The Consolidated Schedule of Investments provides information on the industry or sector categorization.

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2022:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$30,827,728	$—	$—	$30,827,728
Liabilities	(10,830,739)	—	—	(10,830,739)
Total	$19,996,989	$—	$—	$19,996,989

(a)  Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited)
April 30, 2022

NUMBER OF SHARES		VALUE
Common Stocks 60.1%
Australia 1.4%
1,253	APA Group	$10,068	(a)
492	Aristocrat Leisure Ltd.	11,416
188	ASX Ltd.	11,366
1,060	Dexus	8,288
1,816	Fortescue Metals Group Ltd.	27,445
401	Rio Tinto PLC	28,333
472	Sonic Healthcare Ltd.	12,190
3,050	Telstra Corp. Ltd.	8,658
552	Woodside Petroleum Ltd.	12,009
		129,773
Austria 0.0%(b)
422	Telekom Austria AG	3,009	*
Brazil 0.2%
18	MercadoLibre, Inc.	17,525	*
Canada 2.1%
408	Alimentation Couche-Tard, Inc.	18,163
454	Bank of Nova Scotia	28,750
50	Canadian Tire Corp. Ltd. Class A	6,887
35	George Weston Ltd.	4,354
195	Gildan Activewear, Inc.	6,608
307	Great-West Lifeco, Inc.	8,469
284	Hydro One Ltd.	7,678	(c)
92	Loblaw Cos. Ltd.	8,416
632	Manulife Financial Corp.	12,358
245	Metro, Inc.	13,466
120	Nutrien Ltd.	11,792
458	Power Corp. of Canada	13,476
202	Rogers Communications, Inc. Class B	11,004
41	Royal Bank of Canada	4,141
92	TELUS Corp.	2,302
341	Toronto-Dominion Bank	24,630
47	Tourmaline Oil Corp.	2,421
89	West Fraser Timber Co. Ltd.	7,822
		192,737
Chile 0.1%
399	Antofagasta PLC	7,638
China 0.2%
1,844	BOC Hong Kong Holdings Ltd.	6,675
42	NXP Semiconductors NV	7,178
		13,853
Denmark 0.6%
9	AP Moeller - Maersk A/S Class B	26,048
218	Novo Nordisk A/S Class B	24,901
		50,949
Finland 0.4%
140	Elisa OYJ	8,207
3,222	Nordea Bank Abp	32,124
		40,331
NUMBER OF SHARES		VALUE
France 2.0%
292	Bureau Veritas SA	$8,388
154	Capgemini SE	31,351
395	Cie de Saint-Gobain	23,044
58	Cie Generale des Etablissements Michelin SCA	7,184
84	Eiffage SA	8,295
76	Kering SA	40,437
216	Klepierre SA	5,170	*
135	Publicis Groupe SA	8,105
49	Sanofi	5,179
431	Societe Generale SA	10,359
690	TotalEnergies SE	33,881
		181,393
Germany 1.2%
94	Allianz SE	21,210
86	Deutsche Post AG	3,674
150	GEA Group AG	5,839
376	Mercedes-Benz Group AG	26,245
128	Merck KGaA	23,748
258	SAP SE	26,147
		106,863
Hong Kong 0.4%
258	CK Asset Holdings Ltd.	1,749
300	Hong Kong Exchanges & Clearing Ltd.	12,726
2,000	Link REIT	17,275
		31,750
Ireland 0.1%
325	CRH PLC	12,846
Israel 0.2%
1,400	Bank Leumi Le-Israel BM	14,693
Italy 0.2%
1,086	Assicurazioni Generali SpA	20,561
Japan 3.7%
1,800	Astellas Pharma, Inc.	27,406
200	Bridgestone Corp.	7,331
800	Canon, Inc.	18,407
200	Dai Nippon Printing Co. Ltd.	4,180
1,800	Daiwa Securities Group, Inc.	8,822
343	FUJIFILM Holdings Corp.	18,855
500	Honda Motor Co. Ltd.	13,152
1,000	Inpex Corp.	11,898
206	Kajima Corp.	2,296
753	KDDI Corp.	24,935
300	MEIJI Holdings Co. Ltd.	14,954
900	Mitsubishi Chemical Holdings Corp.	5,488
900	Mitsubishi Electric Corp.	9,427
1,088	Mitsui & Co. Ltd.	26,347
100	Murata Manufacturing Co. Ltd.	5,961
700	Nippon Telegraph & Telephone Corp.	20,628
200	Nippon Yusen KK	14,429
946	ORIX Corp.	17,254
745	Sekisui House Ltd.	12,939

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
183	Taisei Corp.	$4,957
1,000	Takeda Pharmaceutical Co. Ltd.	29,016
1,195	Toyota Motor Corp.	20,475
100	Trend Micro, Inc.	5,576
300	Yamaha Motor Co. Ltd.	6,194
		330,927
Netherlands 0.8%
1,615	Koninklijke Ahold Delhaize NV	47,636
1,307	Koninklijke KPN NV	4,510
224	Wolters Kluwer NV	22,620
		74,766
New Zealand 0.1%
1,871	Spark New Zealand Ltd.	5,917
Norway 0.4%
997	Equinor ASA	33,698
Singapore 0.2%
980	Singapore Exchange Ltd.	6,896
380	STMicroelectronics NV	14,040
		20,936
South Africa 0.5%
998	Anglo American PLC	44,202
Spain 0.6%
3,869	Banco Bilbao Vizcaya Argentaria SA	20,302
415	Endesa SA	8,697
469	Iberdrola SA	5,389
223	Naturgy Energy Group SA	6,708
562	Red Electrica Corp. SA	11,316
		52,412
Sweden 0.3%
1,590	Ericsson LM, B Shares	12,684
720	Skandinaviska Enskilda Banken AB Class A	8,074
954	Svenska Handelsbanken AB, A Shares	9,622
		30,380
Switzerland 1.8%
327	ABB Ltd.	9,811
4	Baloise Holding AG	696
2	Chocoladefabriken Lindt & Spruengli AG	22,430
53	Kuehne & Nagel International AG	14,826
106	Nestle SA	13,684
190	Roche Holding AG	70,455
76	Swiss Prime Site AG	7,428
3	Swisscom AG	1,774
138	TE Connectivity Ltd.	17,220
		158,324
United Kingdom 2.0%
1,451	BAE Systems PLC	13,402
2,178	Barclays PLC	4,004
2,280	Kingfisher PLC	7,190
700	Land Securities Group PLC	6,565
479	Liberty Global PLC Class C	11,352	*
NUMBER OF SHARES		VALUE
115	Linde PLC	$35,875
22,066	Lloyds Banking Group PLC	12,533
5,235	NatWest Group plc	14,044
309	Persimmon PLC	8,048
1,332	RELX PLC	39,681
556	Sage Group PLC	5,102
138	Schroders PLC	4,872
309	SSE PLC	7,177
3,192	Tesco PLC	10,844
		180,689
United States 40.6%
168	3M Co.	24,229
60	Abbott Laboratories	6,810
276	AbbVie, Inc.	40,539
238	Accenture PLC Class A	71,486
24	Adobe, Inc.	9,503	*
341	Aflac, Inc.	19,533
299	Agilent Technologies, Inc.	35,662
132	Allstate Corp.	16,703
73	Alphabet, Inc. Class A	166,600	*
26	Amazon.com, Inc.	64,626	*
95	American Express Co.	16,597
48	Ameriprise Financial, Inc.	12,744
27	Amgen, Inc.	6,296
93	Anthem, Inc.	46,680
1,767	Apple, Inc.	278,568
313	Applied Materials, Inc.	34,540
197	Archer-Daniels-Midland Co.	17,643
56	Becton, Dickinson & Co.	13,843
86	Berkshire Hathaway, Inc. Class B	27,763	*
17	BlackRock, Inc.	10,620
201	Blackstone, Inc.	20,416
19	Booking Holdings, Inc.	41,996	*
393	Bristol-Myers Squibb Co.	29,581
67	Broadcom, Inc.	37,144
156	Carlyle Group, Inc.	5,661
338	CBRE Group, Inc. Class A	28,068	*
71	Celanese Corp.	10,433
300	Cerner Corp.	28,092
61	Chevron Corp.	9,557
27	Chipotle Mexican Grill, Inc.	39,301	*
108	Chubb Ltd.	22,297
890	Cisco Systems, Inc.	43,592
622	Citigroup, Inc.	29,987
869	Coca-Cola Co.	56,146
382	Cognizant Technology Solutions Corp. Class A	30,904
228	Colgate-Palmolive Co.	17,567
1,440	Comcast Corp. Class A	57,254
564	ConocoPhillips	53,873
180	Consolidated Edison, Inc.	16,693
1,032	CSX Corp.	35,439
377	CVS Health Corp.	36,241
173	D.R. Horton, Inc.	12,039
647	Devon Energy Corp.	37,636
71	Dominion Energy, Inc.	5,796
136	Dover Corp.	18,129
25	Duke Energy Corp.	2,754
136	Eastman Chemical Co.	13,963
See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
283	Electronic Arts, Inc.	$33,408
447	Emerson Electric Co.	40,310
61	EOG Resources, Inc.	7,122
126	Etsy, Inc.	11,742	*
147	Exelon Corp.	6,877
82	Extra Space Storage, Inc.	15,580
192	Ferguson PLC	24,086
601	General Mills, Inc.	42,509
97	Genuine Parts Co.	12,615
530	Gilead Sciences, Inc.	31,450
160	Goldman Sachs Group, Inc.	48,878
188	Hartford Financial Services Group, Inc.	13,147
189	Hologic, Inc.	13,606	*
5	Illinois Tool Works, Inc.	986
377	Intel Corp.	16,433
379	Interpublic Group of Cos., Inc.	12,363
69	Intuit, Inc.	28,894
341	JPMorgan Chase & Co.	40,702
210	Kellogg Co.	14,385
100	KLA Corp.	31,926
15	L3Harris Technologies, Inc.	3,484
50	Lam Research Corp.	23,288
275	LKQ Corp.	13,648
23	Lockheed Martin Corp.	9,939
166	Marsh & McLennan Cos., Inc.	26,842
39	MasterCard, Inc. Class A	14,172
34	Medtronic PLC	3,548
555	Merck & Co., Inc.	49,223
379	MGM Resorts International	15,554
887	Microsoft Corp.	246,160
174	Morgan Stanley	14,023
114	Motorola Solutions, Inc.	24,361
530	NIKE, Inc. Class B	66,091
99	Nucor Corp.	15,323
109	NVIDIA Corp.	20,216
217	Omnicom Group, Inc.	16,520
376	ONEOK, Inc.	23,812
23	Oracle Corp.	1,688
76	Parker-Hannifin Corp.	20,582
NUMBER OF SHARES		VALUE
89	PepsiCo, Inc.	$15,282
82	Pioneer Natural Resources Co.	19,063
588	Procter & Gamble Co.	94,403
237	Prologis, Inc.	37,989
224	Prudential Financial, Inc.	24,306
487	Public Service Enterprise Group, Inc.	33,924
97	Public Storage	36,036
186	QUALCOMM, Inc.	25,982
138	Quest Diagnostics, Inc.	18,470
43	Reliance Steel & Aluminum Co.	8,525
143	ResMed Inc.	28,596
108	Robert Half International, Inc.	10,618
17	S&P Global, Inc.	6,401
124	Sealed Air Corp.	7,962
154	Sempra Energy	24,849
53	Snap-on, Inc.	11,262
72	Southern Co.	5,284
127	Steel Dynamics, Inc.	10,890
69	STERIS PLC	15,459
221	T. Rowe Price Group, Inc.	27,192
128	Tesla, Inc.	111,457	*
385	Texas Instruments, Inc.	65,546
76	Thermo Fisher Scientific, Inc.	42,022
47	Tractor Supply Co.	9,468
78	Trane Technologies PLC	10,911
203	UGI Corp.	6,963
52	Ulta Beauty, Inc.	20,634	*
238	Union Pacific Corp.	55,761
153	United Parcel Service, Inc. Class B	27,537
114	UnitedHealth Group, Inc.	57,975
390	Verizon Communications, Inc.	18,057
105	Visa, Inc. Class A	22,379
39	W.W. Grainger, Inc.	19,501
10	Walmart, Inc.	1,530
72	West Pharmaceutical Services, Inc.	22,684
		3,671,955
Total Common Stocks (Cost $5,160,556)		5,428,127
PRINCIPAL AMOUNT		VALUE
U.S. Treasury Obligations 7.8%
$5,000	U.S. Treasury Bill, 0.09%, due 6/16/2022	4,997	(d)
	U.S. Treasury Bonds
15,000	3.50%, due 2/15/2039	15,962
110,000	2.25%, due 5/15/2041-2/15/2052	94,504
20,000	1.75%, due 8/15/2041	15,844
35,000	3.13%, due 11/15/2041-8/15/2044	34,614
180,000	2.38%, due 2/15/2042-5/15/2051	158,502
85,000	3.63%, due 8/15/2043-2/15/2044	90,659
150,000	3.00%, due 11/15/2044-2/15/2048	145,344
15,000	2.50%, due 2/15/2045	13,278
50,000	2.88%, due 8/15/2045	47,369
15,000	2.75%, due 8/15/2047-11/15/2047	14,018
10,000	1.25%, due 5/15/2050	6,666
5,000	1.63%, due 11/15/2050	3,675

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
$20,000	1.88%, due 2/15/2051-11/15/2051	$15,685
	U.S. Treasury Notes
20,000	1.38%, due 11/15/2031	17,466
25,000	1.88%, due 2/15/2032	22,828
	Total U.S. Treasury Obligations (Cost $821,407)	701,411
U.S. Government Agency Securities 0.3%
20,000	Fannie Mae Principal Strip, 0.00%, due 7/15/2037	11,761	(l)
10,000	Federal Home Loan Bank, 5.50%, due 7/15/2036	12,192
	Total U.S. Government Agency Securities (Cost $25,463)	23,953
Corporate Bonds 8.9%
Belgium 0.2%
15,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 2/1/2046	14,785
5,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 4/15/2048	4,708
		19,493
Canada 0.1%
5,000	Canadian Natural Resources Ltd., 4.95%, due 6/1/2047	4,993
	Rogers Communications, Inc.
5,000	4.35%, due 5/1/2049	4,415
5,000	4.50%, due 3/15/2042	4,552	(e)
		13,960
France 0.0%(b)
5,000	Total Capital Int'l SA, 3.13%, due 5/29/2050	3,958
Ireland 0.0%(b)
5,000	AerCap Ireland Capital Designated Activity Co./AerCap Global Aviation Trust, 3.85%, due 10/29/2041	3,864
Mexico 0.1%
5,000	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	4,831	(e)
Netherlands 0.1%
5,000	Shell Int'l Finance BV, 4.00%, due 5/10/2046	4,644
Supranational 0.1%
5,000	Asian Development Bank, 3.13%, due 4/27/2032	4,998
United Kingdom 0.5%
10,000	AstraZeneca PLC, 2.13%, due 8/6/2050	6,839
	BAT Capital Corp.
10,000	2.73%, due 3/25/2031	8,208
5,000	4.54%, due 8/15/2047	3,964

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
$10,000	BP Capital Markets PLC, 4.88%, due 3/22/2030	$9,587	(f)(g)
15,000	Natwest Group PLC, 3.03%, due 11/28/2035	12,574	(g)
10,000	Vodafone Group PLC, 4.25%, due 9/17/2050	8,695
		49,867
United States 7.8%
	AbbVie, Inc.
10,000	4.05%, due 11/21/2039	9,151
10,000	4.45%, due 5/14/2046	9,412
5,000	Allstate Corp., 4.20%, due 12/15/2046	4,770
10,000	Altria Group, Inc., 3.88%, due 9/16/2046	7,527
5,000	American Int'l Group, Inc., 4.75%, due 4/1/2048	5,125
5,000	American Water Capital Corp., 4.15%, due 6/1/2049	4,648
10,000	Amgen, Inc., 4.40%, due 5/1/2045	9,294
10,000	Analog Devices, Inc., 2.95%, due 10/1/2051	7,837
10,000	Appalachian Power Co., Ser. Z, 3.70%, due 5/1/2050	8,351
10,000	Apple, Inc., 3.75%, due 11/13/2047	9,387
5,000	Aqua America, Inc., 4.28%, due 5/1/2049	4,633
	AT&T, Inc.
10,000	3.50%, due 6/1/2041	8,310
10,000	3.65%, due 6/1/2051	8,105
10,000	Baltimore Gas and Electric Co., 2.90%, due 6/15/2050	7,608
	Bank of America Corp.
5,000	2.97%, due 7/21/2052	3,698	(g)
10,000	4.08%, due 3/20/2051	8,981	(g)
10,000	4.24%, due 4/24/2038	9,483	(g)
5,000	Berkshire Hathaway Finance Corp., 4.25%, due 1/15/2049	4,839
	Boeing Co.
10,000	3.25%, due 2/1/2035	8,009
5,000	5.81%, due 5/1/2050	5,000	(h)
5,000	BP Capital Markets America, Inc., 2.77%, due 11/10/2050	3,608
5,000	Bristol-Myers Squibb Co., 4.25%, due 10/26/2049	4,801
10,000	Broadcom, Inc., 3.75%, due 2/15/2051	7,659	(e)
5,000	Burlington Northern Santa Fe LLC, 4.38%, due 9/1/2042	4,874
10,000	Capital One Financial Corp., 2.36%, due 7/29/2032	8,049	(g)
10,000	Carrier Global Corp., 2.70%, due 2/15/2031	8,711
10,000	CDW LLC/CDW Finance Corp., 3.57%, due 12/1/2031	8,755
15,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 3/1/2050	12,289
10,000	Cigna Corp., 4.80%, due 8/15/2038	9,972
5,000	Coca-Cola Co., 2.50%, due 3/15/2051	3,690
	Comcast Corp.
10,000	4.00%, due 8/15/2047	9,027
10,000	4.65%, due 7/15/2042	9,886
5,000	Commonwealth Edison Co., 3.70%, due 3/1/2045	4,401
5,000	Constellation Brands, Inc., 3.75%, due 5/1/2050	4,175
5,000	Corebridge Financial, Inc., 3.90%, due 4/5/2032	4,693	(e)
	Crown Castle Int'l Corp.
5,000	2.90%, due 4/1/2041	3,728
5,000	5.20%, due 2/15/2049	4,973
	CVS Health Corp.
10,000	2.70%, due 8/21/2040	7,543
10,000	5.05%, due 3/25/2048	10,060
5,000	Diamondback Energy, Inc., 4.40%, due 3/24/2051	4,489

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
	Discovery Communications LLC
$5,000	4.00%, due 9/15/2055	$3,750
5,000	4.65%, due 5/15/2050	4,301
	Duke Energy Corp.
5,000	3.50%, due 6/15/2051	3,918
5,000	3.75%, due 9/1/2046	4,142
10,000	Duke Energy Progress LLC, 2.50%, due 8/15/2050	7,147
5,000	Emerson Electric Co., 2.80%, due 12/21/2051	3,806
5,000	Entergy Texas, Inc., 3.55%, due 9/30/2049	4,169
10,000	Enterprise Products Operating LLC, 3.20%, due 2/15/2052	7,333
5,000	Exelon Corp., 4.70%, due 4/15/2050	4,859
10,000	Exxon Mobil Corp., 4.23%, due 3/19/2040	9,786
5,000	Fox Corp., 5.48%, due 1/25/2039	5,176
5,000	Freeport-McMoRan, Inc., 5.45%, due 3/15/2043	4,998
5,000	General Electric Capital Corp., 5.88%, due 1/14/2038	5,512
5,000	General Motors Co., 5.00%, due 4/1/2035	4,732
5,000	Gilead Sciences, Inc., 4.75%, due 3/1/2046	4,951
15,000	Goldman Sachs Group, Inc., 4.02%, due 10/31/2038	13,706	(g)
5,000	HCA, Inc., 5.25%, due 6/15/2049	4,766
5,000	Home Depot, Inc., 3.35%, due 4/15/2050	4,200
5,000	Jackson Financial, Inc., 4.00%, due 11/23/2051	3,912	(e)
	JPMorgan Chase & Co.
5,000	3.33%, due 4/22/2052	3,988	(g)
5,000	4.03%, due 7/24/2048	4,481	(g)
10,000	5.40%, due 1/6/2042	10,675
10,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	10,056
5,000	Kraft Heinz Foods Co., 5.20%, due 7/15/2045	4,891
5,000	Lockheed Martin Corp., 2.80%, due 6/15/2050	3,864
5,000	Lowe's Cos., Inc., 3.00%, due 10/15/2050	3,702
5,000	LYB Int'l Finance III LLC, 4.20%, due 5/1/2050	4,357
5,000	Magallanes, Inc., 5.39%, due 3/15/2062	4,438	(e)
5,000	Magellan Midstream Partners L.P., 3.95%, due 3/1/2050	4,172
5,000	Masco Corp., 4.50%, due 5/15/2047	4,592
10,000	McDonald's Corp., 3.63%, due 9/1/2049	8,362
10,000	Merck & Co., Inc., 2.90%, due 12/10/2061	7,318
5,000	MetLife, Inc., 4.88%, due 11/13/2043	5,126
10,000	Micron Technology, Inc., 3.48%, due 11/1/2051	7,632
10,000	Microsoft Corp., 2.68%, due 6/1/2060	7,326
5,000	MidAmerican Energy Co., 4.25%, due 5/1/2046	4,828
	Morgan Stanley
5,000	4.30%, due 1/27/2045	4,718
10,000	4.38%, due 1/22/2047	9,591
5,000	MPLX L.P., 5.50%, due 2/15/2049	4,887
10,000	Nevada Power Co., Ser. EE, 3.13%, due 8/1/2050	7,746
5,000	Norfolk Southern Corp., 3.94%, due 11/1/2047	4,510
5,000	Oglethorpe Power Corp., 4.50%, due 4/1/2047	4,583	(e)
	Oracle Corp.
5,000	3.60%, due 4/1/2050	3,597
5,000	3.95%, due 3/25/2051	3,798
10,000	4.00%, due 7/15/2046	7,836
	Pacific Gas and Electric Co.
10,000	3.50%, due 8/1/2050	6,971
5,000	4.30%, due 3/15/2045	3,874
10,000	Paramount Global, 4.20%, due 5/19/2032	9,226
10,000	Pfizer, Inc., 2.70%, due 5/28/2050	7,819
5,000	Public Service Co. of Colorado, 4.05%, due 9/15/2049	4,752
5,000	Raytheon Technologies Corp., 4.35%, due 4/15/2047	4,821

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
$10,000	Royalty Pharma PLC, 2.20%, due 9/2/2030	$8,344
10,000	salesforce.com, Inc., 2.70%, due 7/15/2041	7,941
	Southern California Edison Co.
5,000	Ser. 20A, 2.95%, due 2/1/2051	3,597
5,000	Ser. B, 4.88%, due 3/1/2049	4,841
10,000	Southwestern Public Service Co., 3.15%, due 5/1/2050	8,011
10,000	Starbucks Corp., 3.50%, due 11/15/2050	7,981
5,000	Sysco Corp., 6.60%, due 4/1/2050	5,944	(h)
	T-Mobile USA, Inc.
10,000	4.38%, due 4/15/2040	9,210
5,000	4.50%, due 4/15/2050	4,557
5,000	Union Pacific Corp., 3.80%, due 10/1/2051	4,480
5,000	United Technologies Corp., 4.50%, due 6/1/2042	4,954
5,000	UnitedHealth Group, Inc., 4.20%, due 1/15/2047	4,831
10,000	Upjohn, Inc., 3.85%, due 6/22/2040	7,786
	Verizon Communications, Inc.
5,000	3.40%, due 3/22/2041	4,203
5,000	3.70%, due 3/22/2061	4,020
10,000	4.13%, due 8/15/2046	9,074
5,000	Virginia Electric and Power Co., 2.45%, due 12/15/2050	3,493
10,000	Walmart, Inc., 2.50%, due 9/22/2041	8,024
5,000	Walt Disney Co., 4.70%, due 3/23/2050	5,095
	Wells Fargo & Co.
10,000	3.07%, due 4/30/2041	8,038	(g)
5,000	5.01%, due 4/4/2051	5,200	(g)
		702,876
	Total Corporate Bonds (Cost $1,018,931)	808,491
NUMBER OF SHARES
Exchange-Traded Funds 19.8%
5,470	Invesco DB Commodity Index Tracking Fund	150,589	*
2,595	iShares Broad USD High Yield Corporate Bond ETF	96,119
30,309	iShares Core International Aggregate Bond ETF	1,543,637
	Total Exchange-Traded Funds (Cost $1,909,788)	1,790,345
Short-Term Investments 1.8%
Investment Companies 1.8%
164,680	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.29%(i) (Cost $164,680)	164,680	(j)
	Total Investments 98.7% (Cost $9,100,825)	8,917,007
	Other Assets Less Liabilities 1.3%	119,261	(k)
	Net Assets 100.0%	$9,036,268

*  Non-income producing security.

(a)  Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)  Represents less than 0.05% of net assets of the Fund.

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

(c)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at April 30, 2022 amounted to $7,678, which represents 0.1% of net assets of the Fund.

(d)  Rate shown was the discount rate at the date of purchase.

(e)  Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2022, these securities amounted to $34,668, which represents 0.4% of net assets of the Fund.

(f)  Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.

(g)  Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(h)  Step Security. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The rate shown was the current rate as of April 30, 2022.

(i)  Represents 7-day effective yield as of April 30, 2022.

(j)  All or a portion of this security is segregated in connection with obligations for futures with a total value of $164,680.

(k)  Includes the impact of the Fund's open positions in derivatives at April 30, 2022.

(l)  Principal only security. This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself.

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Exchange-Traded Funds*	$1,790,345	19.8%
U.S. Treasury Obligations	701,411	7.8%
Banks	355,773	3.9%
Software	353,568	3.9%
Pharmaceuticals	340,210	3.8%
Technology Hardware, Storage & Peripherals	315,830	3.5%
Semiconductors & Semiconductor Equipment	276,293	3.0%
Oil, Gas & Consumable Fuels	244,970	2.7%
Insurance	228,063	2.5%
Capital Markets	190,617	2.1%
Automobiles	177,523	2.0%
Health Care Providers & Services	171,556	1.9%
IT Services	170,292	1.9%
Interactive Media & Services	166,600	1.8%
Media	152,992	1.7%
Metals & Mining	142,356	1.6%
Equity Real Estate Investment Trusts	126,903	1.4%
Food Products	125,605	1.4%
Textiles, Apparel & Luxury Goods	113,136	1.2%
Household Products	111,970	1.2%

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Industry	Investments at Value	Percentage of Net Assets
Hotels, Restaurants & Leisure	$108,267	1.2%
Food & Staples Retailing	104,409	1.1%
Biotechnology	100,874	1.1%
Life Sciences Tools & Services	100,368	1.1%
Beverages	98,786	1.1%
Electric	97,291	1.1%
Internet & Direct Marketing Retail	93,893	1.0%
Road & Rail	91,200	1.0%
Diversified Telecommunication Services	84,414	0.9%
Chemicals	81,908	0.9%
Health Care Equipment & Supplies	81,862	0.9%
Professional Services	81,307	0.9%
Multi-Utilities	81,262	0.9%
Communications Equipment	80,637	0.9%
Trading Companies & Distributors	69,934	0.8%
Telecommunications	65,141	0.7%
Electrical Equipment	59,548	0.7%
Diversified Financial Services	56,930	0.6%
Machinery	56,798	0.6%
Marine	55,303	0.6%
Electric Utilities	55,172	0.6%
Aerospace & Defense	53,473	0.6%
Oil & Gas	41,065	0.4%
Entertainment	37,846	0.4%
Specialty Retail	37,292	0.4%
Real Estate Management & Development	37,245	0.4%
Wireless Telecommunication Services	35,939	0.4%
Building Products	33,955	0.4%
Household Durables	33,026	0.4%
Retail	32,269	0.4%
Air Freight & Logistics	31,211	0.3%
Health Care Technology	28,092	0.3%
Pipelines	26,448	0.3%
Distributors	26,263	0.3%
Industrial Conglomerates	24,229	0.3%
U.S. Government Agency Securities	23,953	0.3%
Gas Utilities	23,739	0.3%
Electronic Equipment, Instruments & Components	23,181	0.3%
Semiconductors	23,128	0.3%
Agriculture	19,699	0.2%
Consumer Finance	16,597	0.2%
Food	15,666	0.2%
Construction & Engineering	15,548	0.2%
Auto Components	14,515	0.2%
Transportation	13,864	0.2%
Building Materials	13,303	0.1%
Construction Materials	12,846	0.1%
Healthcare—Services	9,597	0.1%
Computers	9,387	0.1%
Water	9,281	0.1%
Office—Business Equipment	8,755	0.1%
Real Estate Investment Trusts	8,701	0.1%
Containers & Packaging	7,962	0.1%
Paper & Forest Products	7,822	0.1%
Multiline Retail	6,887	0.1%

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Industry	Investments at Value	Percentage of Net Assets
Miscellaneous Manufacturers	$5,512	0.1%
Mining	4,998	0.1%
Multi-National	4,998	0.1%
Auto Manufacturers	4,732	0.1%
Commercial Services & Supplies	4,180	0.0	%(a)
Electrical Components & Equipment	3,806	0.0	%(a)
Short-Term Investments and Other Assets—Net	283,941	3.1%
	$9,036,268	100.0%

(a)  Represents less than 0.05% of net assets of the Fund.

*  Each position is an Investment Company registered under the 1940 Act, as amended, and is not treated as an industry for purposes of the Fund's policy on industry concentration. This represents the aggregate of all investment companies.

Derivative Instruments

Futures contracts ("futures")

At April 30, 2022, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2022	3	MSCI Emerging Markets Index	$158,610	$(6,165)
6/2023	4	Euro, 90 day	963,900	(2,567)
Total Long Positions			$1,122,510	$(8,732)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2022	1	Euro-Bund	$(162,030)	$14,875
6/2022	1	Euro-Buxl Bond, 30 Year	(180,375)	37,683
6/2022	4	Euro-Schatz	(464,790)	628
6/2022	1	S&P 500 E-Mini Index	(206,375)	16,634
6/2022	8	U.S. Treasury Note, 10 Year	(953,250)	45,478
6/2022	1	U.S. Treasury Ultra Bond	(160,438)	22,906
Total Short Positions			$(2,127,258)	$138,204
Total Futures				$129,472

For the six months ended April 30, 2022, the average notional value for the months where the Fund had futures outstanding was $933,954 for long positions and $(1,411,086) for short positions.

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Forward foreign currency contracts ("forward FX contracts")

At April 30, 2022, the Fund did not have any open positions in forward FX contracts.

For the six months ended April 30, 2022, the average notional value for the months where the Fund had forward FX contracts outstanding was $736,659.

Total return basket swap contracts ("total return basket swaps")

At April 30, 2022, the Fund did not have any open positions in total return basket swaps.

Total return swap contracts ("total return swaps")

At April 30, 2022, the Fund did not have any open positions in total return swaps.

For the six months ended April 30, 2022, the average notional value for the months where the Fund had total return basket swaps and total return swaps outstanding was $90,942 for long positions and $(112,355) for short positions.

Purchased option contracts ("options purchased")

At April 30, 2022, the Fund did not have any outstanding options purchased.

Written option contracts ("options written")

At April 30, 2022, the Fund did not have any outstanding options written.

For the six months ended April 30, 2022, the average market value for the months where the Fund had options purchased and options written outstanding was $1,522 and $(6,966), respectively.

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund's investments as of April 30, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$129,773	$—	$129,773
Austria	—	3,009	—	3,009
Chile	—	7,638	—	7,638
China	7,178	6,675	—	13,853
Denmark	—	50,949	—	50,949
Finland	—	40,331	—	40,331
France	—	181,393	—	181,393
Germany	—	106,863	—	106,863
Hong Kong	—	31,750	—	31,750
Ireland	—	12,846	—	12,846
Israel	—	14,693	—	14,693
Italy	—	20,561	—	20,561
Japan	—	330,927	—	330,927

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Asset Valuation Inputs (cont'd)	Level 1	Level 2	Level 3	Total
Netherlands	$—	$74,766	$—	$74,766
New Zealand	—	5,917	—	5,917
Norway	—	33,698	—	33,698
Singapore	—	20,936	—	20,936
South Africa	—	44,202	—	44,202
Spain	—	52,412	—	52,412
Sweden	—	30,380	—	30,380
Switzerland	17,220	141,104	—	158,324
United Kingdom	47,227	133,462	—	180,689
United States	3,647,869	24,086	—	3,671,955
Other Common Stocks(a)	210,262	—	—	210,262
Total Common Stocks	3,929,756	1,498,371	—	5,428,127
U.S. Treasury Obligations	—	701,411	—	701,411
U.S. Government Agency Securities	—	23,953	—	23,953
Corporate Bonds(a)	—	808,491	—	808,491
Exchange-Traded Funds	1,790,345	—	—	1,790,345
Short-Term Investments	—	164,680	—	164,680
Total Investments	$5,720,101	$3,196,906	$—	$8,917,007

(a)  The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2022:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$138,204	$—	$—	$138,204
Liabilities	(8,732)	—	—	(8,732)
Total	$129,472	$—	$—	$129,472

(a)  Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited) April 30, 2022

NUMBER OF SHARES		VALUE
Long Positions 101.8%
Common Stocks 73.4%
Aerospace & Defense 0.6%
129,200	Airbus SE	$14,143,762	(a)
186,000	Raytheon Technologies Corp.	17,653,260	(b)
		31,797,022
Banks 2.0%
873,324	JPMorgan Chase & Co.	104,239,953	(b)
Beverages 1.5%
2,053,428	Keurig Dr Pepper, Inc.	76,798,207	(b)
Capital Markets 3.6%
7,746	BlackRock, Inc.	4,838,771
760,131	Brookfield Asset Management, Inc. Class A	37,900,132
278,194	CME Group, Inc.	61,019,072	(b)
228,663	S&P Global, Inc.	86,091,619	(b)
		189,849,594
Chemicals 1.8%
176,908	Air Products & Chemicals, Inc.	41,408,855	(b)
484,303	Ashland Global Holdings, Inc.	50,837,286
		92,246,141
Commercial Services & Supplies 1.4%
447,785	Waste Management, Inc.	73,633,765	(b)
Computers 0.1%
359,091	Arctic Wolf Networks, Inc.	3,950,001	*(c)(d)(q)
Containers & Packaging 0.9%
264,045	Avery Dennison Corp.	47,686,527
Diversified Consumer Services 0.1%
163,226	European Wax Center, Inc. Class A	4,480,554
Diversified Financial Services 2.5%
1,709,631	Apollo Global Management, Inc.	85,071,238
1,424,901	Equitable Holdings, Inc.	41,079,896
1,800,000	Sunlight Financial Holdings, Inc.	7,470,000	*
		133,621,134
Diversified Telecommunication Services 0.2%
472,631	Frontier Communications Parent, Inc.	12,472,732	*
Electric Utilities 1.8%
1,295,784	NextEra Energy, Inc.	92,026,580	(b)
Electrical Equipment 0.8%
1,312,010	nVent Electric PLC	44,319,698
NUMBER OF SHARES		VALUE
Electronic Equipment, Instruments & Components 2.3%
357,800	Amphenol Corp. Class A	$25,582,700
241,389	CDW Corp.	39,389,857
445,429	TE Connectivity Ltd.	55,580,631
		120,553,188
Entertainment 1.1%
566,582	Activision Blizzard, Inc.	42,833,599	(b)
79,502	Netflix, Inc.	15,341,819	*
		58,175,418
Equity Real Estate Investment Trusts 0.7%
99,815	SBA Communications Corp.	34,646,785	(b)
Food & Staples Retailing 1.3%
59,099	Costco Wholesale Corp.	31,424,120	(b)
236,771	Walmart, Inc.	36,223,596	(b)
		67,647,716
Food Products 0.7%
440,415	Mondelez International, Inc. Class A	28,397,959	(b)
1,000,000	Whole Earth Brands, Inc.	6,910,000	*
		35,307,959
Health Care Equipment & Supplies 1.3%
64,125	Becton, Dickinson & Co.	15,851,059
12,825	Embecta Corp.	390,265	*
512,282	Medtronic PLC	53,461,749
		69,703,073
Health Care Providers & Services 1.9%
192,566	UnitedHealth Group, Inc.	97,929,439	(b)
Holding Companies — Diversified 0.2%
1,082,400	Independence Holdings Corp.	10,704,936	*
Hotels, Restaurants & Leisure 3.3%
943,636	First Watch Restaurant Group, Inc.	12,267,268	*
178,578	Marriott International, Inc. Class A	31,701,167	*(b)
435,059	McDonald's Corp.	108,399,300	(b)
748,702	Sweetgreen, Inc. Class A	20,035,265	*(d)(q)
		172,403,000
Household Durables 0.1%
685,995	Traeger, Inc.	4,109,110	*
Household Products 0.9%
287,218	Procter & Gamble Co.	46,112,850	(b)
Interactive Media & Services 3.7%
46,066	Alphabet, Inc. Class A	105,131,365	*(b)
447,226	Meta Platforms, Inc. Class A	89,655,396	*(b)
		194,786,761

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Internet & Direct Marketing Retail 2.8%
51,233	Amazon.com, Inc.	$127,346,282	*(b)
688,501	Chewy, Inc. Class A	20,007,839	*(b)(e)
		147,354,121
IT Services 3.5%
346,168	Fidelity National Information Services, Inc.	34,322,557	(b)
125,439	MasterCard, Inc. Class A	45,582,024	(b)
305,997	Okta, Inc.	36,508,502	*(b)
1,115,507	Repay Holdings Corp.	14,925,484	*
233,231	Visa, Inc. Class A	49,708,523	(b)
		181,047,090
Life Sciences Tools & Services 0.8%
74,129	Thermo Fisher Scientific, Inc.	40,987,407
Metals & Mining 0.4%
297,600	Alcoa Corp.	20,177,280
Multi-Utilities 1.1%
1,391,676	CenterPoint Energy, Inc.	42,599,202	(b)
180,354	WEC Energy Group, Inc.	18,044,418	(b)
		60,643,620
Oil, Gas & Consumable Fuels 1.9%
329,238	Chevron Corp.	51,581,718	(b)
1,016,530	Enbridge, Inc.	44,361,369	(b)
329	Venture Global LNG, Inc. Ser. C	3,245,256	*(c)(d)(q)
		99,188,343
Pharmaceuticals 0.8%
232,537	Johnson & Johnson	41,963,627	(b)
Professional Services 1.6%
2,037,012	Dun & Bradstreet Holdings, Inc.	32,164,419	*
264,582	Equifax, Inc.	53,847,729
		86,012,148
Road & Rail 2.2%
517,204	Uber Technologies, Inc.	16,281,582	*
415,804	Union Pacific Corp.	97,418,719	(b)
		113,700,301
Semiconductors & Semiconductor Equipment 1.0%
241,696	Analog Devices, Inc.	37,313,028	(b)
29,397	ASML Holding NV	16,573,147
		53,886,175
Software 10.8%
144,099	Adobe, Inc.	57,055,999	*(b)
590,354	Anaplan, Inc.	38,367,106	*
1,903,411	AvidXchange Holdings, Inc.	15,588,936	*
451,021	DoubleVerify Holdings, Inc.	9,809,707	*
179,381	Grammarly, Inc.	4,701,917	*(c)(d)(q)
595,996	Microsoft Corp.	165,400,810	(b)
1,391,408	Paycor HCM, Inc.	34,270,379	*
521,234	salesforce, Inc.	91,705,910	*(b)
NUMBER OF SHARES		VALUE
88,048	ServiceNow, Inc.	$42,095,749	*(b)
244,681	Splunk, Inc.	29,855,976	*(b)
233,238	Workday, Inc. Class A	48,210,294	*(b)
221,735	Zendesk, Inc.	27,060,539	*(b)
		564,123,322
Specialty Retail 7.7%
181,290	Asbury Automotive Group, Inc.	33,304,786	*
2,026,590	Fanatics Holdings, Inc. Class A	137,483,865	*(c)(d)(q)
189,594	Five Below, Inc.	29,785,217	*
251,080	Floor & Decor Holdings, Inc. Class A	20,016,098	*(b)
397,085	Gap, Inc.	4,931,796
219,718	Home Depot, Inc.	66,003,287	(b)
1,779,099	TJX Cos., Inc.	109,023,187
		400,548,236
Technology Hardware, Storage & Peripherals 3.0%
999,454	Apple, Inc.	157,563,923	(b)
Textiles, Apparel & Luxury Goods 1.0%
194,232	NIKE, Inc. Class B	24,220,731	(b)
1,695,959	Under Armour, Inc. Class A	26,049,930	*(b)
		50,270,661
	Total Common Stocks (Cost $3,190,023,316)	3,836,668,397
Preferred Stocks 1.1%
Capital Markets 0.1%
82,110	Savage X, Inc. Ser. C	3,949,984	*(c)(d)(q)
Internet 0.4%
23,000	Fabletics, Inc. Ser. G	23,000,000	*(c)(d)(q)
IT Services 0.3%
959,038	Cybereason, Inc. Ser. F	4,750,000	*(c)(d)(q)
658,071	Druva, Inc. Ser. 4	6,167,968	*(c)(d)(q)
480,112	Druva, Inc. Ser. 5	4,499,994	*(c)(d)(q)
		15,417,962
Software 0.2%
55,626	Grammarly, Inc. Ser. 3	1,458,063	*(c)(d)(q)
78,686	Signifyd, Inc. Ser. A	1,515,492	*(c)(d)(q)
180,619	Signifyd, Inc. Ser. Seed	3,476,916	*(c)(d)(q)
325,371	Videoamp, Inc. Ser. F1	5,135,005	*(c)(d)(q)
		11,585,476
NUMBER OF UNITS
Entertainment 0.1%
39,203	A24 Films LLC	4,463,653	*(d)(q)
	Total Preferred Stocks (Cost $58,686,273)	58,417,075

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
Loan Assignments(f) 0.5%
Leisure Goods — Activities — Movies 0.5%
$25,000,000	OneSpa World, LLC, Second Lien Term Loan, (3M USD LIBOR +7.50%), 8.71%, due 3/18/2027 (Cost $24,692,525)	$25,500,000	(c)(d)(q)
Corporate Bonds 1.3%
Miscellaneous Manufacturer 0.8%
24,232,536	Anagram International, Inc./Anagram Holdings LLC 10.00% Cash & 5.00% PIK, due 8/15/2025	25,807,651	(g)(h)
16,536,965	5.00% Cash & 5.00% PIK, due 8/15/2026	17,198,443	(g)(h)
		43,006,094
Retail 0.5%
27,199,035	Party City Holdings, Inc., (6M USD LIBOR + 5.00%, Floor 5.75%), 5.75%, due 7/15/2025	23,663,161	(b)(f)(g)
	Total Corporate Bonds (Cost $36,757,333)	66,669,255
NUMBER OF UNITS		VALUE
Master Limited Partnerships and Limited Partnerships 2.6%
Multi-Utilities 1.0%
799,233	Brookfield Infrastructure Partners L.P.	$49,896,116	(b)
Oil, Gas & Consumable Fuels 1.6%
3,295,196	Enterprise Products Partners L.P.	85,378,528	(b)
	Total Master Limited Partnerships and Limited Partnerships (Cost $98,358,451)	135,274,644
NUMBER OF SHARES
Warrants 0.1%
Diversified Consumer Services 0.1%
52,600	OneSpaWorld Holdings Ltd. Expires 3/19/2024	155,433	*
653,334	OneSpaWorld Holdings Ltd. Expires 6/12/2025	3,403,870	*(d)(o)
		3,559,303
Food Products 0.0%(p)
701,800	Whole Earth Brands, Inc. Expires 6/25/2025	327,390	*
301,400	Whole Earth Brands, Inc. Expires 6/25/2025	140,603	*
		467,993
	Total Warrants (Cost $433,413)	4,027,296
	Total Purchased Options(i) 0.0%(p) (Cost $1,402,327)	1,622,667
NUMBER OF SHARES		VALUE
Short-Term Investments 22.8%
Investment Companies 22.8%
1,173,562,356	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.29%(j)	$1,173,562,356	(a)
17,987,310	State Street Navigator Securities Lending Government Money Market Portfolio, 0.32%(j)	17,987,310	(k)
	Total Short-Term Investments (Cost $1,191,549,666)	1,191,549,666
	Total Long Positions (101.8%) (Cost $4,601,903,304)	5,319,729,000
Short Positions(I) ((15.4)%)
Common Stocks Sold Short (13.0)%
Aerospace & Defense (0.2)%
(92,300)	Woodward, Inc.	(10,197,304)
Air Freight & Logistics (0.1)%
(51,100)	Expeditors International of Washington, Inc.	(5,062,477)
Automobiles (0.1)%
(238,217)	Lucid Group, Inc.	(4,306,963	)*
Building Products 0.0%(p)
(49,296)	Masco Corp.	(2,597,406)

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Capital Markets (0.3)%
(524,027)	Robinhood Markets, Inc. Class A	$(5,138,085)*
(76,173)	T Rowe Price Group, Inc.	(9,372,326)
		(14,510,411)
Consumer Finance (0.4)%
(1,449,676)	SoFi Technologies, Inc.	(8,872,017)*
(139,279)	Upstart Holdings, Inc.	(10,448,711)*
		(19,320,728)
Containers & Packaging (0.3)%
(141,501)	AptarGroup, Inc.	(16,248,560)
Electric Utilities (0.3)%
(191,784)	Southern Co.	(14,075,028)
Equity Real Estate Investment Trusts (0.7)%
(290,823)	Iron Mountain, Inc.	(15,625,920)
(210,735)	Lamar Advertising Co. Class A	(23,267,251)
		(38,893,171)
Food & Staples Retailing (0.7)%
(76,196)	BJ's Wholesale Club Holdings, Inc.	(4,903,213)*
(351,856)	Grocery Outlet Holding Corp.	(11,846,991)*
(186,808)	Kroger Co.	(10,080,160)
(266,146)	Sprouts Farmers Market, Inc.	(7,931,151)*
		(34,761,515)
Food Products (1.6)%
(320,036)	B&G Foods, Inc.	(8,618,569)
(644,836)	Campbell Soup Co.	(30,449,156)
(294,400)	Conagra Brands, Inc.	(10,283,392)
(213,005)	General Mills, Inc.	(15,065,844)
(375,002)	Hain Celestial Group, Inc.	(12,577,567)*
(513,252)	Sovos Brands, Inc.	(7,750,105)*
		(84,744,633)
Health Care Equipment & Supplies (0.1)%
(220,456)	Figs, Inc. Class A	(3,452,341)*
Health Care Technology (0.2)%
(187,092)	Doximity, Inc. Class A	(7,459,358)*
(30,269)	Veeva Systems, Inc. Class A	(5,507,445)*
		(12,966,803)
Hotels, Restaurants & Leisure (0.2)%
(680,253)	Arcos Dorados Holdings, Inc. Class A	(4,931,834)
(99,229)	Dutch Bros, Inc. Class A	(4,740,170)*
		(9,672,004)
Household Durables (0.3)%
(59,696)	TopBuild Corp.	(10,813,334)*
(275,222)	Weber, Inc. Class A	(2,416,449)
		(13,229,783)
NUMBER OF SHARES		VALUE
Household Products (0.4)%
(206,149)	Church & Dwight Co., Inc.	$(20,111,896)
Industrial Conglomerates (0.4)%
(104,283)	3M Co.	(15,039,694)
(107,400)	General Electric Co.	(8,006,670)
		(23,046,364)
Insurance (0.3)%
(863,386)	Lemonade, Inc.	(18,010,232)*
Interactive Media & Services (0.1)%
(686,310)	fuboTV, Inc.	(2,601,115)*
Internet & Direct Marketing Retail (0.2)%
(758,648)	1stdibs.com, Inc.	(5,735,379)*
(617,840)	Poshmark, Inc. Class A	(6,820,953)*
(58,808)	ThredUp, Inc. Class A	(387,545)*
		(12,943,877)
IT Services (0.9)%
(92,000)	Automatic Data Processing, Inc.	(20,072,560)
(1,549,903)	Western Union Co.	(25,976,374)
		(46,048,934)
Machinery (0.2)%
(62,598)	Illinois Tool Works, Inc.	(12,338,692)
Media (1.2)%
(1,000,585)	iHeartMedia, Inc. Class A	(15,999,354)*
(536,763)	Interpublic Group of Cos., Inc.	(17,509,209)
(232,526)	Omnicom Group, Inc.	(17,702,205)
(401,735)	Paramount Global Class B	(11,698,523)
		(62,909,291)
Multi-Utilities (0.5)%
(298,341)	Consolidated Edison, Inc.	(27,668,144)
Multiline Retail (0.3)%
(61,581)	Dollar General Corp.	(14,627,335)
Oil, Gas & Consumable Fuels (0.3)%
(373,222)	APA Corp.	(15,275,976)
Real Estate Management & Development (0.2)%
(1,638,593)	Opendoor Technologies, Inc.	(11,453,765)*
Semiconductors & Semiconductor Equipment (0.2)%
(49,100)	Texas Instruments, Inc.	(8,359,275)
Software (1.6)%
(180,134)	Guidewire Software, Inc.	(15,660,850)*
(109,717)	Oracle Corp.	(8,053,228)
(1,164,399)	Palantir Technologies, Inc. Class A	(12,109,750)*
(55,403)	Paycom Software, Inc.	(15,594,282)*
(82,705)	Paylocity Holding Corp.	(15,683,349)*
(183,353)	SAP SE ADR	(18,481,982)
		(85,583,441)
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Specialty Retail (0.7)%
(75,651)	AutoNation, Inc.	$(8,768,707	)*
(4,117)	AutoZone, Inc.	(8,050,670	)*
(83,074)	CarMax, Inc.	(7,126,088	)*
(95,288)	Carvana Co.	(5,522,893	)*
NUMBER OF SHARES		VALUE
(109,974)	Guess?, Inc.	$(2,471,116)
(321,876)	Sally Beauty Holdings, Inc.	(4,866,765)*
		(36,806,239)
	Total Common Stocks Sold Short (Proceeds $(750,610,158))	(681,823,703)
PRINCIPAL AMOUNT		VALUE
Corporate Bonds Sold Short (1.6)%
Advertising (0.1)%
$(5,000,000)	Clear Channel Worldwide Holdings, Inc., 5.13%, due 8/15/2027	$(4,711,750	)(g)
Banks (0.2)%
(4,000,000)	BAC Capital Trust XIV, (3M USD LIBOR + 0.40%), 4.00%, due 5/16/2022	(3,322,676	)(f)(l)
(5,000,000)	PNC Financial Services Group, Inc., 3.40%, due 9/15/2026	(4,325,000	)(l)(m)
		(7,647,676)
Electric (0.1)%
(3,000,000)	Wisconsin Energy Corp., (3M USD LIBOR + 2.11%), 2.62%, due 5/15/2067	(2,582,130	)(f)
Entertainment (0.1)%
(5,000,000)	Cinemark USA, Inc., 5.25%, due 7/15/2028	(4,455,800	)(g)
		(4,455,800)
Insurance (0.1)%
(7,000,000)	Hartford Financial Services Group, Inc., (3M USD LIBOR + 2.13%), 2.63%, due 2/12/2047	(6,184,987	)(f)(g)
Lodging (0.1)%
(7,000,000)	Boyd Gaming Corp., 4.75%, due 12/1/2027	(6,632,500)
Media (0.4)%
(5,000,000)	Entercom Media Corp., 6.50%, due 5/1/2027	(4,312,950	)(g)
(10,000,000)	iHeartCommunications, Inc., 8.38%, due 5/1/2027	(9,934,800)
(6,000,000)	Univision Communications, Inc., 5.13%, due 2/15/2025	(5,910,600	)(g)
		(20,158,350)
Pipelines (0.2)%
(15,000,000)	TransCanada PipeLines Ltd., (3M USD LIBOR + 2.21%), 2.72%, due 5/15/2067	(12,645,600	)(f)

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
Retail (0.3)%
$(5,000,000)	Macy's Retail Holdings LLC, 5.88%, due 4/1/2029	$(4,759,500	)(g)
(10,000,000)	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/1/2025	(10,064,200)
		(14,823,700)
Software 0.0%(p)
(2,000,000)	MicroStrategy, Inc., 6.13%, due 6/15/2028	(1,840,000	)(g)
	Total Corporate Bonds Sold Short (Proceeds $(82,853,438))	(81,682,493)
NUMBER OF SHARES
Exchange-Traded Funds Sold Short (0.8)%
(178,300)	iShares iBoxx $ Investment Grade Corporate Bond ETF	(20,076,580)
(319,115)	SPDR S&P Retail ETF	(22,424,211)
	Total Exchange-Traded Funds Sold Short (Proceeds $(51,293,696))	(42,500,791)
	Total Short Positions (Proceeds $(884,757,292))	(806,006,987)
	Total Investments 86.4% (Cost $3,717,146,012)	4,513,722,013
	Other Assets Less Liabilities 13.6%	711,903,978	(n)
	Net Assets 100.0%	$5,225,625,991

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for securities sold short, options written, swaps and/or futures with a total value of $1,177,172,518.

(b)  All or a portion of this security is pledged as collateral for options written.

(c)  Value determined using significant unobservable inputs.

(d)  Security fair valued as of April 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2022 amounted to $256,737,249, which represents 4.9% of net assets of the Fund.

(e)  All or a portion of this security is on loan at April 30, 2022. Total value of all such securities at April 30, 2022 amounted to $15,839,734 for the Fund (see Note A of the Notes to Financial Statements).

(f)  Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2022 and changes periodically.

(g)  Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2022, these securities amounted to $66,669,255 of long positions and $(32,175,587) of short positions, which represents 1.3% and (0.6)%, respectively, of net assets of the Fund.

(h)  Payment-in-kind (PIK) security.

(i)  See "Purchased option contracts" under Derivative Instruments.

(j)  Represents 7-day effective yield as of April 30, 2022.

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

(k)  Represents investment of cash collateral received from securities lending.

(l)  Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.

(m)  Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(n)  Includes the impact of the Fund's open positions in derivatives at April 30, 2022.

(o)  Security acquired via a PIPE transaction.

(p)  Represents less than 0.05% of net assets of the Fund.

(q)  These securities have been deemed by Management to be illiquid, and are subject to restrictions on resale. At April 30, 2022, these securities amounted to $253,333,379, which represents 4.8% of net assets of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of 4/30/2022	Fair Value Percentage of Net Assets as of 4/30/2022
A24 Films LLC (Preferred Units)	2/25/2022	$4,463,654	0.1%	$4,463,653	0.1%
Arctic Wolf Networks, Inc.	12/31/2021	3,950,001	0.1%	3,950,001	0.1%
Cybereason, Inc. (Ser. F Preferred Shares)	7/19/2021	4,750,000	0.1%	4,750,000	0.1%
Druva, Inc. (Ser. 4 Preferred Shares)	6/14/2019	3,429,998	0.1%	6,167,968	0.1%
Druva, Inc. (Ser. 5 Preferred Shares)	4/1/2021	4,500,000	0.1%	4,499,994	0.1%
Fabletics LLC (Ser. G Preferred Shares)	1/10/2022	23,000,000	0.4%	23,000,000	0.4%
Fanatics Holdings, Inc. Class A	8/13/2020	35,900,005	1.0%	133,943,092	2.6%
	4/29/2021	1,819,970	0.0%	3,540,773	0.1%
Grammarly, Inc. Class A	12/23/2021	2,412,019	0.0%	2,412,019	0.0%
	1/24/2022	2,289,898	0.0%	2,289,898	0.0%
Grammarly, Inc. (Ser. 3 Preferred Shares)	12/23/2021	747,957	0.0%	747,957	0.0%
	1/24/2022	710,106	0.0%	710,106	0.0%
OneSpaWorld, LLC, Second Lien Term Loan	3/19/2019	24,562,500	0.9%	25,500,000	0.5%
Savage X, Inc. (Ser. C Preferred Shares)	11/30/2021	3,949,984	0.1%	3,949,984	0.1%
Signifyd, Inc. (Ser. A Preferred Shares)	5/24/2021	2,427,463	0.1%	1,515,492	0.0%
Signifyd, Inc. (Ser. Seed Preferred Shares)	5/24/2021	5,572,106	0.1%	3,476,916	0.1%
Sweetgreen, Inc. Class A	11/30/2018	7,520,004	0.3%	16,769,609	0.3%
	9/13/2019	1,009,430	0.0%	1,579,669	0.0%
	1/21/2021	873,383	0.0%	1,685,987	0.0%
Venture Global LNG, Inc. Ser. C	11/21/2018	2,303,000	0.1%	3,245,256	0.1%
Videoamp, Inc. (Ser. F1 Preferred Shares)	1/4/2022	5,135,005	0.1%	5,135,005	0.1%
Total		$141,326,483	3.6%	$253,333,379	4.8%

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Derivative Instruments

Futures contracts ("futures")

At April 30, 2022, open positions in futures for the Fund were as follows:

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2022	203	NASDAQ 100 E-Mini Index	$(52,179,120)	$1,778,889
6/2022	536	Russell 2000 E-Mini Index	(49,882,840)	3,002,940
6/2022	2,117	S&P 500 E-Mini Index	(436,895,875)	8,733,831
6/2022	158	U.S. Long Bond	(22,228,625)	2,114,669
Total Futures			$(561,186,460)	$15,630,329

At April 30, 2022, the Fund had $37,113,791 deposited in a segregated account to cover margin requirements on open futures. For the six months ended April 30, 2022, the average notional value for the months where the Fund had futures outstanding was $(739,268,039) for short positions.

Total return basket swap contracts ("total return basket swaps")

At April 30, 2022, the Fund had outstanding total return basket swaps(a) as follows:

Over-the-counter total return basket swaps — Short(b)

Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSCBNBVL	0.19%	(0.09)%	SOFR	3M/T	8/12/2022	$(10,878,872)
GSI	GSNBLIPO	(1.47)%	(1.80)%	FEDL01	1M/T	5/25/2023	14,517,230
GSI	GSNBSPC4	(3.59)%	(3.87)%	SOFR	1M/T	7/21/2023	3,210,796
JPM	JPNBGCND	(0.33)%	(0.65)%	OBFR	3M/T	5/1/2023	11,349,031
JPM	JPNBLQGS	0.35%	0.03%	OBFR	1M/T	5/23/2023	46,583,047
JPM	JPNBLQGS	0.35%	0.03%	OBFR	1M/T	5/23/2023	2,531,553
JPM	JPNBRMV3	0.31%	(0.01)%	OBFR	3M/T	5/6/2022	(34,452,277)
Total							$32,860,508

(a)  The following table represents required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBVL
Freeport-McMoRan Inc.	(16,941)	$(2,251,184)	$(333,196)	3.1%
Nucor Corp.	(3,235)	(1,640,710)	(242,840)	2.2%
Mosaic Co./The	(7,309)	(1,495,065)	(221,283)	2.0%
Albemarle Corp.	(2,352)	(1,486,214)	(219,974)	2.0%

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBVL (cont'd)
United Rentals Inc.	(1,429)	$(1,482,337)	$(219,400)	2.0%
Coterra Energy Inc.	(15,411)	(1,453,957)	(215,199)	2.0%
SVB Financial Group	(828)	(1,323,643)	(195,911)	1.8%
Devon Energy Corp.	(6,868)	(1,309,283)	(193,786)	1.8%
Bath & Body Works Inc.	(7,238)	(1,254,587)	(185,691)	1.7%
Kroger Co./The	(7,083)	(1,252,488)	(185,380)	1.7%
McKesson Corp.	(1,178)	(1,194,767)	(176,837)	1.6%
Ameriprise Financial Inc.	(1,253)	(1,090,023)	(161,334)	1.5%
LKQ Corp.	(6,492)	(1,055,831)	(156,273)	1.4%
Marathon Oil Corp.	(12,833)	(1,048,000)	(155,114)	1.4%
CF Industries Holdings Inc.	(3,236)	(1,026,933)	(151,996)	1.4%
APA Corp.	(7,517)	(1,008,278)	(149,235)	1.4%
WW Grainger Inc.	(615)	(1,008,111)	(149,210)	1.4%
Seagate Technology Holdings PLC	(3,680)	(989,390)	(146,439)	1.4%
Halliburton Co.	(8,461)	(987,623)	(146,177)	1.3%
DaVita Inc.	(2,767)	(982,613)	(145,436)	1.3%
Iron Mountain Inc.	(5,401)	(950,947)	(140,749)	1.3%
Hess Corp.	(2,725)	(920,487)	(136,241)	1.3%
Parker-Hannifin Corp.	(1,005)	(891,516)	(131,953)	1.2%
Packaging Corp of America	(1,633)	(862,262)	(127,623)	1.2%
First Republic Bank/CA	(1,749)	(855,521)	(126,625)	1.2%
Affiliated Managers Group Inc.	(2,064)	(849,146)	(125,682)	1.2%
Capri Holdings Ltd.	(5,329)	(832,955)	(123,285)	1.1%
Interpublic Group of Cos Inc./The	(7,791)	(832,855)	(123,270)	1.1%
Lennar Corp.	(3,302)	(827,682)	(122,505)	1.1%
Eastman Chemical Co.	(2,451)	(824,738)	(122,069)	1.1%
Textron Inc.	(3,531)	(801,331)	(118,604)	1.1%
Skyworks Solutions Inc.	(2,131)	(791,157)	(117,099)	1.1%
Newell Brands Inc.	(10,426)	(791,005)	(117,076)	1.1%
Laboratory Corp of America Holdings	(1,001)	(788,458)	(116,699)	1.1%
Westrock Co.	(4,813)	(781,177)	(115,621)	1.1%
Sealed Air Corp.	(3,677)	(773,688)	(114,513)	1.1%
Williams Cos Inc./The	(6,884)	(773,595)	(114,499)	1.1%
Dow Inc.	(3,541)	(771,604)	(114,205)	1.1%
Valero Energy Corp.	(2,094)	(764,986)	(113,225)	1.0%
Regions Financial Corp.	(11,258)	(764,435)	(113,143)	1.0%
LyondellBasell Industries NV	(2,190)	(760,989)	(112,633)	1.0%
Fifth Third Bancorp.	(6,176)	(759,598)	(112,428)	1.0%
Fortune Brands Home & Security Inc.	(3,185)	(743,673)	(110,071)	1.0%
Zions Bancorp NA	(3,946)	(730,753)	(108,158)	1.0%
Whirlpool Corp.	(1,210)	(719,536)	(106,498)	1.0%
Quest Diagnostics Inc.	(1,639)	(718,857)	(106,398)	1.0%

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBVL (cont'd)
AES Corp./The	(10,608)	$(709,840)	$(105,063)	1.0%
Cardinal Health Inc.	(3,725)	(708,608)	(104,881)	1.0%
Comerica Inc.	(2,637)	(707,774)	(104,757)	1.0%
eBay Inc.	(4,097)	(697,021)	(103,166)	1.0%
Other Securities	(244,715)	(24,229,194)	(3,586,142)	33.0%
		$(73,276,425)	$(10,845,592)
Accrued Net Interest Receivable/(Payable)			(33,280)
			$(10,878,872)
GSNBLIPO
Airbnb Inc.	(637)	$(1,010,857)	$760,616	5.2%
Ryan Specialty Group Holdings Inc.	(1,729)	(662,727)	498,667	3.4%
XPeng Inc.	(2,352)	(599,900)	451,393	3.1%
Snowflake Inc.	(331)	(588,560)	442,860	3.1%
Duolingo Inc.	(572)	(512,581)	385,690	2.7%
SentinelOne Inc.	(1,341)	(462,267)	347,831	2.4%
Unity Software Inc.	(630)	(433,475)	326,167	2.3%
DigitalOcean Holdings Inc.	(1,058)	(432,252)	325,246	2.2%
Bumble Inc.	(1,650)	(410,137)	308,607	2.1%
Affirm Holdings Inc.	(1,302)	(387,243)	291,380	2.0%
Driven Brands Holdings Inc.	(1,336)	(386,087)	290,510	2.0%
Atotech Ltd.	(1,745)	(385,288)	289,909	2.0%
DoorDash Inc.	(437)	(369,185)	277,792	1.9%
Lufax Holding Ltd.	(6,396)	(367,928)	276,847	1.9%
Endeavor Group Holdings Inc.	(1,531)	(360,950)	271,596	1.9%
Leslie's Inc.	(1,669)	(339,134)	255,181	1.8%
Ortho Clinical Diagnostics Holdings PLC	(1,852)	(337,998)	254,326	1.8%
Allegro MicroSystems Inc.	(1,335)	(336,425)	253,142	1.7%
Full Truck Alliance Co Ltd.	(5,089)	(318,031)	239,301	1.6%
Broadstone Net Lease Inc.	(1,442)	(309,210)	232,664	1.6%
Hayward Holdings Inc.	(1,770)	(291,699)	219,488	1.5%
C3.ai Inc.	(1,610)	(283,469)	213,295	1.5%
JFrog Ltd.	(1,290)	(279,087)	209,999	1.4%
Playtika Holding Corp.	(1,527)	(278,196)	209,328	1.4%
DoubleVerify Holdings Inc.	(1,165)	(262,571)	197,571	1.4%
Sotera Health Co.	(1,239)	(261,648)	196,876	1.4%
GoodRx Holdings Inc.	(1,859)	(261,071)	196,442	1.4%
ACV Auctions Inc.	(1,875)	(259,400)	195,185	1.3%
UiPath Inc.	(1,388)	(256,524)	193,021	1.3%
Datto Holding Corp.	(709)	(254,970)	191,852	1.3%
Petco Health & Wellness Co Inc.	(1,259)	(251,345)	189,124	1.3%
Certara Inc.	(1,304)	(248,025)	186,626	1.3%
Qualtrics International Inc.	(1,279)	(245,734)	184,902	1.3%

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSNBLIPO (cont'd)
Clear Secure Inc.	(769)	$(242,609)	$182,550	1.3%
AppLovin Corp.	(585)	(231,382)	174,102	1.2%
DiDi Global Inc.	(11,778)	(229,490)	172,679	1.2%
Figs Inc.	(1,405)	(227,985)	171,547	1.2%
Shoals Technologies Group Inc.	(2,133)	(220,656)	166,032	1.1%
StepStone Group Inc.	(814)	(216,128)	162,625	1.1%
ContextLogic Inc.	(12,252)	(215,877)	162,436	1.1%
Maravai LifeSciences Holdings Inc.	(652)	(207,601)	156,209	1.1%
Coursera Inc.	(1,024)	(199,713)	150,273	1.0%
agilon health Inc.	(1,073)	(197,670)	148,736	1.0%
Olink Holding AB	(1,302)	(195,327)	146,973	1.0%
LifeStance Health Group Inc.	(2,773)	(194,604)	146,429	1.0%
Sumo Logic Inc.	(1,931)	(187,728)	141,256	1.0%
Duckhorn Portfolio Inc./The	(918)	(184,730)	138,999	1.0%
Dlocal Ltd./Uruguay	(757)	(177,884)	133,848	0.9%
Xometry Inc.	(508)	(172,794)	130,019	0.9%
Oscar Health Inc.	(2,165)	(165,123)	124,246	0.9%
Other Securities	(56,649)	(3,367,834)	2,534,114	17.5%
		$(19,279,109)	$14,506,507
Accrued Net Interest Receivable/(Payable)			10,723
			$14,517,230
GSNBSPC4
QuantumScape Corp.	(6,509)	$(1,281,388)	$204,391	6.3%
Canoo Inc.	(18,284)	(1,156,480)	184,467	5.7%
Ardagh Metal Packaging SA	(11,783)	(1,107,108)	176,592	5.4%
Planet Labs PBC	(16,545)	(1,096,655)	174,925	5.4%
FREYR Battery SA	(9,187)	(1,087,126)	173,405	5.3%
Proterra Inc.	(13,249)	(1,084,169)	172,933	5.3%
WeWork Inc.	(11,639)	(1,075,121)	171,490	5.3%
Aurora Innovation Inc.	(18,593)	(1,043,734)	166,483	5.1%
Blade Air Mobility Inc.	(8,945)	(1,014,916)	161,887	5.0%
ironSource Ltd.	(16,519)	(833,708)	132,983	4.1%
SomaLogic Inc.	(9,719)	(809,413)	129,108	4.0%
Genius Sports Ltd.	(15,842)	(797,462)	127,201	3.9%
Butterfly Network Inc.	(17,546)	(769,946)	122,812	3.8%
AST SpaceMobile Inc.	(7,701)	(764,151)	121,888	3.8%
BTRS Holdings Inc.	(8,158)	(722,395)	115,228	3.5%
PLBY Group Inc.	(6,145)	(715,791)	114,174	3.5%
DocGo Inc.	(7,397)	(684,255)	109,144	3.4%
Hillman Solutions Corp.	(4,248)	(651,016)	103,842	3.2%
Arrival SA	(22,996)	(584,834)	93,285	2.9%
Algoma Steel Group Inc.	(4,128)	(520,584)	83,037	2.6%

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSNBSPC4 (cont'd)
Taboola.com Ltd.	(6,635)	$(376,841)	$60,109	1.9%
Golden Nugget Online Gaming Inc.	(5,694)	(375,917)	59,962	1.8%
Vacasa Inc.	(3,842)	(369,530)	58,943	1.8%
GCM Grosvenor Inc.	(2,607)	(283,379)	45,201	1.4%
Advantage Solutions Inc.	(3,936)	(260,917)	41,618	1.3%
Skillsoft Corp.	(3,418)	(240,996)	38,441	1.2%
Vintage Wine Estates Inc.	(1,542)	(209,921)	33,484	1.0%
Whole Earth Brands Inc.	(1,738)	(158,253)	25,242	0.8%
CareMax Inc.	(1,688)	(146,619)	23,387	0.7%
Tango Therapeutics Inc.	(1,167)	(113,225)	18,060	0.6%
		$(20,335,850)	$3,243,722
Accrued Net Interest Receivable/(Payable)			(32,926)
			$3,210,796
JPNBGCND
Amazon.com Inc.	(3,636)	$(10,557,460)	$2,258,108	19.9%
Home Depot Inc./The	(7,956)	(2,792,119)	597,199	5.3%
Toyota Motor Corp.	(114,496)	(2,305,809)	493,183	4.3%
McDonald's Corp.	(6,942)	(2,020,666)	432,195	3.8%
LVMH Moet Hennessy Louis Vuitton SE	(2,609)	(1,991,752)	426,011	3.8%
Lowe's Cos Inc.	(7,592)	(1,753,615)	375,076	3.3%
NIKE Inc.	(11,930)	(1,738,006)	371,738	3.3%
Target Corp.	(4,969)	(1,327,225)	283,877	2.5%
Sony Group Corp.	(12,310)	(1,244,239)	266,127	2.3%
Booking Holdings Inc.	(446)	(1,151,640)	246,321	2.2%
Starbucks Corp.	(12,023)	(1,048,341)	224,227	2.0%
TJX Cos Inc./The	(12,477)	(893,210)	191,046	1.7%
Mercedes-Benz Group AG	(10,577)	(874,642)	187,075	1.6%
Cie Financiere Richemont SA	(5,779)	(801,996)	171,537	1.5%
AutoZone Inc.	(307)	(702,315)	150,216	1.3%
Dollar General Corp.	(2,525)	(700,582)	149,846	1.3%
Ford Motor Co.	(41,592)	(688,017)	147,158	1.3%
O'Reilly Automotive Inc.	(882)	(624,846)	133,647	1.2%
eBay Inc.	(10,228)	(620,401)	132,696	1.2%
Hermes International	(416)	(608,545)	130,160	1.1%
Hilton Worldwide Holdings Inc.	(3,348)	(607,365)	129,908	1.1%
General Motors Co.	(13,672)	(605,507)	129,510	1.1%
Chipotle Mexican Grill Inc.	(355)	(602,877)	128,948	1.1%
Marriott International Inc./MD	(2,885)	(598,292)	127,967	1.1%
Compass Group PLC	(22,557)	(564,128)	120,660	1.1%
Honda Motor Co Ltd.	(17,194)	(529,573)	113,269	1.0%
Kering SA	(815)	(515,427)	110,243	1.0%
Yum! Brands Inc.	(3,657)	(499,958)	106,935	0.9%

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBGCND (cont'd)
Ross Stores Inc.	(4,252)	$(495,569)	$105,996	0.9%
Oriental Land Co Ltd./Japan	(2,750)	(489,866)	104,776	0.9%
Aptiv PLC	(3,850)	(478,584)	102,363	0.9%
Dollar Tree Inc.	(2,436)	(462,387)	98,899	0.9%
adidas AG	(1,787)	(426,658)	91,257	0.8%
Denso Corp.	(5,850)	(419,344)	89,692	0.8%
Bayerische Motoren Werke AG	(4,326)	(418,539)	89,520	0.8%
Volkswagen AG	(2,202)	(404,279)	86,470	0.8%
DR Horton Inc.	(4,916)	(399,645)	85,479	0.8%
Michelin	(2,691)	(394,765)	84,435	0.7%
Lennar Corp.	(4,122)	(368,374)	78,791	0.7%
Bandai Namco Holdings Inc.	(4,239)	(338,275)	72,353	0.6%
Magna International Inc.	(4,700)	(331,683)	70,943	0.6%
Fast Retailing Co Ltd.	(609)	(329,797)	70,539	0.6%
MGM Resorts International	(6,846)	(328,213)	70,201	0.6%
Expedia Group Inc.	(1,598)	(326,323)	69,796	0.6%
Ulta Beauty Inc.	(687)	(318,564)	68,137	0.6%
Genuine Parts Co.	(2,079)	(315,798)	67,545	0.6%
Best Buy Co Inc.	(2,956)	(310,572)	66,427	0.6%
Panasonic Holdings Corp.	(29,503)	(308,439)	65,971	0.6%
Industria de Diseno Textil SA	(12,231)	(302,970)	64,802	0.6%
LKQ Corp.	(5,033)	(291,799)	62,412	0.5%
Other Securities	(262,562)	(5,836,549)	1,248,364	11.2%
		$(53,065,545)	$11,350,051
Accrued Net Interest Receivable/(Payable)			(1,020)
			$11,349,031
JPNBLQGS
Zendesk Inc.	(6,881)	$(2,543,147)	$810,709	1.7%
Sabre Corp.	(79,537)	(2,521,803)	803,905	1.7%
GoDaddy Inc.	(10,063)	(2,462,499)	784,999	1.7%
Sprouts Farmers Market Inc.	(23,895)	(2,156,332)	687,399	1.5%
Palo Alto Networks Inc.	(1,264)	(2,148,206)	684,809	1.5%
Pure Storage Inc.	(23,599)	(2,093,863)	667,485	1.4%
Zynga Inc.	(79,259)	(1,984,940)	632,762	1.4%
Performance Food Group Co.	(13,279)	(1,980,414)	631,320	1.4%
II-VI Inc.	(10,546)	(1,954,769)	623,145	1.3%
Jabil Inc.	(10,937)	(1,912,108)	609,545	1.3%
Lumentum Holdings Inc.	(7,462)	(1,835,054)	584,981	1.3%
Dropbox Inc.	(26,628)	(1,753,819)	559,086	1.2%
Live Nation Entertainment Inc.	(5,180)	(1,645,079)	524,421	1.1%
Marvell Technology Inc.	(9,314)	(1,638,246)	522,243	1.1%
Crowdstrike Holdings Inc.	(2,700)	(1,624,886)	517,984	1.1%

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont'd)
Microchip Technology Inc.	(8,156)	$(1,610,441)	$513,379	1.1%
NXP Semiconductors NV	(3,098)	(1,603,359)	511,122	1.1%
Wolfspeed Inc.	(5,535)	(1,537,188)	490,027	1.1%
Nutanix Inc.	(20,244)	(1,534,416)	489,144	1.1%
Twitter Inc.	(10,296)	(1,528,399)	487,226	1.0%
New York Times Co./The	(13,122)	(1,522,687)	485,405	1.0%
Paramount Global	(16,733)	(1,475,537)	470,374	1.0%
Monolithic Power Systems Inc.	(1,239)	(1,471,856)	469,201	1.0%
F5 Inc.	(2,897)	(1,468,903)	468,259	1.0%
MongoDB Inc.	(1,336)	(1,436,014)	457,775	1.0%
Coty Inc.	(58,239)	(1,430,317)	455,959	1.0%
Silicon Laboratories Inc.	(3,407)	(1,391,803)	443,681	1.0%
Electronic Arts Inc.	(3,868)	(1,382,834)	440,822	0.9%
Datadog Inc.	(3,766)	(1,377,473)	439,113	0.9%
AmerisourceBergen Corp.	(2,864)	(1,312,052)	418,258	0.9%
Azenta Inc.	(5,628)	(1,277,573)	407,267	0.9%
Enphase Energy Inc.	(2,606)	(1,273,701)	406,033	0.9%
Maximus Inc.	(5,624)	(1,241,121)	395,647	0.8%
Dynatrace Inc.	(10,488)	(1,218,389)	388,400	0.8%
Zscaler Inc.	(1,981)	(1,216,301)	387,735	0.8%
United Natural Foods Inc.	(8,972)	(1,166,458)	371,845	0.8%
Trade Desk Inc./The	(6,404)	(1,142,572)	364,231	0.8%
iHeartMedia Inc.	(23,522)	(1,138,965)	363,081	0.8%
Synaptics Inc.	(2,504)	(1,125,368)	358,747	0.8%
Okta Inc.	(3,101)	(1,120,261)	357,119	0.8%
Incyte Corp.	(4,841)	(1,098,945)	350,324	0.8%
Take-Two Interactive Software Inc.	(3,027)	(1,095,520)	349,232	0.7%
Avalara Inc.	(4,725)	(1,088,539)	347,006	0.7%
StoneCo Ltd.	(38,100)	(1,086,853)	346,469	0.7%
Bill.com Holdings Inc.	(2,092)	(1,081,286)	344,694	0.7%
HubSpot Inc.	(896)	(1,029,419)	328,160	0.7%
Centene Corp.	(4,152)	(1,012,888)	322,890	0.7%
Lions Gate Entertainment Corp.	(26,538)	(1,010,186)	322,029	0.7%
Elastic NV	(4,343)	(1,001,384)	319,223	0.7%
Snowflake Inc.	(1,927)	(1,000,353)	318,894	0.7%
Other Securities	(582,194)	(71,361,017)	22,748,585	48.9%
		$(146,125,543)	$46,582,149
Accrued Net Interest Receivable/(Payable)			898
			$46,583,047

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS
Zendesk Inc.	(402)	$(148,423)	$39,400	1.7%
Sabre Corp.	(4,642)	(147,177)	39,069	1.7%
GoDaddy Inc.	(587)	(143,716)	38,150	1.7%
Sprouts Farmers Market Inc.	(1,395)	(125,848)	33,407	1.5%
Palo Alto Networks Inc.	(74)	(125,373)	33,281	1.5%
Pure Storage Inc.	(1,377)	(122,202)	32,439	1.4%
Zynga Inc.	(4,626)	(115,845)	30,752	1.4%
Performance Food Group Co.	(775)	(115,581)	30,682	1.4%
II-VI Inc.	(615)	(114,084)	30,284	1.3%
Jabil Inc.	(638)	(111,594)	29,623	1.3%
Lumentum Holdings Inc.	(435)	(107,097)	28,430	1.3%
Dropbox Inc.	(1,554)	(102,356)	27,171	1.2%
Live Nation Entertainment Inc.	(302)	(96,010)	25,486	1.1%
Marvell Technology Inc.	(544)	(95,611)	25,381	1.1%
Crowdstrike Holdings Inc.	(158)	(94,831)	25,174	1.1%
Microchip Technology Inc.	(476)	(93,988)	24,950	1.1%
NXP Semiconductors NV	(181)	(93,575)	24,840	1.1%
Wolfspeed Inc.	(323)	(89,713)	23,815	1.1%
Nutanix Inc.	(1,181)	(89,551)	23,772	1.1%
Twitter Inc.	(601)	(89,200)	23,679	1.0%
New York Times Co./The	(766)	(88,867)	23,590	1.0%
Paramount Global	(977)	(86,115)	22,860	1.0%
Monolithic Power Systems Inc.	(72)	(85,900)	22,803	1.0%
F5 Inc.	(169)	(85,728)	22,757	1.0%
MongoDB Inc.	(78)	(83,808)	22,247	1.0%
Coty Inc.	(3,399)	(83,476)	22,159	1.0%
Silicon Laboratories Inc.	(199)	(81,228)	21,563	1.0%
Electronic Arts Inc.	(226)	(80,705)	21,424	0.9%
Datadog Inc.	(220)	(80,392)	21,341	0.9%
AmerisourceBergen Corp.	(167)	(76,574)	20,327	0.9%
Azenta Inc.	(328)	(74,562)	19,793	0.9%
Enphase Energy Inc.	(152)	(74,336)	19,733	0.9%
Maximus Inc.	(328)	(72,434)	19,228	0.8%
Dynatrace Inc.	(612)	(71,107)	18,876	0.8%
Zscaler Inc.	(116)	(70,986)	18,844	0.8%
United Natural Foods Inc.	(524)	(68,077)	18,071	0.8%
Trade Desk Inc./The	(374)	(66,683)	17,701	0.8%
iHeartMedia Inc.	(1,373)	(66,472)	17,645	0.8%
Synaptics Inc.	(146)	(65,679)	17,435	0.8%
Okta Inc.	(181)	(65,381)	17,356	0.8%
Incyte Corp.	(283)	(64,136)	17,025	0.8%
Take-Two Interactive Software Inc.	(177)	(63,937)	16,972	0.7%
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont'd)
Avalara Inc.	(276)	$(63,529)	$16,864	0.7%
StoneCo Ltd.	(2,224)	(63,431)	16,838	0.7%
Bill.com Holdings Inc.	(122)	(63,106)	16,752	0.7%
HubSpot Inc.	(52)	(60,079)	15,948	0.7%
Centene Corp.	(242)	(59,114)	15,692	0.7%
Lions Gate Entertainment Corp.	(1,549)	(58,956)	15,650	0.7%
Elastic NV	(253)	(58,443)	15,514	0.7%
Snowflake Inc.	(112)	(58,382)	15,498	0.7%
Other Securities	(33,977)	(4,164,759)	1,105,563	48.9%
		$(8,528,157)	$2,263,854
Accrued Net Interest Receivable/(Payable)			267,699
			$2,531,553
JPNBRMV3
Freeport-McMoRan Inc.	(19,958)	(1,992,236)	(534,443)	1.5%
Newmont Corp.	(10,735)	(1,925,241)	(516,471)	1.5%
Archer-Daniels-Midland Co.	(7,578)	(1,670,716)	(448,191)	1.3%
Analog Devices Inc.	(4,229)	(1,607,261)	(431,168)	1.2%
Nucor Corp.	(4,151)	(1,581,793)	(424,336)	1.2%
Kroger Co./The	(10,654)	(1,415,212)	(379,649)	1.1%
Williams Cos Inc./The	(15,968)	(1,347,922)	(361,597)	1.0%
Devon Energy Corp.	(9,246)	(1,323,999)	(355,180)	1.0%
Agilent Technologies Inc.	(4,440)	(1,303,679)	(349,729)	1.0%
Roper Technologies Inc.	(1,126)	(1,302,109)	(349,307)	1.0%
Synopsys Inc.	(1,834)	(1,294,935)	(347,383)	1.0%
IQVIA Holdings Inc.	(2,409)	(1,292,566)	(346,747)	1.0%
Dollar Tree Inc.	(2,701)	(1,080,001)	(289,724)	0.8%
M&T Bank Corp.	(2,514)	(1,031,324)	(276,666)	0.8%
Ameriprise Financial Inc.	(1,568)	(1,025,036)	(274,979)	0.8%
Arthur J Gallagher & Co.	(2,467)	(1,023,313)	(274,517)	0.8%
Motorola Solutions Inc.	(1,943)	(1,021,922)	(274,144)	0.8%
Fidelity National Information Services Inc.	(4,067)	(992,752)	(266,318)	0.8%
Fifth Third Bancorp.	(10,579)	(977,372)	(262,193)	0.8%
Parker-Hannifin Corp.	(1,454)	(969,180)	(259,995)	0.8%
Willis Towers Watson PLC	(1,788)	(945,542)	(253,654)	0.7%
PACCAR Inc.	(4,588)	(937,983)	(251,626)	0.7%
Corning Inc.	(10,715)	(928,226)	(249,009)	0.7%
Republic Services Inc.	(2,757)	(911,340)	(244,479)	0.7%
Tyson Foods Inc.	(3,924)	(899,901)	(241,410)	0.7%
Hess Corp.	(3,547)	(899,870)	(241,402)	0.7%
Ball Corp.	(4,490)	(897,039)	(240,642)	0.7%
Keysight Technologies Inc.	(2,566)	(886,118)	(237,712)	0.7%
Hartford Financial Services Group Inc./The	(4,835)	(832,323)	(223,281)	0.6%

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBRMV3 (cont'd)
Zimmer Biomet Holdings Inc.	(2,789)	$(828,982)	$(222,385)	0.6%
First Republic Bank/CA	(2,231)	(819,705)	(219,896)	0.6%
ConocoPhillips	(3,381)	(794,948)	(213,255)	0.6%
Marvell Technology Inc.	(5,559)	(794,740)	(213,199)	0.6%
Mosaic Co./The	(5,139)	(789,633)	(211,829)	0.6%
AMETEK Inc.	(2,514)	(781,274)	(209,587)	0.6%
CF Industries Holdings Inc.	(3,272)	(779,888)	(209,215)	0.6%
McCormick & Co Inc./MD	(3,116)	(771,546)	(206,977)	0.6%
Laboratory Corp of America Holdings	(1,299)	(768,356)	(206,121)	0.6%
Regions Financial Corp.	(14,163)	(722,385)	(193,789)	0.6%
Canadian Pacific Railway Ltd.	(3,966)	(715,784)	(192,018)	0.6%
Marathon Oil Corp.	(11,344)	(695,899)	(186,684)	0.5%
Albemarle Corp.	(1,446)	(686,271)	(184,101)	0.5%
Discover Financial Services	(2,456)	(679,912)	(182,395)	0.5%
KeyCorp.	(13,914)	(661,418)	(177,434)	0.5%
Hologic Inc.	(3,666)	(649,675)	(174,284)	0.5%
Dover Corp.	(1,961)	(643,447)	(172,613)	0.5%
STERIS PLC	(1,153)	(635,830)	(170,570)	0.5%
Principal Financial Group Inc.	(3,769)	(632,242)	(169,607)	0.5%
Cincinnati Financial Corp.	(2,089)	(630,692)	(169,191)	0.5%
Genuine Parts Co.	(1,970)	(630,580)	(169,161)	0.5%
Other Securities	(676,595)	(79,216,660)	(21,250,884)	62.0%
		$(128,646,778)	$(34,511,147)
Accrued Net Interest Receivable/(Payable)			58,870
			$(34,452,277)
Total Return Basket Swaps, at value			$32,860,508

(b)  The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)  Effective rate at April 30, 2022.

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Total return swap contracts ("total return swaps")

At April 30, 2022, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps — Short(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	S&P 500 Equal Weight Total Return Index	USD	(224,856,519)	5/4/2022	0.47%	0.15%	OBFR	1M/T	$(56,491,496)	$—	$(56,491,496)

(a)  The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity.

(b)  Effective rate at April 30, 2022.

At April 30, 2022, the Fund had cash collateral of $100,320,000 deposited in segregated accounts for JPMorgan Chase Bank N.A. and cash collateral of $3,490,000 received from Goldman Sachs International, to cover collateral requirements on over-the-counter derivatives.

For the six months ended April 30, 2022, the average notional value for the months the Fund had total return basket swaps and total return swaps outstanding was $(750,897,731) for short positions.

Purchased option contracts ("options purchased")

At April 30, 2022, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Capital Markets
iShares iBoxx High Yield Corporate Bond ETF	13,139	$103,180,567	$75	7/15/2022	$1,622,667
Total options purchased (cost $1,402,327)					$1,622,667

Written option contracts ("options written")

At April 30, 2022, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Capital Markets
iShares iBoxx High Yield Corporate Bond ETF	13,139	$(103,180,567)	$65	7/15/2022	$(315,336)
Total options written (premium received $271,046)					$(315,336)

For the six months ended April 30, 2022, average market value for the months where the Fund had options purchased and options written outstanding was $3,027,123 and $(2,175,142), respectively. At April 30, 2022, the Fund had securities pledged in the amount of $760,849,293 to cover collateral requirements for options written.

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund's investments as of April 30, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Aerospace & Defense	$17,653,260	$14,143,762	$—	$31,797,022
Computers	—	—	3,950,001	3,950,001
Hotels, Restaurants & Leisure	152,367,735	20,035,265	—	172,403,000
Oil, Gas & Consumable Fuels	95,943,087	—	3,245,256	99,188,343
Software	559,421,405	—	4,701,917	564,123,322
Specialty Retail	263,064,371	—	137,483,865	400,548,236
Other Common Stocks(a)	2,564,658,473	—	—	2,564,658,473
Total Common Stocks	3,653,108,331	34,179,027	149,381,039	3,836,668,397
Preferred Stocks(a)	—	—	58,417,075	58,417,075
Loan Assignments(a)	—	—	25,500,000	25,500,000
Corporate Bonds(a)	—	66,669,255	—	66,669,255
Master Limited Partnerships and Limited Partnerships(a)	135,274,644	—	—	135,274,644
Warrants
Diversified Consumer Services	—	3,403,870	—	3,403,870
Other Warrants(a)	623,426	—	—	623,426
Total Warrants	623,426	3,403,870	—	4,027,296
Short-Term Investments	—	1,191,549,666	—	1,191,549,666
Options Purchased(b)	1,622,667	—	—	1,622,667
Total Investments	$3,790,629,068	$1,295,801,818	$233,298,114	$5,319,729,000

(a)  The Consolidated Schedule of Investments provides information on the industry or sector categorization.

(b)  The "Purchased option contracts" table under Derivative Instruments provides information on the industry or sector categorization.

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

(c)  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance, as of 11/1/2021	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 4/30/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2022
Investments in Securities:
Common Stocks(d)(h)	$103,106	$—	$5,153	$39,386	$8,652	$(6,916)	$—	$—	$149,381	$39,386
Preferred Stocks(d)	36,016	—	—	(6,203)	38,007	—	—	(9,403)	58,417	(3,007)
Loan Assignments(d)	25,500	24	—	(24)	—	—	—	—	25,500	(24)
Options Purchased(h)	15	—	(603)	588	—	—	—	—	—	—
Warrants(h)	—	—	—	—	—	—	—	—	—	—
Total	$164,637	$24	$4,550	$33,747	$46,659	$(6,916)	$—	$(9,403)	$233,298	$36,355

(d)  Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 4/30/2022	Valuation approach	Unobservable input(s)	Input value/ range		Weighted average(f)		Impact to valuation from increase in input(g)
Common Stocks	$146,135,783	Market Approach	Transaction Price	$11.00 – $67.84		$65.95		Increase
Common Stocks	3,245,256	Market Approach	Enterprise value/EBITDA multiple(e) (EV/EBITDA)	11.0	x	11.0	x	Increase
Preferred Stocks	48,961,014	Market Approach	Transaction Price	$4.95 – $1,000		$478.60		Increase
Preferred Stocks	4,992,408	Market Approach	Enterprise value/Revenue multiple(e) (EV/Revenue)	5.6	x	5.6	x	Increase
			Expected Volatility	70.0%		70.0%		Decrease
			Option Term (Years)	2.5		2.5		Decrease
			Discount Rate	0.3%		0.3%		Decrease
Preferred Units	4,463,653	Market Approach	Transaction Price	$113.86		$113.86		Increase
Loan Assignments	25,500,000	Market Approach	Call Price	$102.00		$102.00		Decrease

(e)  Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(f)  The weighted averages disclosed in the table above were weighted by relative fair value.

(g)  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(h)  At the beginning of the period, these investments were valued in accordance with the procedures approved by the Board of Trustees.

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund's short investments as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(681,823,703)	$—	$—	$(681,823,703)
Corporate Bonds Sold Short(a)	—	(81,682,493)	—	(81,682,493)
Exchange-Traded Funds Sold Short	(42,500,791)	—	—	(42,500,791)
Total Short Positions	$(724,324,494)	$(81,682,493)	$—	$(806,006,987)

(a)  The Consolidated Schedule of Investments provides information on the industry or sector categorization.

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2022:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$15,630,329	$—	$—	$15,630,329
Swaps
Assets	—	78,191,657	—	78,191,657
Liabilities	—	(101,822,645)	—	(101,822,645)
Options Written
Liabilities	(315,336)	—	—	(315,336)
Total	$15,314,993	$(23,630,988)	$—	$(8,315,995)

(a)  Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Financial Statements

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^ (Unaudited) April 30, 2022

PRINCIPAL AMOUNT		VALUE
Corporate Bonds 14.5%
Diversified Financial Services 14.5%
$92,226,000	GS Finance Corp., 25.00%, due 2/16/2024 (Cost $92,478,797)	$85,227,692	(a)
U.S. Treasury Obligations 82.2%
	U.S. Treasury Notes
53,800,000	1.75%, due 6/15/2022	53,880,044
77,200,000	1.50%, due 9/15/2022	77,254,281	(b)
76,000,000	1.63%, due 12/15/2022	76,000,000	(b)
77,600,000	0.50%, due 3/15/2023	76,608,781
65,600,000	0.25%, due 6/15/2023	64,157,312
139,100,000	0.13%, due 9/15/2023-12/15/2023	134,292,836	(b)
	Total U.S. Treasury Obligations (Cost $489,505,864)	482,193,254
NUMBER OF SHARES
Short-Term Investments 7.8%
Investment Companies 7.8%
45,935,907	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.29%(c) (Cost $45,935,907)	45,935,907	(d)
	Total Investments 104.5% (Cost $627,920,568)	613,356,853
	Liabilities Less Other Assets (4.5)%	(26,649,470	)(e)
	Net Assets 100.0%	$586,707,383

(a)  Value determined using significant unobservable inputs.

(b)  All or a portion of this security is pledged as collateral for options written.

(c)  Represents 7-day effective yield as of April 30, 2022.

(d)  All or a portion of this security is segregated in connection with obligations for options written with a total value of $45,935,907.

(e)  Includes the impact of the Fund's open positions in derivatives at April 30, 2022.

See Notes to Financial Statements

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^ (Unaudited) (cont'd)

Derivative Instruments

Written option contracts ("options written")

At April 30, 2022, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
S&P 500 Index	47	$(19,420,071)	$4,180	5/6/2022	$(336,637)
S&P 500 Index	95	(39,253,335)	4,220	5/6/2022	(1,108,650)
S&P 500 Index	147	(60,739,371)	4,225	5/6/2022	(1,764,000)
S&P 500 Index	7	(2,892,351)	4,275	5/6/2022	(108,150)
S&P 500 Index	4	(1,652,772)	4,325	5/6/2022	(77,840)
S&P 500 Index	42	(17,354,106)	4,465	5/6/2022	(1,369,200)
S&P 500 Index	5	(2,065,965)	4,490	5/6/2022	(175,225)
S&P 500 Index	1	(413,193)	4,180	5/13/2022	(9,580)
S&P 500 Index	2	(826,386)	4,220	5/13/2022	(27,790)
S&P 500 Index	278	(114,867,654)	4,420	5/13/2022	(8,003,620)
S&P 500 Index	19	(7,850,667)	4,430	5/13/2022	(564,490)
S&P 500 Index	52	(21,486,036)	4,435	5/13/2022	(1,568,840)
S&P 500 Index	1	(413,193)	4,505	5/13/2022	(36,985)
S&P 500 Index	140	(57,847,020)	4,325	5/20/2022	(3,063,900)
S&P 500 Index	83	(34,295,019)	4,380	5/20/2022	(2,163,810)
S&P 500 Index	134	(55,367,862)	4,395	5/20/2022	(3,658,870)
S&P 500 Index	3	(1,239,579)	4,420	5/20/2022	(88,230)
S&P 500 Index	2	(826,386)	4,445	5/20/2022	(63,240)
S&P 500 Index	136	(56,194,248)	4,185	5/27/2022	(1,766,194)
S&P 500 Index	71	(29,336,703)	4,220	5/27/2022	(1,196,350)
S&P 500 Index	100	(41,319,300)	4,230	5/27/2022	(1,736,000)
S&P 500 Index	36	(14,874,948)	4,275	5/27/2022	(713,880)
S&P 500 Index	6	(2,479,158)	4,280	5/27/2022	(120,900)
S&P 500 Index	20	(8,263,860)	4,325	5/27/2022	(459,000)
S&P 500 Index	4	(1,652,772)	4,185	6/3/2022	(56,038)
Total options written (premium received $15,120,781)					$(30,237,419)

For the six months ended April 30, 2022, the average market value for the months where the Fund had options written outstanding was $(11,624,384). At April 30, 2022, the Fund had securities pledged in the amount of $127,956,422 to cover collateral requirements for options written.

See Notes to Financial Statements

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund's investments as of April 30, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Corporate Bonds(a)	$—	$—	$85,227,692	$85,227,692
U.S. Treasury Obligations	—	482,193,254	—	482,193,254
Short-Term Investments	—	45,935,907	—	45,935,907
Total Investments	$—	$528,129,161	$85,227,692	$613,356,853

(a)  The Schedule of Investments provides information on the industry or sector categorization.

(b)  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance, as of 11/1/2021	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 4/30/2022	Net change in unrealized appreciation/ (depreciation) from investments still held at 4/30/2022
Investments in Securities:
Corporate Bonds(c)	$—	$(21)	$—	$(7,251)	$92,500	$—	$—	$—	$85,228	$(7,251)
Total	$—	$(21)	$—	$(7,251)	$92,500	$—	$—	$—	$85,228	$(7,251)

(c)  Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2022:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(30,237,419)	$—	$—	$(30,237,419)
Total	$(30,237,419)	$—	$—	$(30,237,419)

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Statements of Assets and Liabilities (Unaudited)

Neuberger Berman Alternative Funds

	COMMODITY STRATEGY FUND**	GLOBAL ALLOCATION FUND	LONG SHORT FUND**	U.S. EQUITY INDEX PUTWRITE STRATEGY FUND
	April 30, 2022	April 30, 2022	April 30, 2022	April 30, 2022
Assets
Investments in securities, at value*† (Note A)— see Schedule of Investments:
Unaffiliated issuers(a)	$228,668,191	$8,917,007	$5,319,729,000	$613,356,853
Cash	1,858	550	883,831	550
Foreign currency(b)	—	15,863	2,739	—
Cash collateral segregated for futures contracts (Note A)	4,147,789	—	37,113,791	—
Receivable from broker (Note A)	—	—	583,939,254	—
Cash collateral segregated for over-the-counter derivatives (Note A)	—	—	100,320,000	—
Dividends and interest receivable	394,884	30,573	5,995,823	4,947,829
Receivable for securities sold	—	879	56,876,228	2,168,450
Receivable for accumulated variation margin on futures contracts (Note A)	19,996,989	129,472	15,630,329	—
Receivable from Management—net (Note B)	32,356	28,040	—	—
Receivable for Fund shares sold	160,422	250	10,204,282	1,060,282
Receivable for securities lending income (Note A)	—	—	6,151	—
Over-the-counter swap contracts, at value (Note A)	—	—	78,191,657	—
Prepaid expenses and other assets	25,663	47,930	115,596	79,037
Total Assets	253,428,152	9,170,564	6,209,008,681	621,613,001
Liabilities
Investments sold short, at value(c) (Note A)	—	—	806,006,987	—
Over-the-counter swap contracts, at value (Note A)	—	—	101,822,645	—
Dividends and interest payable for short sales	—	—	2,434,792	—
Cash collateral segregated for over-the-counter derivatives due to broker (Note A)	—	—	3,490,000	—
Cash collateral segregated for futures contracts due to broker (Note A)	—	16,457	—	—
Payable to investment manager—net (Notes A & B)	100,306	4,262	4,746,643	225,697
Option contracts written, at value(d) (Note A)	—	—	315,336	30,237,419
Payable for securities purchased	4,222,631	10,380	42,473,772	3,897,788
Payable for Fund shares redeemed	64,305	—	2,952,473	406,500
Payable to administrator—net (Note B)	—	—	749,014	45,223
Payable to trustees	2,724	2,778	813	2,593
Payable for audit fees	35,447	28,958	28,958	22,926
Payable for custodian fees	34,162	39,551	270,610	33,126
Payable for legal fees	57,713	31,337	30,599	28,051
Payable for loaned securities collateral (Note A)	—	—	17,987,310	—
Other accrued expenses and payables	810	573	72,738	6,295
Total Liabilities	4,518,098	134,296	983,382,690	34,905,618
Net Assets	$248,910,054	$9,036,268	$5,225,625,991	$586,707,383

See Notes to Financial Statements

Statements of Assets and Liabilities (Unaudited) (cont'd)

Neuberger Berman Alternative Funds (cont'd)

	COMMODITY STRATEGY FUND**	GLOBAL ALLOCATION FUND	LONG SHORT FUND**	U.S. EQUITY INDEX PUTWRITE STRATEGY FUND
	April 30, 2022	April 30, 2022	April 30, 2022	April 30, 2022
Net Assets consist of:
Paid-in capital	$267,010,261	$8,890,664	$4,119,526,073	$630,223,233
Total distributable earnings/(losses)	(18,100,207)	145,604	1,106,099,918	(43,515,850)
Net Assets	$248,910,054	$9,036,268	$5,225,625,991	$586,707,383
Net Assets
Institutional Class	$214,172,387	$7,124,988	$5,017,180,350	$311,403,902
Class A	34,495,769	1,149,735	156,877,939	6,103,601
Class C	241,898	735,203	51,567,702	1,333,574
Class R6	—	26,342	—	267,866,306
Shares Outstanding ($.001 par value; unlimited shares authorized)
Institutional Class	33,106,595	640,552	296,151,351	29,050,343
Class A	5,480,236	104,136	9,385,098	572,216
Class C	38,596	68,686	3,173,482	128,322
Class R6	—	2,367	—	24,953,452
Net Asset Value, offering and redemption price per share
Institutional Class	$6.47	$11.12	$16.94	$10.72
Class R6	—	11.13	—	10.73
Net Asset Value and redemption price per share
Class A	$6.29	$11.04	$16.72	$10.67
Offering Price per share
Class A‡	$6.67	$11.71	$17.74	$11.32
Net Asset Value and offering price per share
Class C^	$6.27	$10.70	$16.25	$10.39
†Securities on loan, at value:
Unaffiliated issuers	$—	$—	$15,839,734	$—
*Cost of Investments:
(a) Unaffiliated issuers	$229,311,642	$9,100,825	$4,601,903,304	$627,920,568
(b) Total cost of foreign currency	$—	$17,333	$2,740	$—
(c) Proceeds from investments sold short	$—	$—	$884,757,292	$—
(d) Premium received from option contracts written	$—	$—	$271,046	$15,120,781

**  Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.

‡  On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.

^  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements

Statements of Operations (Unaudited)

Neuberger Berman Alternative Funds

	COMMODITY STRATEGY FUND(a)	GLOBAL ALLOCATION FUND	LONG SHORT FUND(a)	U.S. EQUITY INDEX PUTWRITE STRATEGY FUND
	For the Six Months Ended April 30, 2022	For the Six Months Ended April 30, 2022	For the Six Months Ended April 30, 2022	For the Six Months Ended April 30, 2022
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$—	$94,792	$28,542,045	$—
Interest and other income—unaffiliated issuers	378,337	26,139	7,682,370	4,858,321
Income from securities loaned—net	—	—	86,011	—
Foreign taxes withheld	—	(5,337)	(297,697)	—
Total income	$378,337	$115,594	$36,012,729	$4,858,321
Expenses:
Investment management fees (Notes A & B)	485,625	27,848	28,821,141	1,238,787
Administration fees (Note B):
Institutional Class	123,625	6,018	3,817,119	225,406
Class A	38,154	1,559	204,974	7,892
Class C	97	1,135	69,766	1,599
Class R6	—	8	—	60,682
Distribution fees (Note B):
Class A	36,687	1,499	197,091	7,589
Class C	375	4,367	268,330	6,150
Shareholder servicing agent fees:
Institutional Class	1,425	199	12,385	769
Class A	2,852	320	2,271	555
Class C	76	153	994	266
Class R6	—	57	—	700
Audit fees	36,447	30,708	37,788	23,926
Subsidiary Administration Fees	24,795	—	—	—
Custodian and accounting fees	49,080	62,706	438,534	52,800
Insurance	1,997	140	63,036	5,392
Legal fees	75,370	35,938	35,223	33,360
Registration and filing fees	28,074	31,861	86,958	53,613
Shareholder reports	9,324	1,020	86,703	5,291
Trustees' fees and expenses	22,304	22,304	22,362	22,309
Dividend and interest expense on securities sold short (Note A)	—	—	10,495,168	—
Interest	152	—	48,841	—
Miscellaneous and other fees (Note A)	5,972	3,331	113,193	21,284
Total expenses	942,431	231,171	44,821,877	1,768,370
Expenses reimbursed by Management (Note B)	(178,136)	(186,030)	—	(68,530)
Total net expenses	764,295	45,141	44,821,877	1,699,840
Net investment income/(loss)	$(385,958)	$70,453	$(8,809,148)	$3,158,481

See Notes to Financial Statements

Statements of Operations (Unaudited) (cont'd)

Neuberger Berman Alternative Funds (cont'd)

	COMMODITY STRATEGY FUND(a)	GLOBAL ALLOCATION FUND	LONG SHORT FUND(a)	U.S. EQUITY INDEX PUTWRITE STRATEGY FUND
	For the Six Months Ended April 30, 2022	For the Six Months Ended April 30, 2022	For the Six Months Ended April 30, 2022	For the Six Months Ended April 30, 2022
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(31,205)	174,890	143,801,741	11,244
Closed short positions of unaffiliated issuers	—	—	30,311,864	—
Settlement of forward foreign currency contracts	—	9,798	—	—
Settlement of foreign currency transactions	—	(276)	(19,758)	—
Expiration or closing of futures contracts	31,977,569	30,527	44,996,248	—
Expiration or closing of option contracts written	—	(8,260)	548,254	(12,058,919)
Expiration or closing of swap contracts	—	(8,678)	(19,239,430)	—
Change in net unrealized appreciation/ (depreciation) in value of:
Investment securities of unaffiliated issuers	(746,689)	(1,245,486)	(801,611,290)	(14,535,896)
Short positions of unaffiliated issuers	—	—	124,916,401	—
Forward foreign currency contracts	—	1,478	—	—
Foreign currency translations	—	(1,996)	(142)	—
Futures contracts	14,949,802	127,500	42,310,492	—
Option contracts written	—	—	(259,875)	(18,425,194)
Swap contracts	—	(4,396)	117,659,894	—
Net gain/(loss) on investments	46,149,477	(924,899)	(316,585,601)	(45,008,765)
Net increase/(decrease) in net assets resulting from operations	$45,763,519	$(854,446)	$(325,394,749)	$(41,850,284)

(a) Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

Statements of Changes in Net Assets

Neuberger Berman Alternative Funds

	COMMODITY STRATEGY FUND(a)			GLOBAL ALLOCATION FUND		LONG SHORT FUND		U.S. EQUITY INDEX PUTWRITE STRATEGY FUND
	Six Months Ended April 30, 2022 (Unaudited)	Fiscal Year Ended October 31, 2021		Six Months Ended April 30, 2022 (Unaudited)	Fiscal Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)(a)	Fiscal Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Fiscal Year Ended October 31, 2021
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$(385,958)	$(605,753)		$70,453	$108,769	$(8,809,148)	$(5,802,823)	$3,158,481	$466,014
Net realized gain/(loss) on investments	31,946,364	56,535,991		198,001	1,711,202	200,398,919	34,803,231	(12,047,675)	89,259,513
Change in net unrealized appreciation/(depreciation) of investments	14,203,113	2,323,541		(1,122,900)	484,906	(516,984,520)	654,256,671	(32,961,090)	6,432,262
Net increase/(decrease) in net assets resulting from operations	45,763,519	58,253,779		(854,446)	2,304,877	(325,394,749)	683,257,079	(41,850,284)	96,157,789
Distributions to Shareholders From (Note A):
Distributable earnings:
Institutional Class	(46,096,951)	(575,526)		(1,233,467)	(131,491)	(58,747,314)	(83,708,582)	(49,113,155)	(367,165)
Class A	(9,160,442)	(66,009)		(162,665)	(20,127)	(1,833,236)	(2,671,289)	(1,049,045)	(244)
Class C	(13,555)	—	(b)	(120,231)	(14,091)	(648,991)	(1,306,112)	(205,872)	—
Class R6	—	—		(4,419)	(574)	—	—	(36,491,908)	(334,871)
Total distributions to shareholders	(55,270,948)	(641,535)		(1,520,782)	(166,283)	(61,229,541)	(87,685,983)	(86,859,980)	(702,280)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Institutional Class	79,757,920	44,013,444		1,005,639	1,562,220	859,032,650	1,868,129,701	96,226,513	83,049,271
Class A	6,891,080	6,431,839		108,367	232,033	23,403,293	77,844,591	1,538,738	1,655,352
Class C	193,112	35,000	(b)	45,910	—	5,543,116	14,452,872	315,519	232,994
Class R6	—	—		—	—	—	—	155,503,802	103,872,869
Proceeds from reinvestment of dividends and distributions:
Institutional Class	45,825,965	569,330		1,233,467	131,491	34,762,818	47,395,312	48,916,873	362,294
Class A	9,129,267	66,000		157,153	19,895	1,404,540	1,743,155	1,046,238	242
Class C	9,547	—	(b)	118,291	13,857	485,715	1,112,667	185,023	—
Class R6	—	—		—	—	—	—	36,291,033	334,797
Payments for shares redeemed:
Institutional Class	(51,463,279)	(34,656,618)		(1,935,688)	(1,676,434)	(697,629,087)	(927,728,474)	(48,988,083)	(91,014,310)
Class A	(6,032,007)	(7,764,625)		(123,355)	(396,355)	(15,034,624)	(33,084,185)	(646,797)	(1,455,785)
Class C	(2,411)	(8,422	)(b)	(208,093)	(811,306)	(7,314,260)	(20,320,467)	(37,201)	(105,028)
Class R6	—	—		—	—	—	—	(70,839,713)	(40,881,368)
Net increase/(decrease) from Fund share transactions	84,309,194	8,685,948		401,691	(924,599)	204,654,161	1,029,545,172	219,511,945	56,051,328
Net Increase/(Decrease) in Net Assets	74,801,765	66,298,192		(1,973,537)	1,213,995	(181,970,129)	1,625,116,268	90,801,681	151,506,837
Net Assets:
Beginning of period	174,108,289	107,810,097		11,009,805	9,795,810	5,407,596,120	3,782,479,852	495,905,702	344,398,865
End of period	$248,910,054	$174,108,289		$9,036,268	$11,009,805	$5,225,625,991	$5,407,596,120	$586,707,383	$495,905,702

(a) Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.

(b) Neuberger Berman Commodity Strategy Fund Class C shares were fully redeemed on February 2, 2021. Operations recommenced on March 24, 2021. The data includes transactions for the full period ended October 31, 2021.
See Notes to Financial Statements

Notes to Financial Statements Alternative and Multi-Asset Class Fundsß (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Alternative Funds (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Each of Neuberger Berman Commodity Strategy Fund ("Commodity Strategy"), Neuberger Berman Global Allocation Fund ("Global Allocation"), Neuberger Berman Long Short Fund ("Long Short"), and Neuberger Berman U.S. Equity Index PutWrite Strategy Fund ("U.S. Equity Index PutWrite Strategy") (each individually a "Fund," and collectively, the "Funds") is a separate operating series of the Trust. Under the 1940 Act, the status of a Fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified Fund (Commodity Strategy, Global Allocation and Long Short became diversified in August 2015, December 2013 and December 2014, respectively). U.S. Equity Index PutWrite Strategy is diversified. Each Fund offers Institutional Class shares, Class A shares and Class C shares. Global Allocation and U.S. Equity Index PutWrite Strategy also offer Class R6 shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Commodity Strategy invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the "CS Subsidiary"), which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the CS Subsidiary with the intent that Commodity Strategy will remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.

As of April 30, 2022, the value of Commodity Strategy's investment in the CS Subsidiary was as follows:

Investment in CS Subsidiary	Percentage of Net Assets
$45,561,354	18.3%

On February 25, 2022, to facilitate compliance with certain requirements necessary to maintain its regulated investment company ("RIC") status, Long Short formed NB A24 Long Short Blocker LLC (the "LS Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The LS Blocker is a wholly owned subsidiary of Long Short and Long Short will remain its sole member.

As of April 30, 2022, the value of Long Short's investment in the Blocker was as follows:

Investment in LS Blocker	Percentage of Net Assets
$4,451,645	0.1%

ß  Consolidated Notes to Financial Statements for Commodity Strategy and Long Short

2  Consolidation: The accompanying financial statements of Commodity Strategy and Long Short present the consolidated accounts of Commodity Strategy and the CS Subsidiary, Long Short and the LS Blocker. All intercompany accounts and transactions have been eliminated in consolidation.

3  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds' investments (long and short positions) in equity securities, exchange-traded funds ("ETFs"), preferred stocks, master limited partnerships and limited partnerships, warrants and exchange-traded options purchased and written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds' investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of total return swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

Publicly traded securities acquired via a private investment in public equity ("PIPE") transaction are typically valued at a discount to the market price of an issuer's common stock. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up time period and volatility of the underlying security (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Funds' investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. The Board has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund's share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund's share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund's share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating the rule.

4  Foreign currency translations: The accounting records of the Funds, the CS Subsidiary and the LS Blocker are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.

5  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as a Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which certain of the Funds participated as a class member. The amount of such proceeds for the six months ended April 30, 2022, was $502 for Global Allocation.

6  Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify for treatment as a RIC by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of April 30, 2022, the Funds did not have any unrecognized tax positions.

The CS Subsidiary is a controlled foreign corporation under the U.S. Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, Commodity Strategy will include in its taxable income its share of the CS Subsidiary's current earnings and profits (including net realized gains). Any deficit generated by the CS Subsidiary will be disregarded for purposes of computing Commodity Strategy's taxable income in the current period and also disregarded for all future periods.

The LS Blocker is taxed as a corporation under the U.S. Internal Revenue Code. As a U.S. shareholder of a corporation, Long Short will include in its taxable income its share of the LS Blocker's current earnings and profits (including net realized gains). Any deficit generated by the LS Blocker will be disregarded for purposes of computing Long Short's taxable income in the current period and also disregarded for all future periods.

For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at April 30, 2022 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Commodity Strategy	$295,775,365	$30,947,191	$78,026,095	$(47,141,466)
Global Allocation	9,123,196	727,635	804,352	(76,717)
Long Short	4,628,103,439	1,168,715,159	238,192,858	930,522,301
U.S. Equity Index PutWrite Strategy	627,920,568	27,631	48,137,321	(48,109,690)

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds. For the year ended October 31, 2021, the Funds recorded permanent reclassifications primarily related to one or more of the following: wholly owned subsidiary income and gain (loss), prior year true up adjustments, net operating losses written off, taxable overdistribution, and deemed distribution on shareholder redemptions. For the year ended October 31, 2021, the Funds recorded the following permanent reclassifications:

	Paid-in Capital	Total Distributable Earnings/(Losses)
Commodity Strategy	$61,039,804	$(61,039,804)
Global Allocation	136,810	(136,810)
Long Short	(206,228,124)	206,228,124
U.S. Equity Index PutWrite Strategy	12,394,717	(12,394,717)

The tax character of distributions paid during the years ended October 31, 2021, and October 31, 2020, was as follows:

	Distributions Paid From:
	Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
	2021	2020	2021	2020	2021	2020	2021	2020
Commodity Strategy	$641,535	$2,593,247	$—	$—	$—	$—	$641,535	$2,593,247
Global Allocation	166,283	290,984	—	192,059	—	—	166,283	483,043
Long Short	—	—	87,685,983	53,098,592	—	—	87,685,983	53,098,592
U.S. Equity Index PutWrite Strategy	702,280	9,063,074	—	5,850,166	—	50,804	702,280	14,964,044

As of October 31, 2021, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
Commodity Strategy	$55,270,497	$—	$(61,313,298)	$(2,549,671)	$(306)	$(8,592,778)
Global Allocation	764,266	731,246	1,038,659	(10,842)	(2,497)	2,520,832
Long Short	—	61,216,234	1,447,286,351	(15,761,655)	(16,722)	1,492,724,208
U.S. Equity Index PutWrite Strategy	38,742,222	46,483,437	(27,819)	—	(3,426)	85,194,414

The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and recognized on wash sales, straddles and unsettled short sales, mark-to-market adjustments on swaps, futures, forward FX contracts, options and passive foreign investment companies ("PFIC"), amortization of organizational expenses, amortization of bond premium, wholly owned subsidiary inclusions, tax adjustments related to real estate investment trusts ("REITs"), short sales, partnerships, swap contracts and other investments.

To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2021, the below Fund(s) had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, as follows:

	Capital Loss Carryforwards
	Long-Term	Short-Term
Commodity Strategy	$121,014	$2,428,657

During the year ended October 31, 2021, Commodity Strategy, Global Allocation and U.S. Equity Index PutWrite Strategy utilized capital loss carryforwards of $66,793, $145,941 and $877,498, respectively.

Under the current tax rules, the Funds may defer any realized late-year ordinary losses as occurring on the first day of the following fiscal year. Late-year ordinary losses represent ordinary losses realized on investment transactions after December 31. For the year ended October 31, 2021, Long Short elected to defer as late-year ordinary losses of $14,151,095.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. At April 30, 2022, there were no outstanding balances of accrued capital gains taxes for any Fund.

As a result of several European Court of Justice ("ECJ") court cases in certain countries across the European Union ("EU"), certain of the Funds may file tax reclaims for previously withheld taxes on dividends earned in those countries ("ECJ tax reclaims"). These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims would be reflected as "Interest and other income—unaffiliated issuers" in the Statements of Operations and the cost to file these additional ECJ tax reclaims, if any, would be reflected as "Miscellaneous and other fees" in the Statements of Operations. When the ECJ tax reclaim is "more likely than not" to not be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the Statements of Assets and Liabilities.

8  Distributions to shareholders: Each Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income, if any, are recorded on the ex-date and generally distributed once a year (usually in December) for Commodity Strategy, Global Allocation, Long Short and quarterly for U.S. Equity Index PutWrite Strategy. Distributions from net realized capital gains, if any, generally are distributed once a year (usually in December) and are recorded on the ex-date.

For Funds that invest in REITs, these Funds pass through to their shareholders substantially all REIT distributions and other income they receive, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to these Funds until the following calendar year. For the year ended October 31, 2021, the character of distributions, if any, paid to shareholders of these Funds disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of these Funds' distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after each Fund's fiscal year-end. After calendar year-end, when these Funds learn the nature of the distributions paid by REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed these Funds of the actual breakdown of distributions paid to these Funds during their fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of these Funds' distributions as reported herein may differ from the final composition determined after calendar year-end and reported to these Funds shareholders on IRS Form 1099-DIV.

9  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., a Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. Each Fund's expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

10  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

11  When-issued/delayed delivery securities: Each Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to a Fund until payment takes place. At the time a Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-issued and delayed delivery transactions can have a leverage-like effect on a Fund, which can increase fluctuations in the Fund's NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Each Fund may also enter into a TBA agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by a Fund.

12  Securities sold short: Each Fund may engage in short sales, which are sales of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities decreases, a Fund will make a profit by purchasing the securities in the open market at a price lower than the one at which it sold the securities. If the price of the securities increases, a Fund may have to cover its short positions at a price higher than the short sale price, resulting in a loss. Gains are limited to the price at which a Fund sold the security short, while losses are potentially unlimited in size. The Funds pledge securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Funds and used to purchase additional securities or for any other purpose. Proceeds maintained by the lender are included in the "Cash collateral segregated for short sales" on the Statements of Assets and Liabilities. The Funds are required to segregate an amount of cash or liquid securities in an amount at least equal to the current market value of the securities sold short (less any additional collateral pledged to the lender). The Funds are contractually responsible to remit to the lender any dividends and interest payable on securities while those securities are being borrowed by the Fund. The Funds may receive or pay the net of the interest charged by the prime broker on the borrowed securities and a financing charge for the difference in the market value of the short position and the cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. These costs related to short sales (i.e., dividend and interest remitted to the lender and interest charged by the prime broker) are recorded as an expense of the Funds and are excluded from the contractual expense limitation. A net negative expense, if any, represents a gain to the Fund as the total cash rebates received exceeded the other costs related to short sales. The net amount of fees incurred during the six months ended April 30, 2022, are included in the "Dividend and interest expense on securities sold short" on the Statements of Operations and are as follows:

Long Short	$(3,259,394)

13  Private investment in public equity: The Funds may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last an uncertain amount of time and may be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect. Certain PIPE transactions could be treated and presented as derivatives or commitments on the statement of assets and liabilities based on the terms and considerations of each agreement.

14  Derivative instruments: Certain Funds' use of derivatives during the six months ended April 30, 2022, is described below. Please see the Schedule of Investments for each Fund's open positions in derivatives, if any, at April 30, 2022.

The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a Fund will use derivatives, may adversely affect a Fund's performance and may increase costs related to a Fund's use of derivatives.

Futures contracts: During the six months ended April 30, 2022, Commodity Strategy used commodity futures contracts including bitcoin futures contracts (through investments in the CS Subsidiary) to provide investment exposure to individual commodities, as well as to manage and/or adjust the risk profile of the Fund. During the six months ended April 30, 2022, Global Allocation used futures in an effort to enhance total return and to manage or adjust the risk profile and the investment exposure of the Fund to certain asset classes, countries and regions. In addition, Global Allocation also utilized futures to provide investment exposure to certain indices and markets other than the benchmark indices. During the six months ended April 30, 2022, Long Short used futures on broader market indices and U.S. Treasuries in an effort either to enhance returns or to manage or adjust the risk profile and the investment exposure of the Fund.

At the time a Fund or CS Subsidiary enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by a Fund or CS Subsidiary as unrealized gains or losses.

Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, a Fund or CS Subsidiary recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to a Fund or CS Subsidiary because the exchange's clearinghouse assumes the position of the counterparty in each transaction. Thus, a Fund or CS Subsidiary is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction. Commodity Strategy or CS Subsidiary may invest in cash-settled bitcoin futures that are traded on commodity exchanges registered with the Commodity Futures Trading Commission.

For U.S. federal income tax purposes, the futures transactions undertaken by a Fund or CS Subsidiary may cause the Fund or CS Subsidiary to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund or CS Subsidiary. Also, a Fund's or CS Subsidiary's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Fund's or CS Subsidiary's taxable income.

Forward foreign currency contracts: During the six months ended April 30, 2022, Global Allocation used forward FX contracts to obtain or reduce exposure to certain markets, establish net short or long positions for currencies and alter the Fund's exposure to markets and currencies.

A forward FX contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, and is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward FX contract fluctuates with changes in forward currency exchange rates. Forward FX contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain or loss. At the consummation of a forward FX contract to purchase or sell currency, a Fund may either exchange the currencies specified at the maturity of the forward FX contract or enter into a closing transaction involving the purchase or sale of an offsetting forward FX contract. Closing transactions with respect to forward FX contracts are usually performed with the counterparty to the original forward FX contract. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in "Net realized gain/(loss) on settlement of forward foreign currency contracts" in the Statements of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund's Statement of Assets and Liabilities. In addition, a Fund could be exposed to risks associated with fluctuations in foreign currency and the risk the counterparty will fail to fulfill its obligation.

Total return basket swap contracts: During the six months ended April 30, 2022, Global Allocation used total return basket swaps to provide investment exposure to certain investments, primarily equity securities. During the six months ended April 30, 2022, Long Short used total return basket swaps to increase returns, reduce risks and for hedging purposes. A Fund may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation/(depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as "financing costs". Positions within the swap are reset periodically, and financing costs are reset according to the terms of the contract. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Funds and the swap counterparty. For over-the-counter ("OTC") total return basket swaps, cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Funds and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gains (losses) on closing of swap contracts in the Statements of Operations.

Total return swap contracts: During the six months ended April 30, 2022, Global Allocation used total return swaps to enhance total return and obtain or reduce exposure to certain markets. During the six months ended April 30, 2022, Long Short used total return swaps to increase returns, reduce risks and for hedging purposes. Total return swaps involve commitments to pay fixed or floating rate interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment or make a payment to the counterparty, respectively. Certain risks may arise when entering into total return swap transactions, including counterparty default, liquidity or unfavorable changes in the value of the underlying reference security or index. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or (depreciation) in the Statements of Assets and Liabilities. Payments received or made at the end of each measurement period are recorded as realized gain or loss in the Statements of Operations. For OTC total return swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty.

Options: During the six months ended April 30, 2022, Global Allocation used options written to enhance total return, manage or adjust the risk profile of the Fund or the risk of individual positions, replace more traditional direct investments and obtain exposure to certain markets. During the six months ended April 30, 2022, Global Allocation used options purchased to enhance total return, manage or adjust the risk profile of the Fund, and replace more traditional direct investments. During the six months ended April 30, 2022, Long Short used options written to enhance total returns. During the six months ended April 30, 2022, Long Short used options purchased either for hedging purposes or to enhance total returns. During the six months ended April 30, 2022, U.S. Equity Index PutWrite Strategy used options written primarily to gain exposure to securities, markets, sectors or geographical areas and also to enhance total return and gain exposure more efficiently than through a direct purchase of the underlying security.

Premiums paid by a Fund upon purchasing a call or put option are recorded in the asset section of the Fund's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the asset is eliminated. For purchased call options, a Fund's loss is limited to the amount of the option premium paid.

Premiums received by a Fund upon writing a call option or a put option are recorded in the liability section of the Fund's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the liability is eliminated.

When a fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that a Fund has written expires unexercised, a Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.

At April 30, 2022, the Funds listed below had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

Asset Derivatives

Derivative Type	Statements of Assets and Liabilities Location	Interest Rate Risk	Currency Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Commodity Strategy
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$—	$—	$—	$—	$30,827,728	$30,827,728
Total Value—Assets		$—	$—	$—	$—	$30,827,728	$30,827,728
Global Allocation
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$121,570	$—	$—	$16,634	$—	$138,204
Total Value—Assets		$121,570	$—	$—	$16,634	$—	$138,204

Derivative Type	Statements of Assets and Liabilities Location	Interest Rate Risk	Currency Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Long Short
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$2,114,669	$—	$—	$13,515,660	$—	$15,630,329
Over-the-counter swaps	Over-the-counter swap contracts, at value(a)	—	—	—	78,191,657	—	78,191,657
Options purchased	Investments in securities, at value	—	—	1,622,667	—	—	1,622,667
Total Value—Assets		$2,114,669	$—	$1,622,667	$91,707,317	$—	$95,444,653
Liability Derivatives
Derivative Type	Statements of Assets and Liabilities Location	Interest Rate Risk	Currency Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Commodity Strategy
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$—	$—	$—	$—	$(10,830,739)	$(10,830,739)
Total Value—Liabilities		$—	$—	$—	$—	$(10,830,739)	$(10,830,739)
Global Allocation
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$—	$(2,567)	$—	$(6,165)	$—	$(8,732)
Total Value—Liabilities		$—	$(2,567)	$—	$(6,165)	$—	$(8,732)
Long Short
Over-the-counter swaps	Over-the-counter swap contracts, at value(a)	$—	$—	$—	$(101,822,645)	$—	$(101,822,645)
Options written	Option contracts written, at value	—	—	(315,336)	—	—	(315,336)
Total Value—Liabilities		$—	$—	$(315,336)	$(101,822,645)	$—	$(102,137,981)
U.S. Equity Index PutWrite Strategy
Options written	Option contracts written, at value	$—	$—	$—	$(30,237,419)	$—	$(30,237,419)
Total Value—Liabilities		$—	$—	$—	$(30,237,419)	$—	$(30,237,419)

(a)  "Over-the-counter swaps" reflect the cumulative unrealized appreciation/(depreciation) of the over-the-counter swap contracts plus accrued interest as of April 30, 2022.

The impact of the use of these derivative instruments on the Statements of Operations during the six months ended April 30, 2022, was as follows:

Realized Gain/(Loss)

Derivative Type	Statements of Operations Location	Interest Rate Risk	Currency Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Commodity Strategy
Futures	Net realized gain/(loss) on: Expiration or closing of futures contracts	$—	$—	$—	$—	$31,977,569	$31,977,569
Total Realized Gain/(Loss)		$—	$—	$—	$—	$31,977,569	$31,977,569
Global Allocation
Futures	Net realized gain/(loss) on: Expiration or closing of futures contracts	$57,315	$—	$—	$(26,788)	$—	$30,527
Forward FX contracts	Net realized gain/(loss) on: Settlement of forward foreign currency contracts	—	9,798	—	—	—	9,798
Swaps	Net realized gain/(loss) on: Expiration or closing of swap contracts	—	—	—	(8,678)	—	(8,678)
Options purchased	Net realized gain/(loss) on: Transactions in investment securities of unaffiliated issuers	—	—	—	(2,719)	—	(2,719)
Options written	Net realized gain/(loss) on: Expiration or closing of option contracts written	—	—	—	(8,260)	—	(8,260)
Total Realized Gain/(Loss)		$57,315	$9,798	$—	$(46,445)	$—	$20,668

Derivative Type	Statements of Operations Location	Interest Rate Risk	Currency Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Long Short
Futures	Net realized gain/(loss) on: Expiration or closing of futures contracts	$1,492,128	$—	$—	$43,504,120	$—	$44,996,248
Swaps	Net realized gain/(loss) on: Expiration or closing of swap contracts	—	—	—	(19,239,430)	—	(19,239,430)
Options purchased	Net realized gain/(loss) on: Transactions in investment securities of unaffiliated issuers	—	—	—	(2,096,101)	—	(2,096,101)
Options written	Net realized gain/(loss) on: Expiration or closing of option contracts written	—	—	—	548,254	—	548,254
Total Realized Gain/(Loss)		$1,492,128	$—	$—	$22,716,843	$—	$24,208,971
U.S. Equity Index PutWrite Strategy
Options written	Net realized gain/(loss) on: Expiration or closing of option contracts written	$—	$—	$—	$(12,058,919)	$—	$(12,058,919)
Total Realized Gain/(Loss)		$—	$—	$—	$(12,058,919)	$—	$(12,058,919)
Change in Appreciation/(Depreciation)
Derivative Type	Statements of Operations Location	Interest Rate Risk	Currency Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Commodity Strategy
Futures	Change in net unrealized appreciation/ (depreciation) in value of: Futures contracts	$—	$—	$—	$—	$14,949,802	$14,949,802
Total Change in Appreciation/ (Depreciation)		$—	$—	$—	$—	$—	$—

Derivative Type	Statements of Operations Location	Interest Rate Risk	Currency Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Global Allocation
Futures	Change in net unrealized appreciation/ (depreciation) in value of: Futures contracts	$117,031	$—	$—	$10,469	$—	$127,500
Forward FX contracts	Change in net unrealized appreciation/ (depreciation) in value of: Forward foreign currency contracts	—	1,478	—	—	—	1,478
Swaps	Change in net unrealized appreciation/ (depreciation) in value of: Swap contracts	—	—	—	(4,396)	—	(4,396)
Total Change in Appreciation/ (Depreciation)		$117,031	$1,478	$—	$6,073	$—	$124,582
Long Short
Futures	Change in net unrealized appreciation/ (depreciation) in value of: Futures contracts	$1,699,918	$—	$—	$40,610,574	$—	$42,310,492
Swaps	Change in net unrealized appreciation/ (depreciation) in value of: Swap contracts	—	—	—	117,659,894	—	117,659,894
Options purchased	Change in net unrealized appreciation/ (depreciation) in value of: Investment securities of unaffiliated issuers	—	—	220,340	(1,926,252)	—	(1,705,912)

Derivative Type	Statements of Operations Location	Interest Rate Risk	Currency Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Options written	Change in net unrealized appreciation/ (depreciation) in value of: Option contracts written	$—	$—	$(44,290)	$(215,585)	$—	$(259,875)
Total Change in Appreciation/ (Depreciation)		$1,699,918	$—	$176,050	$156,128,631	$—	$158,004,599
U.S. Equity Index PutWrite Strategy
Options written	Change in net unrealized appreciation/ (depreciation) in value of: Option contracts written	$—	$—	$—	$(18,425,194)	$—	$(18,425,194)
Total Change in Appreciation/ (Depreciation)		$—	$—	$—	$(18,425,194)	$—	$(18,425,194)

While the Funds may receive redeemable preference shares, rights and warrants in connection with their investments in securities, these preference shares, rights and warrants are not considered "derivative instruments" under ASC 815.

The Funds are required to disclose both gross and net information for assets and liabilities related to OTC derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting, or similar agreement. Global Allocation and Long Short held one or more of these investments at April 30, 2022. The Funds' OTC derivative assets and liabilities at fair value by type and securities lending assets are reported gross in the Statements of Assets and Liabilities. The following tables present derivative and securities lending assets and liabilities by counterparty, net of amounts available for offset under a master netting, or similar agreement and net of the related collateral received by a Fund for assets and pledged by a Fund for liabilities as of April 30, 2022.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Long Short
Over-the-counter swap contracts	$78,191,657	$—	$78,191,657
Securities lending	15,839,734	—	15,839,734
Total	$94,031,391	$—	$94,031,391

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Counterparty	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Cash Collateral Received(a)	Net Amount(b)
Long Short
GSI	$17,728,026	$(10,878,872)	$(3,490,000)	$3,359,154
JPM	60,463,631	(60,463,631)	—	—
SSB	15,839,734	—	(15,839,734)	—
Total	$94,031,391	$(71,342,503)	$(19,329,734)	$3,359,154

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Long Short
Over-the-counter swap contracts	$(101,822,645)	$—	$(101,822,645)
Total	$(101,822,645)	$—	$(101,822,645)

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Counterparty	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Cash Collateral Pledged(a)	Net Amount(c)
Long Short
GSI	$(10,878,872)	$10,878,872	$—	$—
JPM	(90,943,773)	60,463,631	30,480,142	—
Total	$(101,822,645)	$71,342,503	$30,480,142	$—

(a)  Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.

(b)  Net Amount represents amounts subject to loss as of April 30, 2022, in the event of a counterparty failure.

(c)  Net Amount represents amounts under-collateralized to each counterparty as of April 30, 2022.

15  Securities lending: Each Fund, using State Street as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender's fees. These fees, if any, would be disclosed within the Statements of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial cash collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day's market value of the loaned securities (105% in the case of international securities). Thereafter, the value of the cash collateral is monitored on a daily basis, and cash collateral is moved daily between a counterparty and a Fund until the close of the transaction. A Fund may only receive collateral in the form of cash (U.S. dollars). Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

As of April 30, 2022, the Fund listed below had outstanding loans of securities to certain approved brokers each with a value as follows:

Value of Securities Loaned
Long Short	$15,839,734

As of April 30, 2022, the Fund listed below had outstanding loans of securities to certain approved brokers for which it received collateral as follows:

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Common Stocks
Long Short	$17,987,310	$—	$—	$—	$17,987,310

(a)  Amounts represent the payable for loaned securities collateral received.

16  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

17  Investment company securities and exchange-traded funds: The Funds may invest in shares of other registered investment companies, including ETFs, within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4 under the 1940 Act, which became effective on January 19, 2022, or any other applicable exemptive relief. Prior to the effectiveness of Rule 12d1-4, a Fund was permitted to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of exemptive orders. These exemptive orders along with Rule 12d1-2 were rescinded upon the effectiveness of Rule 12d1-4. Rule 12d1-4 contains elements from the SEC's prior exemptive orders permitting fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.

18  Other: All net investment income and realized and unrealized capital gains and losses of each Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

Each Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, each Fund pays NBIA an investment management fee as a percentage of average daily net assets(a) according to the following table:

First $250 million	Next $250 million	Next $250 million	Next $250 million	Next $500 million	Next $500 million	Next $2 billion	Thereafter
For Commodity Strategy and CS Subsidiary:
0.50%	0.475%	0.45%	0.425%	0.40%	0.375%	0.375%	0.35%
For Global Allocation:
0.55%	0.55%	0.55%	0.55%	0.525%	0.525%	0.50%	0.50%
For Long Short:
1.20%	1.175%	1.15%	1.125%	1.10%	1.075%	1.075%	1.05%
For U.S. Equity Index PutWrite Strategy:
0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%

(a)  Less the NAV of the CS Subsidiary for Commodity Strategy.

Accordingly, for the six months ended April 30, 2022, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of each Fund's average daily net assets(a), as follows:

Effective Rate
Commodity Strategy	0.50%
CS Subsidiary	0.50%
Global Allocation	0.55%
Long Short	1.09%

(a)  Less the NAV of the CS Subsidiary for Commodity Strategy.

Each Fund retains NBIA as its administrator under an Administration Agreement. The administration fee is assessed at the class level and each share class of a Fund, as applicable, pays NBIA an annual administration fee equal to the following: 0.26% for each of Class A and Class C; 0.15% for Institutional Class; and 0.05% for Class R6, each as a percentage of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.

NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Institutional Class, Class A, Class C and Class R6 of each Fund that offers those classes so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The expenses of the CS Subsidiary are included in the total expenses used to calculate the reimbursement, which Commodity Strategy has agreed to share with the CS Subsidiary. For the six months ended April 30, 2022, the expenses of the CS Subsidiary amounted to $134,064. The expenses of the

LS Blocker are included in the total expenses used to calculate the reimbursement, if any, which Long Short has agreed to share with the LS Blocker. For the period ended April 30, 2022, the expenses of the LS Blocker amounted to $12,008.

At April 30, 2022, contingent liabilities to NBIA under the agreements were as follows:

				Expenses Reimbursed in Year Ended October 31,
				2019	2020	2021	2022
				Subject to Repayment Until October 31,
Class	Contractual Expense Limitation(a)		Expiration	2022	2023	2024	2025
Commodity Strategy Institutional Class	0.73%		10/31/25	$267,105	$291,571	$300,249	$148,766
Commodity Strategy Class A	1.09%		10/31/25	88,930	52,155	63,318	29,227
Commodity Strategy Class C(d)	1.84%		10/31/25	—	—	237	131
Global Allocation Institutional Class	0.75%		10/31/25	314,674	315,601	288,277	146,885
Global Allocation Class A	1.11%		10/31/25	63,743	48,217	48,692	22,405
Global Allocation Class C	1.86%		10/31/25	53,469	51,809	46,103	16145
Global Allocation Class R6	0.65%		10/31/25	604 (c)	826	1,266	595
Long Short Institutional Class	1.70%		10/31/25	—	—	—	—
Long Short Class A	2.06%		10/31/25	—	—	—	—
Long Short Class C	2.81%		10/31/25	—	—	—	—
U.S. Equity Index PutWrite Strategy Institutional Class	0.65%		10/31/25	245,105	209,397	103,376	36,787
U.S. Equity Index PutWrite Strategy Class A	1.01%		10/31/25	27,065	18,661	2,636	1,283
U.S. Equity Index PutWrite Strategy Class C	1.76%		10/31/25	1,602	1,166	906	418
U.S. Equity Index PutWrite Strategy Class R6	0.55	%(b)	10/31/25	21,621	22,860	63,224	30,042

(a)  Expense limitation per annum of the respective class's average daily net assets.

(b)  Classes that have had changes to their respective limitations are noted below.

Class	Expense Limitation	Prior to
U.S. Equity Index PutWrite Strategy Class R6	0.58%	12/6/18

(c)  Period from January 18, 2019 (Commencement of Operations) to October 31, 2019.

(d)  Period from March 24, 2021 (Recommencement of Operations) to October 31, 2021.

Each Fund has agreed that each of its respective classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.

During the six months ended April 30, 2022, there was no repayment to NBIA under these agreements.

Each Fund also has a distribution agreement with Neuberger Berman BD LLC (the "Distributor") with respect to each class of shares. The Distributor acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below for Class A and Class C shares, and bears the advertising and promotion expenses.

However, the Distributor receives fees from Class A and Class C under their distribution plans (each a "Plan", collectively the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, the Distributor's activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, the Distributor receives from each of these classes a fee at the annual rate of 0.25% of Class A's and 1.00% of Class C's average daily net assets. The Distributor receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plans comply with those rules.

Class A shares of each Fund are generally sold with an initial sales charge of up to 5.75%. Class A shares of each Fund are generally sold with no contingent deferred sales charge ("CDSC"), except that a CDSC of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge. Class C shares of each Fund are sold with no initial sales charge and a 1.00% CDSC if shares are sold within one year after purchase.

For the six months ended April 30, 2022, the Distributor, acting as underwriter and broker-dealer, received net initial sales charges from the purchase of Class A shares and CDSCs from the redemption of Class A and Class C shares as follows:

	Underwriter
	Net Initial Sales Charge	CDSC
Commodity Strategy Class A	$635	$—
Commodity Strategy Class C	—	24
Global Allocation Class A	269	—
Global Allocation Class C	—	—
Long Short Class A	7,825	—
Long Short Class C	—	8,530
U.S. Equity Index PutWrite Strategy Class A	3,403	—
U.S. Equity Index PutWrite Strategy Class C	—	—

Note C—Securities Transactions:

During the six months ended April 30, 2022, there were purchase and sale transactions of long-term securities (excluding swaps, futures, forward FX contracts and written option contracts) as follows:

	Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations	Securities Sold Short	Covers on Securities Sold Short
Commodity Strategy	$—	$108,271,977	$—	$63,969,954	$—	$—
Global Allocation	863,433	2,518,095	896,788	3,320,156	—	—
Long Short	—	1,182,994,186	—	1,342,265,265	495,167,569	806,577,065
U.S. Equity Index PutWrite Strategy	106,326,813	92,499,446	93,934,242	—	—	—

During the six months ended April 30, 2022, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended April 30, 2022, and for the year ended October 31, 2021, was as follows:

	For the Six Months Ended April 30, 2022				For the Year Ended October 31, 2021
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Commodity Strategy(a)
Institutional Class	13,652,215	(8,688,275)	9,239,106	14,203,046	6,517,032	99,359	(5,307,408)	1,308,983
Class A	1,178,466	(1,081,278)	1,890,117	1,987,305	956,126	11,703	(1,163,240)	(195,411)
Class C	31,607	(395)	1,981	33,193	5,403	—	(1,445)	3,958
Global Allocation
Institutional Class	76,179	100,691	(157,302)	19,568	120,404	10,562	(133,090)	(2,124)
Class A	9,208	12,902	(9,913)	12,197	18,065	1,607	(30,367)	(10,695)
Class C	4,188	9,991	(9,913)	(3,796)	—	1,150	(64,511)	(63,361)
Class R6	—	—	—	—	—	—	—	—
Long Short
Institutional Class	48,977,384	1,961,784	(39,892,413)	11,046,755	109,562,327	2,858,583	(54,260,880)	58,160,030
Class A	1,350,330	80,214	(872,273)	558,271	4,645,499	106,031	(1,946,363)	2,805,167
Class C	326,459	28,471	(431,867)	(76,937)	873,895	68,896	(1,230,333)	(287,542)
U.S. Equity Index PutWrite Strategy
Institutional Class	8,175,001	4,214,882	(4,089,516)	8,300,367	6,431,784	29,823	(7,280,600)	(818,993)
Class A	124,535	90,526	(54,346)	160,715	126,357	21	(115,860)	10,518
Class C	28,182	16,403	(3,117)	41,468	18,406	—	(8,346)	10,060
Class R6	13,362,964	3,122,041	(6,104,771)	10,380,234	8,313,782	27,253	(3,239,531)	5,101,504

(a)  Commodity Strategy Class C shares were fully redeemed on February 2, 2021. Operations recommenced on March 24, 2021. The data includes share transactions for the full period ended October 31, 2021.

Note E—Line of Credit:

At April 30, 2022, each Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum; provided that should the Administrative Agent of the Credit Facility determine that the Eurodollar rate is unavailable, then the interest rate option described in (b) shall be replaced with a benchmark replacement determined to be applicable by such Administrative Agent. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. Each Fund that is a participant has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by such Fund and other costs incurred by such Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at April 30, 2022. During the six months ended April 30, 2022, no Fund utilized the Credit Facility.

Note F—Investments in Affiliates(a):

At April 30, 2022, affiliated persons owned outstanding shares of the following Funds:

Affiliated person(s) percentage ownership of outstanding shares
Commodity Strategy	1.95%
Global Allocation	0.66%
U.S. Equity Index PutWrite Strategy	0.02%

(a)  Affiliated persons, as defined in the 1940 Act.

Note G—Recent Accounting Pronouncement:

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 ("ASU 2021-01"), "Reference Rate Reform (Topic 848)". ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Funds' financial statements.

Note H—Change in Independent Auditors:

Effective on December 15, 2021, Tait, Weller & Baker LLP ("Tait") ceased to serve as the independent registered public accounting firm of Long Short (the "Change in Auditor Fund"). Tait did not resign and did not decline to stand for re-election. The decision to change independent registered public accounting firms was recommended by the Audit Committee of the Board and was approved by the Board.

Tait's reports on the Change in Auditor Fund's financial statements for the fiscal years ended October 31, 2021 and October 31, 2020 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle.

During the fiscal years ended October 31, 2021 and October 31, 2020 and during the subsequent interim period through December 15, 2021: (i) there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Tait, would have caused Tait to make reference to the subject matter of the disagreements in connection with its reports on the Change in Auditor Fund's financial statements for such periods; and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On December 15, 2021, the Audit Committee of the Board recommended, and the Board approved, the selection of Ernst & Young LLP ("EY") as the Change in Auditor Fund's independent registered public accounting firm for the fiscal year ended October 31, 2022. During the Change in Auditor Fund's fiscal years ended October 31, 2021 and October 31, 2020, and the subsequent period through December 15, 2021, neither the Change in Auditor Fund, nor anyone on their behalf consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Change in Auditor Fund's financial statements; or (ii) concerned the subject of a disagreement (as described in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Note I—Other Matters:

Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Funds and in turn, may impact the financial performance of the Funds.

Russia's Invasion of Ukraine: Russia's invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia's actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of a Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Note J—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding period.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)@	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[a]		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#	Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#		Ratio of Net Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
Commodity Strategy Fund[b]
Institutional Class
4/30/2022 (Unaudited)	$7.80	$(0.01)	$1.24	$1.23	$(2.56)	$—	$—	$(2.56)	$—	$6.47	25.72	%*	$214.2	0.91%**	0.91	%Ø**	0.73%**	0.73	%Ø**	(0.34	)%**	56%*	56	%Ø*
10/31/2021	$5.08	$(0.02)	$2.77	$2.75	$(0.03)	$—	$—	$(0.03)	$—	$7.80	54.44%[d]		$147.4	0.99%	0.99	%Ø	0.74%	0.74	%Ø	(0.36)%		56%	56	%Ø
10/31/2020	$6.00	$0.04	$(0.86)	$(0.82)	$(0.10)	$—	$—	$(0.10)	$—	$5.08	(13.98)%		$89.4	0.99%	0.99	%Ø	0.74%	0.74	%Ø	0.74%		109%	109	%Ø
10/31/2019	$6.19	$0.12	$(0.16)	$(0.04)	$(0.15)	$(0.00)	$—	$(0.15)	$—	$6.00	(0.41)%		$145.3	0.96%	0.96	%Ø	0.74%	0.74	%Ø	1.99%		88%	88	%Ø
10/31/2018	$6.36	$0.08	$(0.01)	$0.07	$(0.24)	$—	$—	$(0.24)	$—	$6.19	1.19%		$100.3	0.98%	0.98	%Ø	0.74%	0.74	%Ø	1.31%		107%	107	%Ø
10/31/2017	$5.99	$0.02	$0.35	$0.37	$—	$—	$—	$—	$—	$6.36	6.18%		$83.1	1.18%	1.18	%Ø	0.85%	0.85	%Ø	0.36%		105%	105	%Ø
Class A
4/30/2022 (Unaudited)	$7.64	$(0.02)	$1.20	$1.18	$(2.53)	$—	$—	$(2.53)	$—	$6.29	25.52	%*	$34.5	1.29%**	1.29	%Ø**	1.09%**	1.09	%Ø**	(0.71	)%**	56%*	56	%Ø*
10/31/2021	$4.99	$(0.05)	$2.72	$2.67	$(0.02)	$—	$—	$(0.02)	$—	$7.64	53.60%[d]		$26.7	1.37%	1.37	%Ø	1.10%	1.10	%Ø	(0.72)%		56%	56	%Ø
10/31/2020	$5.89	$0.02	$(0.85)	$(0.83)	$(0.07)	$—	$—	$(0.07)	$—	$4.99	(14.29)%		$18.4	1.36%	1.36	%Ø	1.10%	1.10	%Ø	0.34%		109%	109	%Ø
10/31/2019	$6.07	$0.09	$(0.14)	$(0.05)	$(0.13)	$(0.00)	$—	$(0.13)	$—	$5.89	(0.64)%		$22.5	1.37%	1.37	%Ø	1.09%	1.09	%Ø	1.65%		88%	88	%Ø
10/31/2018	$6.24	$0.06	$(0.01)	$0.05	$(0.22)	$—	$—	$(0.22)	$—	$6.07	0.81%		$47.9	1.35%	1.35	%Ø	1.10%	1.10	%Ø	0.95%		107%	107	%Ø
10/31/2017	$5.90	$(0.00)	$0.34	$0.34	$—	$—	$—	$—	$—	$6.24	5.76%		$42.4	1.56%	1.56	%Ø	1.21%	1.21	%Ø	(0.02)%		105%	105	%Ø
Class C
4/30/2022 (Unaudited)[j]	$7.62	$(0.04)	$1.20	$1.16	$(2.51)	$—	$—	$(2.51)	$—	$6.27	25.11	%*	$0.2	2.22%**	2.22	%Ø**	1.84%**	1.84	%Ø**	(1.36	)%**	56%*	56	%*Ø
10/31/2021	$6.26	$(0.07)	$1.43	$1.36	$—	$—	$—	$—	$—	$7.62	21.73	%[d]*	$0.0	2.97%**	2.97	%Ø**	1.86%**	1.86	%Ø**	(1.55	)%**	56%*	56	%*^^Ø
10/31/2020	$5.66	$(0.01)	$(0.84)	$(0.85)	$(0.03)	$—	$—	$(0.03)	$—	$4.78	(15.05)%		$0.0	2.31%	2.31	%Ø	1.86%	1.86	%Ø	(0.23)%		109%	109	%Ø
10/31/2019	$5.83	$0.05	$(0.14)	$(0.09)	$(0.08)	$(0.00)	$—	$(0.08)	$—	$5.66	(1.51)%		$0.0	2.32%	2.32	%Ø	1.84%	1.84	%Ø	0.88%		88%	88	%Ø
10/31/2018	$5.95	$0.01	$—	$0.01	$(0.13)	$—	$—	$(0.13)	$—	$5.83	0.15%		$0.0	2.34%	2.34	%Ø	1.85%	1.85	%Ø	0.19%		107%	107	%Ø
10/31/2017	$5.71	$(0.05)	$0.29	$0.24	$—	$—	$—	$—	$—	$5.95	4.20%		$0.0	3.20%	3.20	%Ø	2.03%	2.03	%Ø	(0.92)%		105%	105	%Ø

See Notes to Financial Highlights

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)@	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[a]		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#	Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#		Ratio of Net Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)		Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
Global Allocation Fund
Institutional Class
4/30/2022 (Unaudited)	$14.04	$0.09	$(1.16)	$(1.07)	$(0.19)	$(1.66)	$—	$(1.85)	$—	$11.12	(8.81	)%*[d]	$7.1	4.41%**	4.41	%Ø**	0.75%**	0.75	%Ø**	1.53%**	35%*	35	%*Ø
10/31/2021	$11.42	$0.16	$2.69	$2.85	$(0.23)	$—	$—	$(0.23)	$—	$14.04	25.21%[d]		$8.7	4.40%	4.40	%Ø	0.72%	0.72	%Ø	1.21%	138%	138	%Ø
10/31/2020	$11.65	$0.23	$(0.09)	$0.14	$(0.23)	$(0.14)	$—	$(0.37)	$—	$11.42	1.14%[d]		$7.1	3.86%	3.86	%Ø	0.55%	0.55	%Ø	2.04%	74%	74	%cØ
10/31/2019	$11.15	$0.24	$0.80	$1.04	$(0.25)	$(0.29)	$—	$(0.54)	$—	$11.65	10.13%[d]		$12.0	3.35%	3.35	%Ø	0.49%	0.49	%Ø	2.12%	74%	74	%cØ
10/31/2018	$12.14	$0.23	$(0.58)	$(0.35)	$(0.22)	$(0.42)	$—	$(0.64)	$—	$11.15	(3.14)%[d]		$13.8	3.04%	3.04	%Ø	0.46%	0.46	%Ø	1.96%	59%[c]	59	%cØ
10/31/2017	$10.49	$0.18	$1.52	$1.70	$(0.05)	$—	$—	$(0.05)	$—	$12.14	16.24%		$13.9	3.59%[e]	3.56%		0.49%[e]	0.46%		1.63%[e]	113%[c]	101%[c]
Class A
4/30/2022 (Unaudited)	$13.92	$0.07	$(1.15)	$(1.08)	$(0.14)	$(1.66)	$—	$(1.80)	$—	$11.04	(8.96	)%*[d]	$1.1	4.85%**	4.85	%Ø**	1.11%**	1.11	%Ø**	1.15%**	35%*	35	%*Ø
10/31/2021	$11.33	$0.11	$2.67	$2.78	$(0.19)	$—	$—	$(0.19)	$—	$13.92	24.74%[d]		$1.3	4.82%	4.82	%Ø	1.07%	1.07	%Ø	0.86%	138%	138	%Ø
10/31/2020	$11.55	$0.19	$(0.09)	$0.10	$(0.18)	$(0.14)	$—	$(0.32)	$—	$11.33	0.82%[d]		$1.2	4.24%	4.24	%Ø	0.91%	0.91	%Ø	1.72%	74%	74	%cØ
10/31/2019	$11.05	$0.20	$0.79	$0.99	$(0.20)	$(0.29)	$—	$(0.49)	$—	$11.55	9.70%[d]		$2.1	3.74%	3.74	%Ø	0.84%	0.84	%Ø	1.79%	74%	74	%cØ
10/31/2018	$12.04	$0.20	$(0.59)	$(0.39)	$(0.18)	$(0.42)	$—	$(0.60)	$—	$11.05	(3.49)%[d]		$2.8	3.46%	3.46	%Ø	0.82%	0.82	%Ø	1.70%	59%[c]	59	%cØ
10/31/2017	$10.40	$0.14	$1.50	$1.64	$—	$—	$—	$—	$—	$12.04	15.77%		$3.9	4.10%[e]	4.05%		0.89%[e]	0.84%		1.27%[e]	113%[c]	101%[c]
Class C
4/30/2022 (Unaudited)	$13.46	$0.02	$(1.12)	$(1.10)	$(0.00)	$(1.66)	$—	$(1.66)	$—	$10.70	(9.33	)%*[d]	$0.7	5.56%**	5.56	%Ø**	1.86%	1.86	%Ø**	0.41%**	35%*	35	%*Ø
10/31/2021	$10.97	$0.02	$2.58	$2.60	$(0.11)	$—	$—	$(0.11)	$—	$13.46	23.84%[d]		$1.0	5.58%	5.58	%Ø	1.81%	1.81	%Ø	0.12%	138%	138	%Ø
10/31/2020	$11.20	$0.10	$(0.09)	$0.01	$(0.10)	$(0.14)	$—	$(0.24)	$—	$10.97	0.01%[d]		$1.5	4.99%	4.99	%Ø	1.66%	1.66	%Ø	0.89%	74%	74	%cØ
10/31/2019	$10.70	$0.11	$0.79	$0.90	$(0.11)	$(0.29)	$—	$(0.40)	$—	$11.20	8.97%[d]		$1.8	4.47%	4.47	%Ø	1.59%	1.59	%Ø	1.01%	74%	74	%cØ
10/31/2018	$11.66	$0.11	$(0.58)	$(0.47)	$(0.07)	$(0.42)	$—	$(0.49)	$—	$10.70	(4.25)%[d]		$2.3	4.18%	4.18	%Ø	1.57%	1.57	%Ø	0.92%	59%[c]	59	%cØ
10/31/2017	$10.14	$0.05	$1.47	$1.52	$—	$—	$—	$—	$—	$11.66	14.99%		$3.2	4.84%[e]	4.79%		1.63%[e]	1.59%		0.50%[e]	113%[c]	101%[c]
See Notes to Financial Highlights

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)@	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[a]		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#	Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#		Ratio of Net Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
Global Allocation Fund (cont'd)
Class R6
4/30/2022 (Unaudited)	$14.05	$0.10	$(1.15)	$(1.05)	$(0.21)	$(1.66)	$—	$(1.87)	$—	$11.13	(8.71)%[d]		$0.0	4.71%**	4.71	%Ø**	0.65%**	0.65	%Ø**	1.63	%**	35%*	35	%*Ø
10/31/2021	$11.43	$0.17	$2.69	$2.86	$(0.24)	$—	$—	$(0.24)	$—	$14.05	25.32%[d]		$0.0	4.72%	4.72	%Ø	0.61%	0.61	%Ø	1.31%		138%	138	%Ø
10/31/2020	$11.65	$0.23	$(0.07)	$0.16	$(0.24)	$(0.14)	$—	$(0.38)	$—	$11.43	1.32%[d]		$0.0	3.76%	3.76	%Ø	0.45%	0.45	%Ø	2.06%		74%	74	%cØ
Period from 1/18/2019^ to 10/31/2019	$10.56	$0.16	$0.93	$1.09	$—	$—	$—	$—	$—	$11.65	10.32	%*	$0.0	3.55%**	3.55	%Ø**	0.39%**	0.39	%Ø**	1.78	%**	74%*	74	%^^cØ*
Long Short Fund
Institutional Class
4/30/2022[b] (Unaudited)	$18.21	$(0.03)	$(1.04)	$(1.07)	$—	$(0.20)	$—	$(0.20)	$—	$16.94	(5.91	)%*	$5,017.2	1.67%**	1.27	%**	1.67%**	1.27	%**	(0.31	)%**	32%*	26	%*
10/31/2021	$16.00	$(0.02)	$2.59	$2.57	$—	$(0.36)	$—	$(0.36)	$—	$18.21	16.27%[d]		$5,191.6	1.59%	1.28%		1.59%	1.28%		(0.10)%		60%	49%
10/31/2020	$14.67	$(0.01)	$1.69	$1.68	$—	$(0.35)	$—	$(0.35)	$—	$16.00	11.68%[d]		$3,631.6	1.80%	1.30%		1.80%	1.30%		(0.08)%		81%	60%
10/31/2019	$14.54	$0.04	$0.85	$0.89	$—	$(0.76)	$—	$(0.76)	$—	$14.67	6.98%[d]		$2,098.0	1.78%	1.33%		1.78%	1.33%		0.28%		66%	47%
10/31/2018	$14.21	$0.03	$0.30	$0.33	$—	$—	$—	$—	$—	$14.54	2.32%[d]		$2,847.3	1.60%	1.31%		1.60%	1.31%		0.23%		83%	69%
10/31/2017	$12.74	$0.02	$1.45	$1.47	$—	$—	$—	$—	$0.00	$14.21	11.54	%fg	$2,853.0	1.80%	1.33%		1.80%[h]	1.32%[h]		0.12%[h]		80%	64%
Class A
4/30/2022[b] (Unaudited)	$18.00	$(0.06)	$(1.02)	$(1.08)	$—	$(0.20)	$—	$(0.20)	$—	$16.72	(6.04	)%*	$156.9	2.03%**	1.64	%**	2.03%**	1.64	%**	(0.67	)%**	32%*	26	%*
10/31/2021	$15.88	$(0.08)	$2.56	$2.48	$—	$(0.36)	$—	$(0.36)	$—	$18.00	15.82%[d]		$158.9	1.96%	1.64%		1.96%	1.64%		(0.46)%		60%	49%
10/31/2020	$14.61	$(0.07)	$1.69	$1.62	$—	$(0.35)	$—	$(0.35)	$—	$15.88	11.31%[d]		$95.6	2.15%	1.67%		2.15%	1.67%		(0.43)%		81%	60%
10/31/2019[i]	$14.54	$(0.01)	$0.84	$0.83	$—	$(0.76)	$—	$(0.76)	$—	$14.61	6.54%[d]		$63.6	2.13%	1.69%		2.13%	1.69%		(0.08)%		66%	47%
10/31/2018[i]	$14.26	$(0.02)	$0.30	$0.28	$—	$—	$—	$—	$—	$14.54	2.01%[d]		$105.9	1.96%	1.67%		1.96%	1.67%		(0.13)%		83%	69%
10/31/2017[i]	$12.83	$(0.02)	$1.45	$1.43	$—	$—	$—	$—	$0.00	$14.26	11.15	%fg	$145.6	2.16%	1.68%		2.16%[h]	1.68%[h]		(0.18)%[h]		80%	64%

See Notes to Financial Highlights

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)@	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[a]		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#	Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#		Ratio of Net Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
Long Short Fund (cont'd)
Class C
4/30/2022[b] (Unaudited)	$17.57	$(0.12)	$(1.00)	$(1.12)	$—	$(0.20)	$—	$(0.20)	$—	$16.25	(6.41	)%*	$51.6	2.78%**	2.39	%**	2.78%	2.39	%**	(1.42	)%**	32%*	26	%*
10/31/2021	$15.62	$(0.20)	$2.51	$2.31	$—	$(0.36)	$—	$(0.36)	$—	$17.57	14.98%[d]		$57.1	2.71%	2.39%		2.71%	2.39%		(1.20)%		60%	49%
10/31/2020	$14.49	$(0.17)	$1.65	$1.48	$—	$(0.35)	$—	$(0.35)	$—	$15.62	10.42%[d]		$55.3	2.90%	2.41%		2.90%	2.41%		(1.14)%		81%	60%
10/31/2019[i]	$14.53	$(0.12)	$0.84	$0.72	$—	$(0.76)	$—	$(0.76)	$—	$14.49	5.79%[d]		$61.4	2.88%	2.44%		2.88%	2.44%		(0.82)%		66%	47%
10/31/2018[i]	$14.34	$(0.13)	$0.32	$0.19	$—	$—	$—	$—	$—	$14.53	1.27%[d]		$77.6	2.71%	2.42%		2.71%	2.42%		(0.88)%		83%	69%
10/31/2017[i]	$13.00	$(0.13)	$1.47	$1.34	$—	$—	$—	$—	$0.00	$14.34	10.31	%fg	$92.7	2.90%	2.43%		2.90%[h]	2.43%[h]		(0.94)%[h]		80%	64%
U.S. Equity Index PutWrite Strategy Fund
Institutional Class
4/30/2022 (Unaudited)	$13.84	$0.06	$(0.86)	$(0.80)	$(0.03)	$(2.29)	$—	$(2.32)	$—	$10.72	(7.02	)%*	$311.4	0.68%**	0.68	%**Ø	0.66%**	0.66	%**Ø	1.05	%**	19%*	19	%*Ø
10/31/2021	$10.93	$0.01	$2.92	$2.93	$(0.01)	$(0.01)	$—	$(0.02)	$—	$13.84	26.82%		$287.2	0.69%	0.69	%Ø	0.65%	0.65	%Ø	0.09%		38%	38	%Ø
10/31/2020	$11.28	$0.14	$0.10	$0.24	$(0.16)	$(0.43)	$(0.00)	$(0.59)	$—	$10.93	2.22%		$235.6	0.74%	0.74	%Ø	0.66%	0.66	%Ø	1.31%		41%	41	%Ø
10/31/2019	$10.65	$0.18	$0.66	$0.84	$(0.21)	$—	$—	$(0.21)	$—	$11.28	7.99%		$236.8	0.76%	0.76	%Ø	0.65%	0.65	%Ø	1.65%		31%	31	%Ø
10/31/2018	$11.33	$0.12	$(0.13)	$(0.01)	$(0.08)	$(0.59)	$—	$(0.67)	$—	$10.65	(0.16)%		$217.6	0.74%	0.74	%Ø	0.65%	0.65	%Ø	1.09%		56%	56	%Ø
10/31/2017	$10.09	$0.05	$1.26	$1.31	$(0.04)	$(0.03)	$—	$(0.07)	$—	$11.33	13.05%		$152.0	0.98%	0.98	%Ø	0.65%	0.65	%Ø	0.49%		0%	0	%Ø
Class A
4/30/2022 (Unaudited)	$13.79	$0.04	$(0.85)	$(0.81)	$(0.02)	$(2.29)	$—	$(2.31)	$—	$10.67	(7.13	)%*	$6.1	1.06%**	1.06	%**Ø	1.01%**	1.01	%**Ø	0.68	%**	19%*	19	%*Ø
10/31/2021	$10.91	$(0.03)	$2.91	$2.88	$0.01	$(0.01)	$—	$—	$—	$13.79	26.40%		$5.7	1.07%	1.07	%Ø	1.01%	1.01	%Ø	(0.27)%		38%	38	%Ø
10/31/2020	$11.27	$0.12	$0.07	$0.19	$(0.12)	$(0.43)	$(0.00)	$(0.55)	$—	$10.91	1.71%		$4.4	1.11%	1.11	%Ø	1.02%	1.02	%Ø	1.08%		41%	41	%Ø
10/31/2019	$10.64	$0.14	$0.66	$0.80	$(0.17)	$—	$—	$(0.17)	$—	$11.27	7.63%		$30.7	1.12%	1.12	%Ø	1.01%	1.01	%Ø	1.30%		31%	31	%Ø
10/31/2018	$11.33	$0.11	$(0.16)	$(0.05)	$(0.05)	$(0.59)	$—	$(0.64)	$—	$10.64	(0.55)%		$18.4	1.11%	1.11	%Ø	1.01%	1.01	%Ø	0.97%		56%	56	%Ø
10/31/2017	$10.09	$0.01	$1.27	$1.28	$(0.01)	$(0.03)	$—	$(0.04)	$—	$11.33	12.70%		$4.1	1.35%	1.35	%Ø	1.01%	1.01	%Ø	0.13%		0%	0	%Ø

See Notes to Financial Highlights

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)@	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#	Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#		Ratio of Net Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)		Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
U.S. Equity Index PutWrite Strategy Fund (cont'd)
Class C
4/30/2022 (Unaudited)	$13.53	$0.00	$(0.85)	$(0.85)	$(0.00)	$(2.29)	$—	$(2.29)	$—	$10.39	(7.58)%*	$1.3	1.83%**	1.83	%**Ø	1.77%**	1.77	%**Ø	— %**	19%*	19	%*Ø
10/31/2021	$10.78	$(0.13)	$2.88	$2.75	$—	$—	$—	$—	$—	$13.53	25.51%	$1.2	1.85%	1.85	%Ø	1.76%	1.76	%Ø	(1.04)%	38%	38	%Ø
10/31/2020	$11.14	$0.02	$0.09	$0.11	$(0.04)	$(0.43)	$(0.00)	$(0.47)	$—	$10.78	1.00%	$0.8	1.89%	1.89	%Ø	1.77%	1.77	%Ø	0.22%	41%	41	%Ø
10/31/2019	$10.51	$0.06	$0.65	$0.71	$(0.08)	$—	$—	$(0.08)	$—	$11.14	6.86%	$1.0	1.92%	1.92	%Ø	1.76%	1.76	%Ø	0.54%	31%	31	%Ø
10/31/2018	$11.24	$(0.00)	$(0.13)	$(0.13)	$(0.01)	$(0.59)	$—	$(0.60)	$—	$10.51	(1.30)%	$1.2	1.89%	1.89	%Ø	1.76%	1.76	%Ø	(0.04)%	56%	56	%Ø
10/31/2017	$10.08	$(0.07)	$1.26	$1.19	$—	$(0.03)	$—	$(0.03)	$—	$11.24	11.81%	$0.5	2.12%	2.12	%Ø	1.76%	1.76	%Ø	(0.63)%	0%	0	%Ø
Class R6
4/30/2022 (Unaudited)	$13.85	$0.08	$(0.88)	$(0.80)	$(0.03)	$(2.29)	$—	$(2.32)	$—	$10.73	(7.00)%*	$267.9	0.58%**	0.58	%**Ø	0.56%**	0.56	%**Ø	1.28%**	19%*	19	%*Ø
10/31/2021	$10.93	$0.02	$2.93	$2.95	$(0.02)	$(0.01)	$—	$(0.03)	$—	$13.85	27.01%	$201.9	0.59%	0.59	%Ø	0.55%	0.55	%Ø	0.17%	38%	38	%Ø
10/31/2020	$11.29	$0.14	$0.10	$0.24	$(0.17)	$(0.43)	$(0.00)	$(0.60)	$—	$10.93	2.23%	$103.5	0.64%	0.64	%Ø	0.55%	0.55	%Ø	1.31%	41%	41	%Ø
10/31/2019	$10.66	$0.19	$0.66	$0.85	$(0.22)	$—	$—	$(0.22)	$—	$11.29	8.08%	$17.7	0.66%	0.66	%Ø	0.56%	0.56	%Ø	1.75%	31%	31	%Ø
10/31/2018	$11.34	$0.12	$(0.12)	$0.00	$(0.09)	$(0.59)	$—	$(0.68)	$—	$10.66	(0.09)%	$17.9	0.68%	0.68	%Ø	0.58%	0.58	%Ø	1.12%	56%	56	%Ø
10/31/2017	$10.10	$0.06	$1.26	$1.32	$(0.05)	$(0.03)	$—	$(0.08)	$—	$11.34	13.08%	$12.2	0.93%	0.93	%Ø	0.58%	0.58	%Ø	0.55%	0%	0	%Ø

See Notes to Financial Highlights

Notes to Financial Highlights Alternative and Multi-Asset Class Funds (Unaudited)

@  Calculated based on the average number of shares outstanding during each fiscal period.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee and/or if Long Short had not received refunds, plus interest, from State Street noted in (g) below for custodian out-of-pocket expenses previously paid during the year ended October 31, 2017.

**  Annualized.

^  The date investment operations commenced.

*  Not annualized.

Ø  Commodity Strategy and U.S. Equity Index PutWrite Strategy did not engage in short sales. For the six months ended April 30, 2022 and for the years ended October 31, 2021, 2020, 2019 and 2018, Global Allocation did not engage in short sales.

^^  Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2019 for Global Allocation and for the year ended October 31, 2021 for Commodity Strategy.

a  Total return based on per share NAV reflects the effects of changes in NAV on the performance of each Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested, but do not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

b  Consolidated financial highlights, see Note A in the Notes to Financial Statements.

c  Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been:

				Including Short Sales	Excluding Short Sales
	Year Ended October 31,			Year Ended
	2020	2019	2018	October 31, 2017
Global Allocation	176%	159%	129%	165%	154%

d  The class action proceeds listed in Note A of the Notes to Financial Statements, if any, had no impact on the Funds' total returns for the six months ended April 30, 2022. The class action proceeds received in 2021, 2020, 2019 and 2018 had no impact on the Funds' total returns for the years ended October 31, 2021, 2020, 2019 and 2018.

e  Dividend and interest expense relating to short sales, which is a non-recurring expense for Global Allocation, is included in these ratios on a non-annualized basis.

f  The voluntary contribution received in 2017 for Long Short had no impact on the Fund's total returns for the year ended October 31, 2017.

g  In May 2016, the Fund's custodian, State Street, announced that it had identified inconsistencies in the way in which Long Short was invoiced for categories of expenses, particularly those deemed "out-of-pocket" costs, from the Fund's inception through November 2015, and refunded to the Fund certain expenses, plus interest, determined to be payable to the Fund for the period in question. These amounts were refunded to the Fund by

Notes to Financial Highlights Alternative and Multi-Asset Class Funds (Unaudited) (cont'd)

State Street during the year ended October 31, 2017. These amounts had no impact on Long Short's total returns for the year ended October 31, 2017.

h  The custodian expenses refund noted in (g) above is non-recurring and is included in these ratios. Had Long Short not received the refund, the annualized ratio of net expenses to average net assets, the annualized ratio of net expenses to average net assets (excluding dividend and interest expense relating to short sales) and the annualized ratio of net investment income/(loss) to average net assets would have been:

	Ratio of Net Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)	Ratio of Net Investment Income/ (Loss) to Average Net Assets
	Year Ended October 31, 2017
Long Short Institutional Class	1.80%	1.32%	0.12%
Long Short Class A	2.16%	1.68%	(0.18)%
Long Short Class C	2.90%	2.43%	(0.94)%

i  After the close of business on December 7, 2018, Long Short's Class A and Class C shares underwent a stock split. The per share data presented here has been retroactively adjusted to reflect this split.

j  Commodity Strategy Class C shares were fully redeemed on February 2, 2021. Operations recommenced on March 24, 2021. The Financial highlights presented are only for the period after commencement of operations.

Directory

Investment Manager and Administrator

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264

Distributor

Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Shareholder Servicing Agent

DST Asset Manager Solutions Inc.
430 West 7th Street, Suite 219189
Kansas City, MO 64105-1407

For Institutional Class Shareholders
address correspondence to:

Neuberger Berman Funds
PO Box 219189
Kansas City, MO 64121-9189
Intermediary Client Services 800.366.6264

For Class A, Class C and Class R6 Shareholders:

Please contact your investment provider

Legal Counsel

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600

Independent Registered Public Accounting Firms*

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

*  Please refer to Note H—Change in Independent Auditors in the Notes to Financial Statements for more information

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge upon request, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Trust's Form N-PORT is available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund's investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

L0088 06/22

(b)	Not applicable to the Registrant.

Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman Alternative Funds (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Income Funds’ Form N-CSR, Investment Company Act file number 811-03802 (filed June 30, 2020).   The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.
Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.
Item 5.  Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.  Schedule of Investments.

The complete schedule of investments for each series is disclosed in the Registrant’s semi-annual report, which is included in Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and

President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal half-year period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Income Funds’ Form N-CSR, Investment Company Act file number 811-03802 (filed June 30, 2020).
(a)(2)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(3)	Not applicable to the Registrant.
(a)(4)	Information regarding a change in independent public accountant is attached hereto.
(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Alternative Funds

By:	/s/ Joseph V. Amato Joseph V. Amato Chief Executive Officer and President

Date: July 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato Joseph V. Amato Chief Executive Officer and President

Date: July 6, 2022

By:	/s/ John M. McGovern John M. McGovern Treasurer and Principal Financial and Accounting Officer

Date: July 6, 2022